UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                                  JULY 31, 2005
--------------------------------------------------------------------------------


                HIGHMARK
                   The smarter approach to investing.




                ANNUAL
                ---------------------------------
                                             REPORT
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[HIGHMARK FUNDS LOGO OMITTED]

                                                               TABLE OF CONTENTS

management's discussion of fund performance
   large cap growth fund .................................................     2
   value momentum fund ...................................................     4
   large cap value fund ..................................................     6
   core equity fund ......................................................     8
   balanced fund .........................................................    10
   small cap growth fund .................................................    12
   small cap value fund ..................................................    14
   california intermediate tax-free bond fund ............................    16
   national intermediate tax-free bond fund ..............................    18
   bond fund .............................................................    20
   short term bond fund ..................................................    22
   taxable money market funds ............................................    24
   california tax-free money market fund .................................    25
   capital growth allocation fund ........................................    26
   growth & income allocation fund .......................................    28
   income plus allocation fund ...........................................    30

disclosure of fund expenses ..............................................    32

statements of net assets/schedules of investments ........................    35

statements of assets and liabilities .....................................    84

statements of operations .................................................    86

statements of changes in net assets ......................................    90

financial highlights .....................................................    96

notes to financial statements ............................................   104

report of independent registered public accounting firm ..................   117

notice to shareholders ...................................................   118

trustees and officers ....................................................   119

board approval of the existing advisory and
sub-advisory agreements ..................................................   121

fund information .........................................................   124

[HIGHMARK FUNDS LOGO OMITTED]

This report and the financial statements contained herein are submitted for the general information of HighMark(R) Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

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                              WWW.HIGHMARKFUNDS.COM

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             TOP TEN HOLDINGS

 COMPANY                           % OF
                                PORTFOLIO*

 MICROSOFT                          3.8

 UNITEDHEALTH GROUP                 3.8

 JOHNSON & JOHNSON                  3.7

 SLM                                3.6

 WALGREEN                           3.6

 GENERAL ELECTRIC                   3.5

 SMITH INTERNATIONAL                3.3

 SCHLUMBERGER                       3.1

 DELL                               3.0

 PROCTER & GAMBLE                   3.0

            FUND SECTORS

 SECTOR                           % OF
                                PORTFOLIO*

 INFORMATION TECHNOLOGY            24.7

 HEALTH CARE                       22.9

 FINANCIALS                        15.8

 CONSUMER DISCRETIONARY            10.5

 INDUSTRIALS                        9.9

 ENERGY                             7.5

 CONSUMER STAPLES                   6.6

 MATERIALS                          2.1

 REPURCHASE AGREEMENT               0.0


*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
 SECURITIES LENDING.

LARGE CAP
GROWTH FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Large Cap Growth Fund produced a total return of 15.16% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Growth Index returned 11.17% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The fiscal year commenced against a backdrop of slowing corporate profit momentum and growing concern about the sustainability of the economic recovery. Despite significant headwinds in the form of high energy prices, ongoing geopolitical concerns, rising short-term interest rates, and the fading impact of fiscal and monetary stimuli, positive market forces prevailed during the year. Most classes of equities performed well, with small capitalization stocks leading the charge. Within the universe of large capitalization companies, growth stocks again underperformed value stocks, though this five-year trend showed signs of reversing itself late in the fiscal year.

      For the year, the Fund outpaced its benchmark, the Standard & Poor's 500/BARRA Growth Index by 3.99%. We believe strong stock selection was the primary driver of Fund performance. Holdings in the Financial Services, Healthcare, and Technology sectors were particularly rewarding. Within Financial Services, the Fund benefited from limited exposure in interest-rate sensitive areas such as banking. Rather, we focused on what proved to be relatively strong performing asset managers, including Legg Mason and Franklin Resources. Chicago Mercantile Exchange Holdings was another positive contributor. With respect to the Healthcare sector, Alcon and Genentech were among the Fund's top performers for the year. Fund performance also benefited from Technology holdings Google and Apple Computer, which has since been sold.

      Although the Fund did face slight disappointment in the Consumer Discretionary sector, with holdings such as Carnival and Harman International Industries detracting from results, overall we remain pleased with the Fund's relatively strong performance for the fiscal year.

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2                                1.800.433.6884

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[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]
PORTFOLIO MANAGER
DANIEL BECKER
WADDELL & REED INVESTMENT
MANAGEMENT CO.

[PHOTO OMITTED]
PORTFOLIO MANAGER
PHILIP SANDERS
WADDELL & REED INVESTMENT
MANAGEMENT CO.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP GROWTH FUND VERSUS THE S&P 500/ BARRA GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark Large      HighMark Large    HighMark Large    HighMark Large                     Morningstar
          Cap Growth Fund,    Cap Growth Fund,  Cap Growth Fund,  Cap Growth Fund,  S&P 500/BARRA    Large Growth
          Fiduciary Shares    Class A Shares    Class B Shares+   Class C Shares+   Growth Index     Category

7/31/95       $10,000           $ 9,450            $10,000           $10,000           $10,000         $10,000
7/96           11,272            10,667             11,272            11,272            11,765          11,086
7/97           16,743            15,840             16,743            16,743            18,412          16,054
7/98           20,526            19,366             20,437            20,526            22,999          18,985
7/99           24,064            22,642             23,760            24,064            28,567          23,644
7/00           26,743            25,103             26,179            26,598            33,414          30,056
7/01           14,519            13,599             14,076            14,318            23,567          21,196
7/02           10,922            10,219             10,507            10,674            18,333          15,159
7/03           12,136            11,293             11,551            11,752            19,963          16,868
7/04           12,555            11,673             11,854            12,060            21,781          18,023
7/05           14,458            13,407             13,520            13,753            24,214          20,699


------------------------------------------------------------------------------------------------
                                               ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                    ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE
                                     RETURN      RETURN       RETURN       RETURN      INCEPTION
------------------------------------------------------------------------------------------------
      Fiduciary Shares               15.16%       9.80%       -11.57%      3.76%        5.03%
------------------------------------------------------------------------------------------------
      Class A Shares                 14.86%       9.47%       -11.79%      3.56%        4.87%+
------------------------------------------------------------------------------------------------
      Class A Shares with load*       8.54%       7.41%       -12.78%      2.98%        4.36%+
------------------------------------------------------------------------------------------------
      Class B Shares                 14.06%       8.77%       -12.38%      3.06%+       4.43%+
------------------------------------------------------------------------------------------------
      Class B Shares with load**      9.06%       7.92%       -12.68%      3.06%+       4.43%+
------------------------------------------------------------------------------------------------
      Class C Shares                 14.04%       8.82%       -12.36%      3.24%+       4.59%+
------------------------------------------------------------------------------------------------
      Class C Shares with load***    13.04%       8.82%       -12.36%      3.24%+       4.59%+
------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 5.50% front-end sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                              WWW.HIGHMARKFUNDS.COM                            3

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

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               TOP TEN HOLDINGS*

  COMPANY                           % OF
                                 PORTFOLIO**

  EXXON MOBIL                        3.5

  QUESTAR                            3.3

  CITIGROUP                          3.1

  GENERAL ELECTRIC                   3.0

  ALTRIA GROUP                       2.8

  WASHINGTON MUTUAL                  2.2

  JPMORGAN CHASE                     2.0

  AVERY DENNISON                     1.9

  BANK OF AMERICA                    1.8

  PARKER HANNIFIN                    1.7

                FUND SECTORS

  SECTOR                            % OF
                                 PORTFOLIO**

  FINANCIALS                        23.7

  INDUSTRIALS                       14.8

  ENERGY                            12.7

  INFORMATION TECHNOLOGY             8.8

  CONSUMER DISCRETIONARY             8.1

  HEALTH CARE                        7.8

  MATERIALS                          7.3

  CONSUMER STAPLES                   7.0

  UTILITIES                          3.8

  TELECOMMUNICATIONS                 3.1

  REPURCHASE AGREEMENT               2.5

  REGULATED INVESTMENT COMPANY       0.4

  EQUITY OPTIONS                     0.0

  RIGHTS                             0.0


 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
  SECURITIES LENDING.

VALUE MOMENTUM FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Value Momentum Fund produced a total return of 16.96% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 14.05% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy remained generally healthy throughout the year. Higher gasoline prices, rising healthcare costs, heavy debt loads, and higher interest rates, seemed to have little or no impact on consumer spending. In the industrial economy, companies devoted the past few years to cutting costs and improving cash flow. This devotion paid off, leading to balance sheets flush with cash and strong levels of free cash flow. Much of that cash flow has been directed toward further balance sheet repair and dividend increases.

      In the equity markets, most classes of stocks performed well for the year. As has been the case for several years, small capitalization companies again outperformed large capitalization companies, and value stocks again outperformed their growth counterparts. It has become increasingly difficult for value-seeking investors to find average businesses at very low valuations. However, another form of value investing is seeking above average businesses at average valuations, and this is the area in which we were able to find value during the year.

      We are pleased to report that the Fund outpaced its benchmark, the Standard & Poor's 500 Composite Index. The primary driver of Fund performance during the past year was our overweight position relative to the index in the strongest performing Energy sector. Oil companies had a particularly strong year. Evidence suggests that demand exceeded production. Additionally, it has become more difficult to find oil reserves, and the new reserves that have been found tend to be located in politically unstable regions. These factors combined to drive record high crude oil prices during the year. Detracting slightly from Fund performance during the year was a relative underweight in the Technology sector, which experienced a late-year rally after a largely disappointing year.

      Overall characteristics of the Fund during the year remained in line with its history and with traditional value parameters. The weighted average dividend yield of the stocks in the Fund was higher than the Standard & Poor's 500 Composite Index. Meanwhile, the Fund's price-to-earnings ratio and weighted average market capitalization continued to be below the benchmark.

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4                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]
TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]
PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]
PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark Value      HighMark Value    HighMark Value    HighMark Value                     Morningstar
          Momentum Fund,      Momentum Fund,    Momentum Fund,    Momentum Fund,    S&P 500          Large Value
          Fiduciary Shares    Class A Shares    Class B Shares+   Class C Shares+   Composite Index  Category

7/31/95       $10,000            $9,450            $10,000           $10,000           $10,000         $10,000
7/96           11,681            11,016             11,681            11,681            11,657          11,471
7/97           17,229            16,210             17,229            17,229            17,735          16,463
7/98           18,818            17,662             18,734            18,818            21,156          18,060
7/99           21,279            19,921             20,961            21,279            25,430          20,282
7/00           22,231            20,764             21,695            22,099            27,711          19,655
7/01           22,108            20,597             21,374            21,774            23,740          21,654
7/02           17,673            16,426             16,947            17,247            18,130          17,544
7/03           19,441            18,026             18,472            18,801            20,061          19,033
7/04           22,491            20,795             21,167            21,550            22,703          21,943
7/05           26,305            24,256             24,544            24,976            25,893          25,411


------------------------------------------------------------------------------------------------
                                               ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                    ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE
                                     RETURN      RETURN       RETURN       RETURN      INCEPTION
------------------------------------------------------------------------------------------------
      Fiduciary Shares               16.96%      14.17%        3.42%       10.16%       11.54%
------------------------------------------------------------------------------------------------
      Class A Shares                 16.64%      13.87%        3.16%        9.88%       11.35%+
------------------------------------------------------------------------------------------------
      Class A Shares with load*      10.24%      11.74%        2.00%        9.26%       10.92%+
------------------------------------------------------------------------------------------------
      Class B Shares                 15.95%      13.14%        2.50%        9.39%+      11.01%+
------------------------------------------------------------------------------------------------
      Class B Shares with load**     10.95%      12.35%        2.20%        9.39%+      11.01%+
------------------------------------------------------------------------------------------------
      Class C Shares                 15.90%      13.13%        2.48%        9.59%+      11.14%+
------------------------------------------------------------------------------------------------
      Class C Shares with load***    14.90%      13.13%        2.48%        9.59%+      11.14%+
------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 5.50% front-end sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            5

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

            TOP TEN HOLDINGS

 COMPANY                            % OF
                                 PORTFOLIO*

 PFIZER                              4.1

 EXXON MOBIL                         3.8

 VERIZON COMMUNICATIONS              2.5

 CHEVRON                             2.5

 CONOCOPHILLIPS                      2.4

 WELLS FARGO                         2.3

 CITIGROUP                           2.2

 WACHOVIA                            2.0

 BANK OF AMERICA                     2.0

 US BANCORP                          1.7

             FUND SECTORS

 SECTOR                            % OF
                                PORTFOLIO*

 FINANCIALS                        34.8

 ENERGY                            14.7

 CONSUMER DISCRETIONARY            11.9

 HEALTH CARE                        7.5

 UTILITIES                          6.5

 CONSUMER STAPLES                   5.5

 INFORMATION TECHNOLOGY             4.9

 INDUSTRIALS                        4.9

 TELECOMMUNICATIONS                 4.7

 MATERIALS                          3.2

 REPURCHASE AGREEMENT               1.4


*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
 SECURITIES LENDING.

LARGE CAP VALUE FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Large Cap Value Fund produced a total return of 21.35% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 19.04% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The first quarter of 2005 marked the fifth anniversary of both the bursting of the Internet bubble and the beginning of a strong performing period with respect to value investing. Value stocks once again outperformed growth stocks during the past fiscal year. Small- and mid-cap companies continued to be the clear standouts. Even within the universe of large capitalization companies, stocks on the smaller end of the spectrum generally outperformed their larger counterparts.

      In this positive environment for investing, the Fund outperformed its benchmark, the Russell 1000 Value Index. The measures that we use to pick stocks, identifying value companies we believe to have strong management and positive momentum, worked in the Fund's favor. The Fund remained fully invested, sector neutral, and well diversified. As a result, our performance is explained almost exclusively by bottom-up stock selection. Strong stock selection within the Capital Goods sector, specifically the underlying construction industry, was the single largest contributor to performance. Toll Brothers, which has since been sold, and KB Home were especially rewarding. Additionally, the Fund's performance benefited within the Consumer Discretionary sector, where retailer Abercrombie & Fitch performed particularly well. A relative underweight to several benchmark-held names in the poor performing media segment was another positive contributing factor to the Fund's relative performance. The Fund also benefited from the strong performance of Valero Energy and Sunoco.

      The Fund did face some minor disappointments during the year in the Financial sector. For example, lack of exposure to MBNA, which experienced strong stock price appreciation following the announcement of the bank's merger with Bank of America, was the most notable Financial sector detractor. Overall, however, we are quite proud of the performance results delivered to Fund shareholders during the fiscal year.

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6                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]
PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]
PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]
PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark Large      HighMark Large    HighMark Large    HighMark Large                     Morningstar
          Cap Value Fund,     Cap Value Fund,   Cap Value Fund,   Cap Value Fund,   Russell 1000     Large Value
          Fiduciary Shares    Class A Shares    Class B Shares+   Class C Shares+   Value Index      Category

7/31/95       $10,000          $  9,450            $10,000           $10,000           $10,000         $10,000
7/96           11,826            11,171             11,826            11,826            11,588          11,471
7/97           16,572            15,636             16,572            16,572            17,246          16,463
7/98           18,360            17,278             18,280            18,360            20,301          18,060
7/99           20,972            19,686             20,702            20,972            23,344          20,282
7/00           18,944            17,745             18,529            18,848            22,177          19,655
7/01           18,395            17,174             17,817            18,120            24,115          21,654
7/02           13,923            12,958             13,368            13,596            19,957          17,544
7/03           14,934            13,880             14,225            14,460            22,103          19,033
7/04           17,969            16,653             16,956            17,237            26,011          21,943
7/05           21,805            20,171             20,385            20,738            30,961          25,411

------------------------------------------------------------------------------------------------
                                               ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                    ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE
                                     RETURN      RETURN       RETURN      RETURN      INCEPTION
------------------------------------------------------------------------------------------------
      Fiduciary Shares               21.35%      16.13%       2.85%        8.11%       11.33%
------------------------------------------------------------------------------------------------
      Class A Shares                 21.12%      15.89%       2.60%        7.88%       11.23%+
------------------------------------------------------------------------------------------------
      Class A Shares with load*      14.42%      13.73%       1.44%        7.27%       10.94%+
------------------------------------------------------------------------------------------------
      Class B Shares                 20.22%      15.10%       1.92%        7.38%+      10.98%+
------------------------------------------------------------------------------------------------
      Class B Shares with load**     15.22%      14.34%       1.55%        7.38%+      10.98%+
------------------------------------------------------------------------------------------------
      Class C Shares                 20.31%      15.11%       1.93%        7.57%+      11.07%+
------------------------------------------------------------------------------------------------
      Class C Shares with load***    19.31%      15.11%       1.93%        7.57%+      11.07%+
------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 5.50% front-end sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            7

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

           TOP TEN HOLDINGS

 COMPANY                            % OF
                                 PORTFOLIO*

 GENERAL ELECTRIC                    4.3

 BANK OF AMERICA                     3.4

 CHEVRON                             3.0

 PFIZER                              3.0

 CITIGROUP                           2.8

 HOME DEPOT                          2.6

 NATIONAL CITY                       2.3

 GOLDMAN SACHS GROUP                 2.2

 BP ADR                              2.2

 JOHNSON & JOHNSON                   2.1

              FUND SECTORS

 SECTOR                             % OF
                                 PORTFOLIO*

 FINANCIALS                         19.6

 INFORMATION TECHNOLOGY             16.2

 HEALTH CARE                        12.6

 INDUSTRIALS                        11.9

 CONSUMER DISCRETIONARY             11.9

 CONSUMER STAPLES                    9.5

 ENERGY                              8.2

 UTILITIES                           3.5

 MATERIALS                           3.4

 TELECOMMUNICATIONS                  2.8

 REPURCHASE AGREEMENT                0.4


*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
 SECURITIES LENDING.

CORE EQUITY FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Core Equity Fund produced a total return of 11.47% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 14.05% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy remained on firm footing throughout the fiscal year. Higher gasoline prices and rising interest rates seemed to have little impact on consumer spending, which continued to grow in excess of 9%. In addition to the surprising durability of the consumer, the industrial economy also showed welcome signs of strength. American corporations benefiting from years of restructuring have been experiencing strong profitability and sustained productivity improvements. Operating profits have now surged well ahead of peak levels observed in 2001, driving price-to-earnings ratios lower.

      Under these constructive economic conditions, equity markets fared well during the year relative to both bonds and cash. Smaller-cap and value-oriented companies tended to outperform larger and growth-oriented stocks. Energy, Utilities and Healthcare were the strongest performing sectors, while Basic Materials, Industrials and Consumer Discretionary lagged over the last 12 months.

      For the year-ended July 31, 2005, the Fund underperformed its benchmark, the Standard & Poor's 500 Composite Index. Event-driven, stock-specific issues were the largest contributors during the first half of the fiscal year. Investigations into market timing at Putnam (Marsh McLennan Companies), bid rigging at American International Group, and the recall of Vioxx at Merck & Co., which have all since been sold, were the largest contributors to underperformance. Holdings in Constellation Energy Group, Shire Pharmaceuticals, which has since been sold, BHP Billiton and ConocoPhillips contributed positively to performance.

      The Fund started to show signs of improved relative performance in the second half of the fiscal year under a new portfolio management team led by David Goerz and Richard Rocke. We narrowed the Fund's sector exposures during the second quarter of 2005. Transaction costs during the transition were more than offset by strong stock selection in 2005. During the second half, Suncor Energy, which has since been sold, Texas Instruments and CVS, which has since been sold, were among the strongest contributors to outperformance. New holdings in Cigna, Whirlpool, Metlife and King Pharmaceuticals proved timely as well.

--------------------------------------------------------------------------------

8                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]
PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]
PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark Core       HighMark Core     HighMark Core     HighMark Core     S&P 500      Morningstar
          Equity Fund,        Equity Fund,      Equity Fund,      Equity Fund,      Composite    Large Blend
          Fiduciary Shares    Class A Shares+   Class B Shares+   Class C Shares+   Index        Category

5/31/00       $10,000          $  9,450            $10,000           $10,000         $10,000       $10,000
7/00            9,768             9,231              9,758             9,768          10,087        10,125
7/01            8,312             7,829              8,230             8,312           8,642         8,879
7/02            6,296             5,914              6,178             6,296           6,600         6,877
7/03            6,872             6,441              6,685             6,872           7,302         7,495
7/04            7,546             7,051              7,260             7,503           8,264         8,356
7/05            8,411             7,849              7,950             8,298           9,425         9,570

------------------------------------------------------------------------------------
                                                ANNUALIZED   ANNUALIZED   ANNUALIZED
                                     ONE YEAR     3 YEAR       5 YEAR       SINCE
                                      RETURN      RETURN       RETURN     INCEPTION
------------------------------------------------------------------------------------
      Fiduciary Shares                11.47%      10.13%       -2.95%       -3.29%
------------------------------------------------------------------------------------
      Class A Shares                  11.32%       9.90%       -3.19%       -3.53%+
------------------------------------------------------------------------------------
      Class A Shares with load*        5.16%       7.85%       -4.28%       -4.58%+
------------------------------------------------------------------------------------
      Class B Shares                  10.60%       9.13%       -3.83%       -4.16%+
------------------------------------------------------------------------------------
      Class B Shares with load**       5.60%       8.28%       -4.21%       -4.34%+
------------------------------------------------------------------------------------
      Class C Shares                  10.59%       9.64%+      -3.21%+      -3.55%+
------------------------------------------------------------------------------------
      Class C Shares with load***      9.59%       9.64%+      -3.21%+      -3.55%+
------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 5.50% front-end sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            9

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

            TOP TEN HOLDINGS*

  COMPANY                           % OF
                                 PORTFOLIO**

  GENERAL ELECTRIC                   3.2

  EXXON MOBIL                        2.1

  CVS                                1.7

  TYCO INTERNATIONAL                 1.7

  MICROSOFT                          1.6

  U.S. TREASURY BOND,
    8.125%, 08/15/19                 1.5

  CITIGROUP                          1.5

  JOHNSON & JOHNSON                  1.4

  U.S. TREASURY BOND,
    7.250%, 05/15/16                 1.4

  BANK OF AMERICA                    1.3

               FUND SECTORS

  SECTOR                            % OF
                                 PORTFOLIO**

  CORPORATE OBLIGATIONS             14.0

  FINANCIALS                        12.7

  INFORMATION TECHNOLOGY            11.7

  U.S. GOVERNMENT OBLIGATIONS       10.5

  HEALTH CARE                        8.5

  INDUSTRIALS                        8.3

  CONSUMER DISCRETIONARY             8.2

  CONSUMER STAPLES                   7.2

  ENERGY                             6.4

  U.S. TREASURY OBLIGATIONS          4.6

  UTILITIES                          2.6

  ASSET-BACKED SECURITIES            1.7

  TELECOMMUNICATIONS                 1.5

  MATERIALS                          1.3

  REPURCHASE AGREEMENT               0.8


 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
  SECURITIES LENDING.

BALANCED FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Balanced Fund produced a total return of 9.32% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 14.05%, and the Lehman Brothers U.S. Aggregate Bond Index returned 4.80% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy remained on firm footing throughout the fiscal year. Higher gasoline prices and rising interest rates seemed to have little impact on consumer spending, which continued to grow in excess of 9%. In addition to the surprising durability of the consumer, the industrial economy also showed welcome signs of strength. American corporations benefiting from years of restructuring have been experiencing strong profitability and sustained productivity improvements. Operating profits have now surged well ahead of peak levels observed in 2001, driving price-to-earnings ratios lower.

      Under these constructive economic conditions, equity markets fared well during the year relative to both bonds and cash. Smaller-cap and value-oriented companies tended to outperform larger and growth-oriented stocks. Energy, Utilities and Healthcare were the strongest performing sectors, while Basic Materials, Industrials and Consumer Discretionary lagged over the last 12 months.

      The Federal Reserve boosted interest rates at each meeting during the year to 3.25%, two percentage points higher than a year ago. Credit spreads also tightened, giving a boost to corporate bond returns versus other sectors. What has been most surprising for fixed investors is that bond yields generally have not increased as expected, and the benchmark Treasury bond actually declined from 4.48% to 4.28%.

      For the year-ended July 31, 2005, the Fund's equity portfolio benefited from strong performers such as Shire Pharmaceutical, which has since been sold, drug retailer CVS, and Canadian oil producer Suncor Energy, while poor performance of Tyco International detracted from results. With respect to fixed income holdings, the Fund's relatively short duration dragged performance slightly lower as longer-term bonds outperformed shorter-term bonds during the period.

--------------------------------------------------------------------------------

10                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]
PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]
PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]
PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark           HighMark          HighMark          HighMark          S&P 500     Lehman Brothers   Morningstar
          Balanced Fund,     Balanced Fund,    Balanced Fund,    Balanced Fund,    Composite   U.S. Aggregate    Moderate Allocation
          Fiduciary Shares   Class A Shares    Class B Shares+   Class C Shares+   Index       Bond Index        Category

7/31/95       $10,000          $  9,450            $10,000           $10,000        $10,000        $10,000           $10,000
7/96           11,094            10,463             11,094            11,094         11,657         10,553           10,971
7/97           14,474            13,610             14,474            14,474         17,735         11,691           14,183
7/98           15,532            14,579             15,486            15,532         21,156         12,609           15,570
7/99           17,079            15,985             16,866            17,079         25,430         12,922           17,115
7/00           17,469            16,309             17,090            17,366         27,711         13,692           18,257
7/01           16,447            15,306             15,947            16,199         23,740         15,430           18,098
7/02           14,105            13,091             13,552            13,769         18,130         16,593           15,917
7/03           15,135            14,028             14,418            14,649         20,061         17,491           17,227
7/04           16,347            15,102             15,430            15,673         22,703         18,338           18,786
7/05           17,870            16,472             16,712            16,965         25,893         19,218           21,061

--------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                       ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE
                                        RETURN      RETURN       RETURN       RETURN     INCEPTION
--------------------------------------------------------------------------------------------------
      Fiduciary Shares                  9.32%       8.20%        0.45%       5.98%        7.66%
--------------------------------------------------------------------------------------------------
      Class A Shares                    9.07%       7.96%        0.20%       5.71%        7.48%+
--------------------------------------------------------------------------------------------------
      Class A Shares with load*         3.07%       5.94%       -0.93%       5.12%        7.06%+
--------------------------------------------------------------------------------------------------
      Class B Shares                    8.31%       7.24%       -0.45%       5.27%+       7.17%+
--------------------------------------------------------------------------------------------------
      Class B Shares with load**        3.31%       6.36%       -0.80%       5.27%+       7.17%+
--------------------------------------------------------------------------------------------------
      Class C Shares                    8.24%       7.20%       -0.47%       5.43%+       7.28%+
--------------------------------------------------------------------------------------------------
      Class C Shares with load***       7.24%       7.20%       -0.47%       5.43%+       7.28%+
--------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 5.50% front-end sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           11

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

           TOP TEN HOLDINGS

 COMPANY                            % OF
                                  PORTFOLIO*

 COVANCE                             2.8

 IMMUCOR                             2.1

 AFFILIATED MANAGERS GROUP           2.1

 CHEMED                              2.1

 LIFEPOINT HOSPITALS                 1.9

 SYMMETRY MEDICAL                    1.8

 KANBAY INTERNATIONAL                1.7

 CENTRAL GARDEN AND PET              1.6

 MOMENTA PHARMACEUTICALS             1.5

 ADVISORY BOARD                      1.5

             FUND SECTORS

 SECTOR                            % OF
                                 PORTFOLIO*

 INFORMATION TECHNOLOGY             25.2

 HEALTH CARE                        21.4

 CONSUMER DISCRETIONARY             14.1

 INDUSTRIALS                        13.4

 FINANCIALS                         12.3

 ENERGY                              7.5

 CONSUMER STAPLES                    2.5

 UTILITITES                          1.3

 REPURCHASE AGREEMENT                0.9

 TELECOMMUNICATIONS                  0.8

 MATERIALS                           0.6


*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
 SECURITIES LENDING.

SMALL CAP GROWTH FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Small Cap Growth Fund produced a total return of 24.31% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Growth Index returned 22.58% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Following a slow start to the fiscal year, stock markets experienced a significant rally following the November elections. Although equities gave back some gains in the first quarter of 2005, a surge to end the fiscal year resulted in strong absolute returns for most asset classes during the period. Size continued to be a significant factor, with small capitalization companies outpacing their larger counterparts. Within the small cap universe, value stocks once again outperformed growth stocks.

      With this as the backdrop for investing, we were pleased that the Fund outperformed its benchmark, the Russell 2000 Growth Index, during the fiscal year. Stock selection continued to be the primary driver of Fund performance. The biggest contributor to Fund results during the year was the Healthcare sector. Specifically, Kindred Healthcare, which has since been sold, proved to be a strong performer. Eon Labs, which has since been sold, Chemed and Renal Care Group were other Healthcare stocks that performed well during the period. In addition, web designer a Quantive, payment processor Global Payments, and Anteon International were contributors. Fund performance also benefited in the Energy sector. The overall strength of Energy stocks, coupled with the strong results of several holdings in the sector, rewarded shareholders.

      Detracting from the Fund's performance during the year were First Marblehead, ACE Cash Express and Advance America, which has since been sold, as well as certain holdings in the Technology sector. Despite these minor setbacks, overall we remain pleased with the Fund's strong performance for the year.

--------------------------------------------------------------------------------

12                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP GROWTH FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]
PORTFOLIO MANAGER
EDWARD ANTOIAN
CHARTWELL INVESTMENT
PARTNERS, L.P.

[PHOTO OMITTED]
PORTFOLIO MANAGER
MICHAEL JONES
CHARTWELL INVESTMENT
PARTNERS, L.P.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark Small      HighMark Small    HighMark Small    HighMark Large                     Morningstar
          Cap Growth Fund,    Cap Growth Fund,  Cap Growth Fund,  Cap Growth Fund,  Russell 2000     Small Growth
          Fiduciary Shares    Class A Shares    Class B Shares    Class C Shares    Growth Index     Category

4/30/03       $10,000          $  9,450            $10,000           $10,000           $10,000         $10,000
7/03           11,659            11,017             11,650            11,649            12,199          11,930
7/04           11,901            11,217             11,781            11,780            13,580          13,306
7/05           14,794            13,913             14,224            14,523            16,647          16,261

-----------------------------------------------------------
                                                 ANNUALIZED
                                      ONE YEAR     SINCE
                                       RETURN    INCEPTION+
-----------------------------------------------------------
      Fiduciary Shares                 24.31%      19.33%
-----------------------------------------------------------
      Class A Shares                   24.03%      19.08%
-----------------------------------------------------------
      Class A Shares with load*        17.17%      16.14%
-----------------------------------------------------------
      Class B Shares                   23.28%      18.35%
-----------------------------------------------------------
      Class B Shares with load**       18.28%      17.27%
-----------------------------------------------------------
      Class C Shares                   23.28%      18.35%
-----------------------------------------------------------
      Class C Shares with load***      22.28%      18.35%
-----------------------------------------------------------

  + Commenced operations on April 28, 2003.

  * Reflects 5.50% front-end sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            13

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

              TOP TEN HOLDINGS*

  COMPANY                           % OF
                                 PORTFOLIO**

  RYLAND GROUP                       1.7

  FMC                                1.5

  MDC HOLDINGS                       1.5

  PHOTRONICS                         1.4

  HOLLY                              1.4

  TESORO PETROLEUM                   1.4

  NS GROUP                           1.4

  GREIF, CL A                        1.3

  LONGS DRUG STORES                  1.3

  GATX                               1.3

             FUND SECTORS

  SECTOR                            % OF
                                 PORTFOLIO**

  FINANCIALS                        26.2

  INDUSTRIALS                       17.8

  CONSUMER DISCRETIONARY            14.8

  INFORMATION TECHNOLOGY             9.8

  MATERIALS                          7.2

  ENERGY                             7.1

  CONSUMER STAPLES                   5.8

  REPURCHASE AGREEMENT               4.6

  UTILITIES                          4.0

  HEALTH CARE                        2.3

  TELECOMMUNICATIONS                 0.4


 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
  SECURITIES LENDING.

SMALL CAP VALUE FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Small Cap Value Fund produced a total return of 29.10% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 26.72% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Following a slow start to the fiscal year, stock markets experienced a significant rally following the November elections. Although equities gave back some gains in the first quarter of 2005, a surge to end the fiscal year resulted in strong absolute returns for most asset classes during the period. Size continued to be a significant factor, with small capitalization companies outpacing their larger counterparts. Within the small cap universe, value stocks once again outperformed growth stocks. In fact, small cap value proved to be the best performing segment of the market during the fiscal year.

      During the year-ended July 31, 2005, we were pleased that the Fund outpaced its benchmark, the Russell 2000 Value Index. The Fund benefited during the year from strong stock selection. Energy holdings Holly and Tesoro Petroleum were among the Fund's top performers. Also contributing to performance were holdings in the Consumer Discretionary and Technology sectors. The Fund's defensive, value-oriented investment strategy also worked in favor of shareholders, particularly during the falling market experienced during the first quarter of 2005 when the Fund gave up less ground than the overall market and the benchmark.

      Although a substantial underweight in relatively strong performing Real Estate Investment Trusts (REITs) did detract from performance, overall we remain pleased with the Fund's ability to reward shareholders with strong results for the year.

--------------------------------------------------------------------------------

14                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]
HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark Small      HighMark Small    HighMark Small    HighMark Large                     Morningstar
          Cap Value Fund,     Cap Value Fund,   Cap Value Fund,   Cap Value Fund,   Russell 2000     Small Value
          Fiduciary Shares    Class A Shares    Class B Shares    Class C Shares+   Value Index      Category

9/30/98       $10,000          $  9,450            $10,000           $10,000           $10,000         $10,000
7/99           12,479            11,778             12,398            12,479            11,208          11,990
7/00           14,529            13,670             14,336            14,488            11,752          12,493
7/01           14,122            13,246             13,804            13,950            14,543          15,797
7/02           14,136            13,225             13,695            13,840            13,742          14,984
7/03           17,033            15,891             16,325            16,493            16,300          17,502
7/04           20,562            19,137             19,538            19,743            20,022          21,467
7/05           26,546            24,645             25,009            25,249            25,371          26,724

-----------------------------------------------------------------------------------
                                               ANNUALIZED   ANNUALIZED   ANNUALIZED
                                    ONE YEAR     3 YEAR       5 YEAR       SINCE
                                     RETURN      RETURN       RETURN     INCEPTION
-----------------------------------------------------------------------------------
      Fiduciary Shares               29.10%      23.38%       12.81%       15.37%
-----------------------------------------------------------------------------------
      Class A Shares                 28.78%      23.06%       12.51%       15.05%
-----------------------------------------------------------------------------------
      Class A Shares with load*      21.70%      20.75%       11.24%       14.11%
-----------------------------------------------------------------------------------
      Class B Shares                 28.00%      22.23%       11.77%       14.36%
-----------------------------------------------------------------------------------
      Class B Shares with load**     23.00%      21.56%       11.52%       14.36%
-----------------------------------------------------------------------------------
      Class C Shares                 27.89%      22.19%       11.75%       14.54%+
-----------------------------------------------------------------------------------
      Class C Shares with load***    26.89%      22.19%       11.75%       14.54%+
-----------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

  * Reflects 5.50% front-end sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             15

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                TOP TEN HOLDINGS

HOLDING                              % OF
                                   PORTFOLIO

LOS ANGELES, DEPARTMENT OF
  WATER & POWER, SER A-A-1,
  RB, MBIA INSURED
  5.250%, 07/01/11                   2.4

EASTERN MUNICIPAL WATER DISTRICT,
  SER A, COP, FGIC INSURED
  CALLABLE 07/01/11 @ 100
  5.375%, 07/01/16                   1.7

EASTERN MUNICIPAL WATER DISTRICT,
  SER A, COP, FGIC INSURED
  CALLABLE 07/01/11 @ 100
  5.375%, 07/01/17                   1.6

M-S-R PUBLIC POWER AUTHORITY,
  SAN JUAN PROJECT, SER I,
  RB, MBIA INSURED
  CALLABLE 07/01/11 @ 100
  5.000%, 07/01/14                   1.6

SAN MATEO, UNIFIED HIGH SCHOOL
  DISTRICT, SER A, GO, FGIC INSURED
  PREREFUNDED @ 100
  5.375%, 09/01/11                   1.5

METROPOLITAN, WATER DISTRICT OF
  SOUTHERN CALIFORNIA, SER A,
  RB CALLABLE 07/01/11 @ 101
  5.375%, 07/01/12                   1.5

CENTRAL COAST, WATER AUTHORITY,
  WATER PROJECT REGIONAL FACILITIES,
  SER A, RB, AMBAC INSURED
  CALLABLE 10/01/06 @ 102
  5.000%, 10/01/07                   1.5

CONTRA COSTA COUNTY, MERRITHEW
  MEMORIAL HOSPITAL PROJECT,
  COP, MBIA INSURED
  CALLABLE 11/01/07 @ 102
  5.500%, 11/01/12                   1.4

SAN BERNARDINO COUNTY,
  TRANSPORTATION AUTHORITY,
  SER A, RB, MBIA INSURED
  6.250%, 03/01/10                   1.4

SAN MATEO COUNTY, TRANSIT DISTRICT,
  SER A, RB, MBIA INSURED
  5.250%, 06/01/16                   1.4

              FUND SECTORS

SECTOR                              % OF
                                  PORTFOLIO

REVENUE BONDS                       52.1

GENERAL OBLIGATION                  29.0

CERTIFICATE OF PARTICIPATION        12.2

TAX ALLOCATION                       6.3

REGULATED INVESTMENT COMPANY         0.4

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark California Intermediate Tax-Free Bond Fund produced a total return of 2.74% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 3.96% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The story of the year in bond markets was the changing relationship between short-term and long-term interest rates. The Federal Reserve raised its target for the federal funds rate, the rate at which banks lend to one another, eight times during the fiscal year. The Fed's last move during the year brought the target rate to 3.25%, a substantial two percentage points higher than where it started the year. However, despite the numerous short-term rate hikes, yields on longer-term bonds actually declined during the year as a result of continued strong demand for longer issues. This flattening of the yield curve, described as a "conundrum" by Federal Reserve chairman Alan Greenspan, created a challenging environment for fixed income investors. Still, municipal bonds held up relatively well, with all maturities across the curve experiencing positive results.

      In California, municipal bond issuance declined as higher tax receipts reduced borrowing needs. California did remain the largest issuer of municipal bonds in the country. The period saw an increase in refunding activity, which was driven largely by the decline in long-term rates. Households continue to be the largest holders of municipal bonds, followed by money market funds and mutual funds. The percentage of bonds that are credit enhanced increased, as did the percentage of bonds with traditional insurance.

      With short-term rates rising and long-term rates at historic lows, we continued to position the Fund defensively with shorter-term, higher-quality bonds. The Fund's shorter duration relative to its benchmark, the Lehman Brothers 7-Year Municipal Bond Index, was the primary factor causing relative underperformance, as longer-term bonds generally outperformed shorter-term issues. To a lesser extent, our focus on high-quality bonds also detracted from performance, as lower-quality, higher-yielding bonds were generally the stronger performers.

--------------------------------------------------------------------------------

16                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE LOGO OMITTED]
HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark            HighMark          HighMark          HighMark
          California          California        California        California        Lehman           Morningstar
          Intermediate        Intermediate      Intermediate      Intermediate      Brothers         Municipal
          Tax-Free            Tax-Free          Tax-Free          Tax-Free          7-Year           California
          Bond Fund,          Bond Fund,        Bond Fund,        Bond Fund,        Municipal        Intermediate/Short
          Fiduciary Shares    Class A Shares    Class B Shares+   Class C Shares+   Bond Index       Category

7/31/95       $10,000          $  9,775            $10,000           $10,000           $10,000         $10,000
7/96           10,667            10,417             10,667            10,667            10,508          10,566
7/97           11,606            11,336             11,606            11,606            11,416          11,366
7/98           12,157            11,864             12,157            12,157            12,016          11,874
7/99           12,587            12,285             12,587            12,587            12,412          12,198
7/00           13,176            12,862             13,082            13,176            12,981          12,735
7/01           14,220            13,871             13,981            14,220            14,174          13,687
7/02           15,058            14,691             14,657            15,058            15,185          14,457
7/03           15,442            15,045             14,889            15,442            15,770          14,738
7/04           16,010            15,563             15,287            15,943            16,583          15,334
7/05           16,448            15,952             15,554            16,249            17,240          15,920

------------------------------------------------------------------------------------------------
                                               ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                    ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE
                                     RETURN      RETURN       RETURN       RETURN     INCEPTION
------------------------------------------------------------------------------------------------
      Fiduciary Shares                2.74%       2.99%        4.54%        5.10%        4.59%
------------------------------------------------------------------------------------------------
      Class A Shares                  2.50%       2.78%        4.40%        5.02%        4.51%
------------------------------------------------------------------------------------------------
      Class A Shares with load*       0.16%       2.01%        3.92%        4.78%        4.31%
------------------------------------------------------------------------------------------------
      Class B Shares                  1.75%       2.00%        3.52%        4.52%+       4.09%+
------------------------------------------------------------------------------------------------
      Class B Shares with load**     -3.15%       1.06%        3.17%        4.52%+       4.09%+
------------------------------------------------------------------------------------------------
      Class C Shares                  1.92%       2.57%+       4.28%+       4.98%+       4.48%+
------------------------------------------------------------------------------------------------
      Class C Shares with load***     0.94%       2.57%+       4.28%+       4.98%+       4.48%+
------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 2.25% sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             17

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

               TOP TEN HOLDINGS

HOLDING                             % OF
                                  PORTFOLIO

DU PAGE & WILL COUNTIES,
   COMMUNITY SCHOOL DISTRICT,
   SER B, GO, FGIC INSURED
   5.000%, 12/30/07                  3.0

GEORGIA STATE, SER E, GO
   5.250%, 02/01/09                  2.8

   PHOENIX, GO,
   PREREFUNDED @ 101
   5.000%, 07/01/09                  2.7

SEATTLE, LIMITED TAX,
   SER B, GO
   5.500%, 03/01/11                  2.3

CALIFORNIA STATE, GO,
   AMBAC INSURED
   5.500%, 10/01/09                  2.3

MILWAUKEE, METROPOLITAN
   SEWAGE DISTRICT, SER A, GO
   5.500%, 10/01/08                  2.2

PORTLAND, SEWER SYSTEMS,
   SER A, RB, FGIC INSURED
   CALLABLE 06/01/07 @ 100
   5.000%, 06/01/08                  2.2

UNIVERSITY OF TEXAS, REVENUE
   FINANCING SYSTEM, SER B, RB
   5.250%, 08/15/06                  2.1

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT, GO, FSA INSURED,
   CALLABLE 08/01/14 @ 100
   5.250%, 08/01/18                  1.9

MCMINNVILLE, SCHOOL DISTRICT
   NO. 40, GO, FSA INSURED
   5.000%, 06/15/11                  1.8

               FUND SECTORS

SECTOR                              % OF
                                  PORTFOLIO

GENERAL OBLIGATIONS                 62.2

REVENUE BONDS                       34.4

CERTIFICATE OF PARTICIPATION         1.3

TAX ALLOCATION                       1.2

REGULATED INVESTMENT COMPANY         0.9

NATIONAL INTERMEDIATE
TAX-FREE BOND FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark National Intermediate Tax-Free Bond Fund produced a total return of 2.42% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 3.96% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The story of the year in bond markets was the changing relationship between short-term and long-term interest rates. The Federal Reserve raised its target for the federal funds rate, the rate at which banks lend to one another, eight times during the fiscal year. The Fed's last move during the year brought the target rate to 3.25%, a substantial two percentage points higher than where it started the year. However, despite the numerous short-term rate hikes, yields on longer-term bonds actually declined during the year as a result of continued strong demand for longer issues. This flattening of the yield curve, described as a "conundrum" by Federal Reserve chairman Alan Greenspan, created a challenging environment for fixed income investors. Still, municipal bonds held up relatively well, with all maturities across the curve experiencing positive results.

      With the notable exception of California, municipal bond issuance increased during the year. As for issuance by state, California remained the largest issuer, followed by Texas and New York. The period saw an increase in refunding activity, which was driven largely by the decline in long-term rates. Households continue to be the largest holders of municipal bonds, followed by money market funds and mutual funds. The percentage of bonds that are credit enhanced increased, as did the percentage of bonds with traditional insurance.

      With short-term rates rising and long-term rates at historic lows, we continued to position the Fund defensively with shorter-term, higher-quality bonds. The Fund's shorter duration relative to its benchmark, the Lehman Brothers 7-Year Municipal Bond Index, was the primary factor causing relative underperformance, as longer-term bonds generally outperformed shorter-term issues. To a lesser extent, our focus on high-quality bonds also detracted from performance, as lower-quality, higher-yielding bonds were generally the stronger performers.

--------------------------------------------------------------------------------

18                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark              HighMark          HighMark                                Morningstar
          National              National          National              Lehman            Municipal
          Intermediate          Intermediate      Intermediate          Brothers          National
          Tax-Free              Tax-Free          Tax-Free              7-Year            Intermediate
          Bond Fund,            Bond Fund,        Bond Fund,            Municipal         Category
          Fiduciary Shares+     Class A Shares+   Class C Shares++      Bond Index
7/31/95       $10,000          $  9,775            $10,000               $10,000            $10,000
7/96           10,375            10,111             10,344                10,508             10,522
7/97           11,126            10,822             11,071                11,416             11,414
7/98           11,577            11,224             11,482                12,016             11,969
7/99           11,820            11,432             11,695                12,412             12,204
7/00           12,204            11,774             12,045                12,981             12,572
7/01           13,201            12,713             13,005                14,174             13,678
7/02           13,917            13,356             13,663                15,185             14,388
7/03           14,292            13,686             14,001                15,770             14,705
7/04           14,747            14,087             14,391                16,583             15,352
7/05           15,104            14,392             14,845                17,240             15,932

-------------------------------------------------------------------------------------------------
                                                ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                     ONE YEAR     3 YEAR       5 YEAR      10 YEAR        SINCE
                                      RETURN      RETURN       RETURN       RETURN     INCEPTION
-------------------------------------------------------------------------------------------------
      Fiduciary Shares                 2.42%      2.77%+       4.36%+       4.21%+      5.09%+
-------------------------------------------------------------------------------------------------
      Class A Shares                   2.17%      2.53%+       4.10%+       3.95%+      4.83%+
-------------------------------------------------------------------------------------------------
      Class A Shares with load*       -0.17%      1.75%+       3.62%+       3.71%+      4.68%+
-------------------------------------------------------------------------------------------------
      Class C Shares                   3.15%      2.80%++      4.27%++      4.03%++     4.88%++
-------------------------------------------------------------------------------------------------
      Class C Shares with load**       2.16%      2.80%++      4.27%++      4.03%++     4.88%++
-------------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ The performance presented links the performance of the Fiduciary Shares from its inception on October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.

 *  Reflects 2.25% sales charge.

**  Reflects maximum CDSC of 1.00%

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            19

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                   TOP TEN HOLDINGS

 HOLDING                              % OF
                                   PORTFOLIO*

 FNMA
    4.500%, 04/01/18                 6.5

 U.S. TREASURY BONDS
    7.250%, 05/15/16                 4.2

 U.S. TREASURY INFLATION
    INDEX NOTE
    3.000%, 07/15/12                 4.2

 U.S. TREASURY BONDS
    8.125%, 08/15/19                 3.6

 BANK ONE ISSUANCE TRUST,
    SER 2002-A4, CL A4
    2.940%, 06/16/08                 3.1

 FHLMC
    4.000%, 06/01/19                 2.7

 TYCO INTERNATIONAL
    7.200%, 10/15/08                 2.0

 FNMA
    6.375%, 06/15/09                 1.8

 HERTZ
    6.625%, 05/15/08                 1.7

 WASTE MANAGEMENT
    7.000%, 10/15/06                 1.7

                  FUND SECTORS

 SECTOR                             % OF
                                  PORTFOLIO*

 U.S. GOVERNMENT OBLIGATIONS        32.7
 U.S. TREASURY OBLIGATIONS          14.1
 FINANCIALS                         12.2
 CONSUMER DISCRETIONARY              9.2
 INDUSTRIALS                         7.6
 ASSET-BACKED SECURITIES             6.5
 UTILITIES                           5.7
 ENERGY                              2.6
 REAL ESTATE INVESTMENT TRUST        2.4
 TELECOMMUNICATIONS                  2.2
 INFORMATION TECHNOLOGY              1.2
 HEALTH CARE                         1.1
 REPURCHASE AGREEMENT                1.0
 FOREIGN GOVERNMENTS                 0.6
 CONSUMER STAPLES                    0.6
 MATERIALS                           0.3
 COMMON STOCK                        0.0


*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM
 SECURITIES LENDING.

BOND FUND

      PERFORMANCE

      For the year-ended July 31, 2005, the HighMark Bond Fund produced a total return of 4.35% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 4.80% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The story of the year in bond markets was the changing relationship between short-term and long-term interest rates. The Federal Reserve raised its target for the federal funds rate, the rate at which banks lend to one another, eight times during the fiscal year. The Fed's last move during the year brought the target rate to 3.25%, a substantial two percentage points higher than where it started the year. However, despite the numerous short-term rate hikes, yields on longer-term bonds actually declined during the year as a result of continued strong demand for longer issues. This flattening of the yield curve, described as a "conundrum" by Federal Reserve chairman Alan Greenspan, created a challenging environment for fixed income investors.

      After performing well in the first half of the year, corporate bonds underperformed in the second half of the year. March was the worst month for corporate bonds relative to Treasuries, largely the result of the announcement from General Motors that the automobile manufacturer would miss earnings expectations. Both General Motors and Ford Motor were downgraded below investment grade by Standard & Poor's in May, the largest corporate downgrades in history. Mortgage-backed securities experienced higher returns compared to previous periods. Declining interest rate volatility contributed to the performance of mortgage-backed securities relative to Treasuries during the period.

      During the year, the Fund's performance slightly lagged the performance of its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. The Fund's overweight in the Corporate sector, after contributing to performance early in the year, detracted from overall results. The Fund's shorter effective duration also detracted from relative performance, as long-term bonds significantly outpaced their shorter-term counterparts.

      As of July 31, 2005, the Fund's average credit quality was AA, compared to AA+ for the index. The Fund's average weighted maturity was 6.0 years and average duration was 3.9 years, compared to 6.6 and 4.4, respectively, for the index.

--------------------------------------------------------------------------------

20                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


                                                                                    Lehman
          HighMark            HighMark          HighMark          HighMark          Brothers         Morningstar
          Bond Fund,          Bond Fund,        Bond Fund,        Bond Fund,        U.S. Aggregate   Intermediate-Term
          Fiduciary Shares    Class A Shares    Class B Shares    Class C Shares    Bond Index       Bond Category
7/31/95       $10,000          $  9,675            $10,000           $10,000           $10,000         $10,000
7/96           10,481            10,154             10,481            10,481            10,553          10,502
7/97           11,591            11,238             11,591            11,591            11,691          11,628
7/98           12,450            12,078             12,450            12,450            12,609          12,432
7/99           12,649            12,261             12,649            12,649            12,922          12,603
7/00           13,264            12,862             13,264            13,264            13,692          13,171
7/01           14,952            14,502             14,851            14,952            15,430          14,731
7/02           15,564            15,087             15,301            15,564            16,593          15,441
7/03           16,577            16,040             16,141            16,577            17,491          16,369
7/04           17,353            16,757             16,740            17,278            18,338          17,107
7/05           18,108            17,453             17,296            17,902            19,218          17,853

-------------------------------------------------------------------------------------------------
                                                ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                     ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE
                                      RETURN      RETURN       RETURN       RETURN     INCEPTION
-------------------------------------------------------------------------------------------------
      Fiduciary Shares                 4.35%      5.18%        6.43%        6.12%        8.07%
-------------------------------------------------------------------------------------------------
      Class A Shares                   4.15%      4.98%        6.29%        6.08%        8.01%+
-------------------------------------------------------------------------------------------------
      Class A Shares with load*        0.75%      3.81%        5.60%        5.72%        7.85%+
-------------------------------------------------------------------------------------------------
      Class B Shares                   3.32%      4.17%        5.45%+       5.63%+       7.84%+
-------------------------------------------------------------------------------------------------
      Class B Shares with load**      -1.65%      3.24%        5.13%+       5.63%+       7.84%+
-------------------------------------------------------------------------------------------------
      Class C Shares                   3.61%      4.78%+       6.18%+       6.00%+       8.01%+
-------------------------------------------------------------------------------------------------
      Class C Shares with load***      2.61%      4.78%+       6.18%+       6.00%+       8.01%+
-------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 3.25% sales charge.

 ** Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            21

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

            TOP TEN HOLDINGS*

 COMPANY                            % OF
                                  PORTFOLIO

 U.S. TREASURY INFLATION
    INDEX NOTE
    3.875%, 01/15/09                 4.9

 FHLMC
    3.500%, 09/15/07                 3.8

 U.S. TREASURY NOTES
    2.375%, 08/31/06                 3.8

 U.S. TREASURY NOTES
    2.625%, 11/15/06                 3.8

 FNMA
    5.000%, 01/15/07                 3.7

 FHLMC CMO REMIC,
    SER 2743, CL NL
    3.000%, 05/15/23                 3.0

 FHLMC
    5.500%, 07/15/06                 2.9

 FNMA
    2.125%, 04/15/06                 2.8

 U.S. TREASURY NOTES
    3.000%, 11/15/07                 2.4

 FHLMC CMO REMIC,
    SER 2722, CL PA
    4.000%, 02/15/21                 2.2

              FUND SECTORS

 SECTOR                             % OF
                                  PORTFOLIO

 U.S. GOVERNMENT OBLIGATIONS        37.8

 U.S. TREASURY OBLIGATIONS          16.9

 ASSET-BACKED SECURITIES            15.0

 FINANCIALS                         13.9

 CONSUMER DISCRETIONARY              3.4

 INDUSTRIALS                         3.1

 REPURCHASE AGREEMENT                2.8

 INFORMATION TECHNOLOGY              2.0

 UTILITIES                           1.5

 CONSUMER STAPLES                    1.3

 REAL ESTATE INVESTMENT TRUST        1.0

 TELECOMMUNICATIONS                  0.7

 HEALTH CARE                         0.6


*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

SHORT TERM BOND FUND

      PERFORMANCE

      The HighMark Short Term Bond Fund commenced operations on November 2, 2004. For the period from the Fund's inception through July 31, 2005, the HighMark Short Term Bond Fund produced a total return of 0.34% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index returned 0.45% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Since the Fund's inception, the story in bond markets has been the changing relationship between short-term and long-term interest rates. The Federal Reserve raised its target for federal funds rate, the rate at which banks lend to one another, six times during the period. The Fed's last move during the period brought the target rate to 3.25%, a full 1.50% higher than where it stood when the Fund commenced operations. However, despite the numerous short-term rate hikes, yields on longer-term bonds actually declined as a result of continued strong demand for longer issues. This flattening of the yield curve, described as a "conundrum" by Federal Reserve chairman Alan Greenspan, created a challenging environment for fixed income investors.

      After performing well early in the period, corporate bonds underperformed in the second half of the year. March was the worst month for corporate bonds relative to Treasuries, largely the result of the announcement from General Motors that the automobile manufacturer would miss earnings expectations. Both General Motors and Ford Motor were downgraded below investment grade by Standard & Poor's in May, the largest corporate downgrades in history. Mortgage-backed securities experienced higher returns compared to previous periods. Declining interest rate volatility contributed to the performance of mortgage-backed securities relative to Treasuries during the period.

      During the period, the Fund's performance slightly lagged the performance of its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Index. The Fund's overweight in the Corporate sector, after contributing to performance early in the year, detracted from overall results. The Fund's shorter effective duration also detracted from relative performance, as long-term bonds significantly outpaced their shorter-term counterparts.

      As of July 31, 2005, the Fund's average credit quality was AA+, compared to AAA for the index. The Fund's average weighted maturity was 1.9 years and average duration was 1.5 years, compared to 1.9 and 1.7, respectively, for the index.

--------------------------------------------------------------------------------

22                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SHORT TERM BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SHORT TERM BOND FUND VERSUS THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


                                                                    Lehman
          HighMark            HighMark          HighMark            Brothers
          Short Term          Short Term        Short Term          1-3 Year            Morningstar
          Bond Fund,          Bond Fund,        Bond Fund,          U.S. Government/    Short Bond
          Fiduciary Shares    Class A Shares    Class C Shares++    Credit Index        Category
11/30/04      $10,000           $9,675            $10,000              $10,000           $10,000
7/05           10,067            9,715             10,061               10,091            10,095


----------------------------------------------------------
                                                CUMULATIVE
                                                  SINCE
                                                INCEPTION+
----------------------------------------------------------
      Fiduciary Shares                            0.34%
----------------------------------------------------------
      Class A Shares                              0.17%
----------------------------------------------------------
      Class A Shares with load*                  -3.13%
----------------------------------------------------------
      Class C Shares                              0.28%++
----------------------------------------------------------
      Class C Shares with load**                 -0.72%++
----------------------------------------------------------

 +  Commenced operations on November 2, 2004.

++ The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the C maximum sales charge/CDSC applicable to Class A Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 *  Reflects 3.25% sales charge.

**  Reflects maximum CDSC of 1.00%

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            23

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

               FUND SECTORS

SECTOR                              % OF
                                  PORTFOLIO

100% U.S. TREASURY MONEY
MARKET FUND

U.S. TREASURY BILLS                100.0

U.S. GOVERNMENT MONEY
MARKET FUND

U.S. GOVERNMENT OBLIGATIONS         50.3
REPURCHASE AGREEMENTS               41.8
VARIABLE RATE DEMAND NOTES           7.9

DIVERSIFIED MONEY
MARKET FUND

COMMERCIAL PAPER                    65.5
CORPORATE OBLIGATIONS               14.5
CERTIFICATES OF DEPOSIT              9.6
VARIABLE RATE DEMAND NOTES           6.2
BANK NOTES                           2.4
U.S. GOVERNMENT OBLIGATION           1.4
REPURCHASE AGREEMENT                 0.4

CALIFORNIA TAX-FREE
MONEY MARKET FUND

REVENUE BONDS                       83.1
TAX AND REVENUE ANTICIPATION NOTES   6.5
CERTIFICATE OF PARTICIPATION         6.4
GENERAL OBLIGATION                   3.3
SPECIAL ASSESSMENT                   0.7
REGULATED INVESTMENT COMPANIES       0.0

HIGHMARK TAXABLE MONEY
MARKET FUNDS*

      PERFORMANCE

      The HighMark Taxable Money Market Funds (Fiduciary Shares)** produced the following seven-day effective yields as of July 31, 2005: HighMark 100% U.S. Treasury Money Market Fund, 2.55%; HighMark U.S. Government Money Market Fund, 2.80%; and HighMark Diversified Money Market Fund, 2.92%.

      FACTORS AFFECTING PERFORMANCE

      It is just over a year since the Federal Reserve Bank began raising short-term interest rates from the historic low of 1%. As promised, they moved deliberately, hiking the target federal funds rate 0.25% at each Federal Reserve Open Market Committee meeting since June 2004. Currently, the federal funds rate stands at 3.25%.

      Early in the fiscal year the average maturity of the 100% U.S. Treasury Fund was shorter than its peer group as the Treasury bill sector was buoyed by strong demand ahead of each rate increase. In November 2004, we extended maturities to lock in higher yields ahead of year end demand pressures. Thereafter, we allowed the average life of the Fund to decline. In March 2005, we extended again by reinvesting in the three- and six-month areas to capture attractive yields due to a supply bulge of tax date related cash management bills.

      Trading levels on money market securities generally tracked expectations for rate hikes throughout the year. Consequently, for the U.S. Government and Diversified Funds we offset longer maturity adjustable rate issues tied to market responsive indices with laddered investments in the one- to three-month area of the yield curve. With each investment, we sought to ensure the Funds were being adequately compensated relative to the breakeven analysis for the expected rate hikes. This strategy facilitated competitive performance for both Funds.

--------------------------------------------------------------------------------

24                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA TAX-FREE
MONEY MARKET FUND*

PERFORMANCE

The HighMark California Tax-Free Money Market Fund's seven-day effective yield as of July 31, 2005 (Fiduciary Shares)*** was 1.84%. Using a combined Federal and California state income tax rate of 28.3%, the seven-day effective yield is equivalent to a 2.57% taxable yield.

FACTORS AFFECTING PERFORMANCE

The Federal Reserve Board raised short-term interest rates from 3.00% to 3.25% on June 30, 2005, its eighth rate hike of 0.25% during the fiscal year. Despite rising energy prices, productivity growth remains robust, expansion remains firm, and labor markets continue to improve. The Federal Open Market Committee still considers monetary policy accommodative, with long term inflation well contained. Municipal note yields increased from 2.20% to 2.78%, reflecting the new supply of annual cash flow from municipal issuers. Moodys and Fitch both raised California's long-term credit rating in July; Moodys from "A3" to "A2 keeping a positive outlook", and Fitch from "A-" to "A" reflecting improving economic activity and tax revenues.

As the Fed raised rates, the Fund increased it maturity profile. As of July 31, 2005, the Fund's weighted average maturity was 43 days, up from 31 days in January.




  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

 ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of July 31, 2005 was 2.29%, 2.55% and 2.67%, respectively. As of July 31, 2005, seven-day effective yield for the U.S. Government Money Market Fund's Class B Shares was 1.78%. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of July 31, 2005 was 1.99%, 2.24% and 2.36%, respectively. The yields reflect voluntary waivers in place with the Distributor, without such waivers yields would be lower (see Note 3 in notes to financial statements).

*** The seven-day effective yield as of July 31, 2005 for the California
    Tax-Free Money Market Fund's Class A Shares and Class S Shares was 1.58% and 1.28%, respectively.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             25

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                  FUND SECTORS

SECTOR                              % OF
                                  PORTFOLIO

EQUITY FUNDS                        88.1
FIXED INCOME FUNDS                   9.5
MONEY MARKET FUND                    2.4

CAPITAL GROWTH
ALLOCATION FUND

      PERFORMANCE

      The HighMark Capital Growth Allocation Fund commenced operations on October 12, 2004. From its inception through July 31, 2005, the Fund produced a total return of 11.21% (Class A without load). In comparison, the Fund's unmanaged blended benchmark, 80% S&P 500 Composite Index/15% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index, returned 9.71% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy remained on firm footing throughout the period. Higher gasoline prices and rising interest rates seemed to have little impact on consumer spending, which continued to grow in excess of 9%. In addition to the surprising durability of the consumer, the industrial economy also showed welcome signs of strength. American corporations benefiting from years of restructuring have been experiencing strong profitability and sustained productivity improvements. Operating profits have now surged well ahead of peak levels observed in 2001, driving price-to-earnings ratios lower.

      Under these constructive economic conditions, equity markets fared well relative to both bonds and cash. Smaller-cap and value-oriented companies tended to outperform larger and growth-oriented stocks. Energy, Utilities and Healthcare were the strongest performing sectors, while Basic Materials, Industrials and Consumer Discretionary lagged over the period.

      The Federal Reserve boosted interest rates at each meeting during the period to 3.25%, 1.50% higher than where it stood when the Fund commenced operations. Credit spreads also tightened, giving a boost to corporate bond returns versus other sectors. What has been most surprising for fixed investors is that bond yields generally have not increased as expected, and the benchmark Treasury bond actually declined from 4.48% to 4.28%.

      We are pleased to report that the Fund outperformed its benchmark during the period. Positive security selection within the underlying equity funds was the primary contributor to Fund performance. A tilt towards small-cap funds, and a timely shift to increase the Fund's growth equity exposure late in the period, also contributed to overall results. The Fund's relative overweight in equities and underweight in bonds also added value over the period since inception.

--------------------------------------------------------------------------------

26                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND SEEKS PRIMARILY CAPITAL
APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS AN UNMANAGED BLENDED BENCHMARK OF 80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:



          HighMark            HighMark          80/15/5                             Lehman            Citigroup Bond
          Capital Growth      Capital Growth    Hybrid of          S&P 500          Brothers          3-Month           Morningstar
          Allocation Fund,    Allocation Fund,  the following      Composite        U.S. Aggregate    Treasury          Large Blend
          Class A Shares      Class C Shares    indexes:           Index            Bond Index        Bill Index        Category

10/31/04     $ 9,450           $10,000            $10,000           $10,000           $10,000          $10,000            $10,000
7/05          10,505            11,053             10,890            11,067            10,170           10,183             11,113


--------------------------------------------------------------------------------
                                                                      CUMULATIVE
                                                                        SINCE
                                                                      INCEPTION+
--------------------------------------------------------------------------------
      Class A Shares                                                    11.21%
--------------------------------------------------------------------------------
      Class A Shares with load*                                          5.12%
--------------------------------------------------------------------------------
      Class C Shares                                                    10.58%
--------------------------------------------------------------------------------
      Class C Shares with load**                                         9.58%
--------------------------------------------------------------------------------

 +  Commenced operations on October 12, 2004.

 *  Reflects 5.50% sales charge.

**  Reflects maximum CDSC of 1.00%

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

              FUND SECTORS

SECTOR                              % OF
                                  PORTFOLIO

EQUITY FUNDS                        67.7
FIXED INCOME FUNDS                  29.1
MONEY MARKET FUND                    3.2

GROWTH & INCOME
ALLOCATION FUND

      PERFORMANCE

      The HighMark Growth & Income Allocation Fund commenced operations on October 12, 2004. From its inception through July 31, 2005, the Fund produced a total return of 8.84% (Class A without load). In comparison, the Fund's unmanaged blended benchmark, 60% S&P 500 Composite Index/35% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index, returned 7.85% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy remained on firm footing throughout the period. Higher gasoline prices and rising interest rates seemed to have little impact on consumer spending, which continued to grow in excess of 9%. In addition to the surprising durability of the consumer, the industrial economy also showed welcome signs of strength. American corporations benefiting from years of restructuring have been experiencing strong profitability and sustained productivity improvements. Operating profits have now surged well ahead of peak levels observed in 2001, driving price-to-earnings ratios lower.

      Under these constructive economic conditions, equity markets fared well relative to both bonds and cash. Smaller-cap and value-oriented companies tended to outperform larger and growth-oriented stocks. Energy, Utilities and Healthcare were the strongest performing sectors, while Basic Materials, Industrials and Consumer Discretionary lagged over the period.

      The Federal Reserve boosted interest rates at each meeting during the period to 3.25%, 1.50% higher than where it stood when the Fund commenced operations. Credit spreads also tightened, giving a boost to corporate bond returns versus other sectors. What has been most surprising for fixed investors is that bond yields generally have not increased as expected, and the benchmark Treasury bond actually declined from 4.48% to 4.28%.

      We are pleased to report that the Fund outperformed its benchmark during the period. Positive security selection within the underlying equity funds was the primary contributor to Fund performance. A tilt towards small-cap funds, and a timely shift to increase the Fund's growth equity exposure late in the period, also contributed to overall results. The Fund's relative overweight in equities and underweight in bonds also added value over the period since inception.

--------------------------------------------------------------------------------

28                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME
ALLOCATION FUND

INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]
TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS AN UNMANAGED BLENDED BENCHMARK OF 60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


          HighMark            HighMark          60/35/5                         Lehman            Citigroup
          Growth & Income     Growth & Income   Hybrid of         S&P 500       Brothers          Bond 3-Month   Morningstar
          Allocation Fund,    Allocation Fund,  the following     Composite     U.S. Aggregate    Treasury       Moderate Allocation
          Class A Shares      Class C Shares    indexes:          Index         Bond Index        Bill Index     Category
10/31/04      $ 9,450           $10,000            $10,000          $10,000       $10,000          $10,000           $10,000
7/05           10,256            10,793             10,710           11,067        10,170           10,183            10,861

--------------------------------------------------------------------------------
                                                                      CUMULATIVE
                                                                        SINCE
                                                                      INCEPTION+
--------------------------------------------------------------------------------
      Class A Shares                                                    8.84%
--------------------------------------------------------------------------------
      Class A Shares with load*                                         2.88%
--------------------------------------------------------------------------------
      Class C Shares                                                    8.21%
--------------------------------------------------------------------------------
      Class C Shares with load**                                        7.21%
--------------------------------------------------------------------------------

 +  Commenced operations on October 12, 2004.

 *  Reflects 5.50% sales charge.

**  Reflects maximum CDSC of 1.00%

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                   FUND SECTORS

SECTOR                              % OF
                                  PORTFOLIO

FIXED INCOME FUNDS                  57.3
EQUITY FUNDS                        38.2
MONEY MARKET FUND                    4.5

INCOME PLUS
ALLOCATION FUND

      PERFORMANCE

      The HighMark Income Plus Allocation Fund commenced operations on October 12, 2004. From its inception through July 31, 2005, the Fund produced a total return of 4.70% (Class A without load). In comparison, the Fund's unmanaged blended benchmark, 30% S&P 500 Composite Index/65% Lehman Brothers U.S. Aggregate Bond Index/5% Citigroup Bond 3-Month Treasury Bill Index returned 5.05% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy remained on firm footing throughout the period. Higher gasoline prices and rising interest rates seemed to have little impact on consumer spending, which continued to grow in excess of 9%. In addition to the surprising durability of the consumer, the industrial economy also showed welcome signs of strength. American corporations benefiting from years of restructuring have been experiencing strong profitability and sustained productivity improvements. Operating profits have now surged well ahead of peak levels observed in 2001, driving price-to-earnings ratios lower.

      Under these constructive economic conditions, equity markets fared well relative to both bonds and cash. Smaller-cap and value-oriented companies tended to outperform larger and growth-oriented stocks. Energy, Utilities and Healthcare were the strongest performing sectors, while Basic Materials, Industrials and Consumer Discretionary lagged over the period.

      The Federal Reserve boosted interest rates at each meeting during the period to 3.25%, 1.50% higher than where it stood when the Fund commenced operations. Credit spreads also tightened, giving a boost to corporate bond returns versus other sectors. What has been most surprising for fixed investors is that bond yields generally have not increased as expected, and the benchmark Treasury bond actually declined from 4.48% to 4.28%.

      Positive security selection within the underlying funds was a contributor to Fund performance. The Fund's relative overweight in equities and underweight in bonds added value, as did a tilt towards small-cap funds and a timely shift to increase the Fund's growth equity exposure late in the period. However, these positive contributions were not quite enough to overcome the relative underperformance of the underlying fixed income funds. As a result, the Fund modestly lagged its benchmark for the period.

--------------------------------------------------------------------------------

30                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INCOME PLUS ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INCOME PLUS ALLOCATION FUND SEEKS INCOME AND SECONDARILY CAPITAL APPRECIATION.

[PHOTO OMITTED]
TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS AN UNMANAGED BLENDED BENCHMARK OF 30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

[CHART OMITTED]
PLOT POINTS FOLLOWS:


          HighMark            HighMark          30/65/5                      Lehman            Citigroup      Morningstar
          Income Plus         Income Plus       Hybrid of       S&P 500      Brothers          Bond 3-Month   Conservative
          Allocation Fund,    Allocation Fund,  the following   Composite    U.S. Aggregate    Treasury       Allocation
          Class A Shares      Class C Shares    indexes:        Index        Bond Index        Bill Index     Category
10/31/04     $ 9,550             $10,000          $10,000        $10,000        $10,000          $10,000        $10,000
7/05          10,009              10,421           10,443         11,067         10,170           10,183         10,479

--------------------------------------------------------------------------------
                                                                      CUMULATIVE
                                                                        SINCE
                                                                      INCEPTION+
--------------------------------------------------------------------------------
      Class A Shares                                                    4.70%
--------------------------------------------------------------------------------
      Class A Shares with load*                                         0.00%
--------------------------------------------------------------------------------
      Class C Shares                                                    4.12%
--------------------------------------------------------------------------------
      Class C Shares with load**                                        3.12%
--------------------------------------------------------------------------------

 +  Commenced operations on October 12, 2004.

 *  Reflects 4.50% sales charge.

**  Reflects maximum CDSC of 1.00%

    Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             31

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  2/1/05       7/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............   $ 1,000.00   $ 1,071.41      0.95%      $  4.89
Class A Shares ..............     1,000.00     1,068.63      1.20          6.17
Class B Shares ..............     1,000.00     1,061.20      1.85          9.50
Class C Shares ..............     1,000.00     1,062.50      1.85          9.50

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,020.03      0.95          4.77
Class A Shares ..............     1,000.00     1,018.77      1.20          6.02
Class B Shares ..............     1,000.00     1,015.51      1.85          9.29
Class C Shares ..............     1,000.00     1,015.51      1.85          9.29
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,062.73      0.95          4.87
Class A Shares ..............     1,000.00     1,060.25      1.20          6.15
Class B Shares ..............     1,000.00     1,053.94      1.85          9.46
Class C Shares ..............     1,000.00     1,053.14      1.85          9.46

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,020.03      0.95          4.77
Class A Shares ..............     1,000.00     1,018.77      1.20          6.02
Class B Shares ..............     1,000.00     1,015.51      1.85          9.29
Class C Shares ..............     1,000.00     1,015.51      1.85          9.29

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  2/1/05       7/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............   $ 1,000.00   $ 1,075.25      0.94%      $  4.85
Class A Shares ..............     1,000.00     1,072.37      1.19          6.13
Class B Shares ..............     1,000.00     1,065.33      1.84          9.47
Class C Shares ..............     1,000.00     1,065.53      1.84          9.47

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,020.08      0.94          4.72
Class A Shares ..............     1,000.00     1,018.82      1.19          5.97
Class B Shares ..............     1,000.00     1,015.56      1.84          9.24
Class C Shares ..............     1,000.00     1,015.56      1.84          9.24
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,038.94      0.94          4.76
Class A Shares ..............     1,000.00     1,037.77      1.19          6.03
Class B Shares ..............     1,000.00     1,029.20      1.84          9.30
Class C Shares ..............     1,000.00     1,030.49      1.84          9.31

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,020.08      0.94          4.72
Class A Shares ..............     1,000.00     1,018.82      1.19          5.97
Class B Shares ..............     1,000.00     1,015.56      1.84          9.24
Class C Shares ..............     1,000.00     1,015.56      1.84          9.24

--------------------------------------------------------------------------------

32                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  2/1/05       7/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............   $ 1,000.00   $ 1,031.30      0.97%      $  4.90
Class A Shares ..............     1,000.00     1,028.74      1.24          6.26
Class B Shares ..............     1,000.00     1,021.48      1.89          9.52
Class C Shares ..............     1,000.00     1,021.48      1.89          9.52

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,019.92      0.97          4.87
Class A Shares ..............     1,000.00     1,018.57      1.24          6.23
Class B Shares ..............     1,000.00     1,015.31      1.89          9.49
Class C Shares ..............     1,000.00     1,015.31      1.89          9.49
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,069.22      1.53          7.88
Class A Shares ..............     1,000.00     1,066.84      1.78          9.16
Class B Shares ..............     1,000.00     1,059.81      2.43         12.49
Class C Shares ..............     1,000.00     1,059.81      2.43         12.49

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,017.11      1.53          7.68
Class A Shares ..............     1,000.00     1,015.86      1.78          8.94
Class B Shares ..............     1,000.00     1,012.59      2.43         12.20
Class C Shares ..............     1,000.00     1,012.59      2.43         12.20
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,121.03      1.34          7.07
Class A Shares ..............     1,000.00     1,118.32      1.59          8.38
Class B Shares ..............     1,000.00     1,112.10      2.24         11.80
Class C Shares ..............     1,000.00     1,111.31      2.24         11.79

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,018.07      1.34          6.73
Class A Shares ..............     1,000.00     1,016.81      1.59          7.98
Class B Shares ..............     1,000.00     1,013.55      2.24         11.25
Class C Shares ..............     1,000.00     1,013.55      2.24         11.25
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00       996.32      0.50          2.48
Class A Shares ..............     1,000.00       993.79      0.75          3.71
Class B Shares ..............     1,000.00       986.38      1.50          7.42
Class C Shares ..............     1,000.00       989.02      1.25          6.18

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,022.28      0.50          2.51
Class A Shares ..............     1,000.00     1,021.03      0.75          3.77
Class B Shares ..............     1,000.00     1,017.26      1.50          7.53
Class C Shares ..............     1,000.00     1,018.52      1.25          6.28
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,001.71      0.28          1.39
Class A Shares ..............     1,000.00       999.17      0.53          2.63
Class C Shares ..............     1,000.00       994.59      1.03          5.11

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,023.39      0.28          1.41
Class A Shares ..............     1,000.00     1,022.13      0.53          2.66
Class C Shares ..............     1,000.00     1,019.62      1.03          5.17

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  2/1/05       7/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............   $ 1,000.00   $ 1,002.97      0.75%      $  3.73
Class A Shares ..............     1,000.00     1,001.52      1.00          4.98
Class B Shares ..............     1,000.00       994.31      1.73          8.59
Class C Shares ..............     1,000.00       995.95      1.48          7.35

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,021.03      0.75          3.77
Class A Shares ..............     1,000.00     1,019.77      1.00          5.02
Class B Shares ..............     1,000.00     1,016.11      1.73          8.69
Class C Shares ..............     1,000.00     1,017.36      1.48          7.43
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,002.27      0.65          3.23
Class A Shares ..............     1,000.00       998.73      0.90          4.47
Class C Shares ..............     1,000.00       996.10      1.39          6.90

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,021.53      0.65          3.26
Class A Shares ..............     1,000.00     1,020.28      0.90          4.52
Class C Shares ..............     1,000.00     1,017.82      1.39          6.98
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,007.91      0.54          2.69
Class A Shares ..............     1,000.00     1,005.46      0.79          3.94
Class S Shares ..............     1,000.00     1,002.47      1.09          5.43

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,022.08      0.54          2.71
Class A Shares ..............     1,000.00     1,020.83      0.79          3.97
Class S Shares ..............     1,000.00     1,019.32      1.09          5.47
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,009.26      0.53          2.64
Class A Shares ..............     1,000.00     1,006.71      0.78          3.89
Class B Shares ..............     1,000.00       999.29      1.53          7.61
Class S Shares ..............     1,000.00     1,003.72      1.08          5.38

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,022.13      0.53          2.66
Class A Shares ..............     1,000.00     1,020.88      0.78          3.92
Class B Shares ..............     1,000.00     1,017.11      1.53          7.68
Class S Shares ..............     1,000.00     1,019.37      1.08          5.42
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............     1,000.00     1,009.41      0.54          2.69
Class A Shares ..............     1,000.00     1,006.96      0.79          3.94
Class S Shares ..............     1,000.00     1,003.97      1.09          5.43

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,022.08      0.54          2.71
Class A Shares ..............     1,000.00     1,020.83      0.79          3.97
Class S Shares ..............     1,000.00     1,019.32      1.09          5.47

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           33

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  2/1/05       7/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ............   $ 1,000.00   $ 1,006.51      0.48%      $  2.39
Class A Shares ..............     1,000.00     1,003.97      0.73          3.63
Class S Shares ..............     1,000.00     1,000.98      1.03          5.12

HYPOTHETICAL 5% RETURN
Fiduciary Shares ............     1,000.00     1,022.38      0.48          2.41
Class A Shares ..............     1,000.00     1,021.13      0.73          3.66
Class S Shares ..............     1,000.00     1,019.62      1.03          5.17
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ..............     1,000.00     1,054.86      0.81          4.14
Class C Shares ..............     1,000.00     1,047.05      1.56          7.95

HYPOTHETICAL 5% RETURN
Class A Shares ..............     1,000.00     1,020.73      0.81          4.07
Class C Shares ..............     1,000.00     1,016.96      1.56          7.83

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                   VALUE        VALUE       EXPENSE     DURING
                                  2/1/05       7/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ..............    $1,000.00    $1,042.59      0.79%      $  4.01
Class C Shares ..............     1,000.00     1,035.20      1.54          7.80

HYPOTHETICAL 5% RETURN
Class A Shares ..............     1,000.00     1,020.83      0.79          3.97
Class C Shares ..............     1,000.00     1,017.06      1.54          7.73
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ..............     1,000.00     1,023.63      0.81          4.07
Class C Shares ..............     1,000.00     1,015.77      1.56          7.83

HYPOTHETICAL 5% RETURN
Class A Shares ..............     1,000.00     1,020.73      0.81          4.07
Class C Shares ..............     1,000.00     1,016.96      1.56          7.83

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

--------------------------------------------------------------------------------

34                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.8%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.3%
     Advance Auto Parts (A)*                                27,850    $   1,920
     Best Buy                                               14,600        1,118
     Carnival (A)                                           27,600        1,446
     eBay*                                                  37,300        1,558
     Harman International Industries                        12,900        1,109
     Home Depot                                             65,450        2,848
     Kohl's*                                                15,600          879
     Las Vegas Sands (A)*                                   21,100          849
     Staples                                                71,925        1,638
     Starwood Hotels & Resorts Worldwide                    46,000        2,913
                                                                      ---------
                                                                         16,278
                                                                      ---------
   CONSUMER STAPLES - 6.4%
     Procter & Gamble                                       82,600        4,595
     Walgreen                                              116,146        5,559
                                                                      ---------
                                                                         10,154
                                                                      ---------
   ENERGY - 7.4%
     Baker Hughes                                           30,600        1,730
     Schlumberger                                           56,250        4,710
     Smith International (A)                                76,000        5,164
                                                                      ---------
                                                                         11,604
                                                                      ---------
   FINANCIALS - 15.5%
     American Express                                       28,200        1,551
     Chicago Mercantile Exchange Holdings (A)               14,000        4,215
     Franklin Resources                                     50,850        4,110
     Goldman Sachs Group (A)                                28,250        3,036
     Legg Mason                                             41,850        4,275
     Moody's (A)                                            34,800        1,646
     SLM (A)                                               109,250        5,625
                                                                      ---------
                                                                         24,458
                                                                      ---------
   HEALTH CARE - 22.4%
     Alcon                                                  23,600        2,703
     Allergan (A)                                           13,800        1,233
     Amgen*                                                 28,250        2,253
     Dentsply International                                 22,500        1,254
     Genentech*                                             48,044        4,292
     Gilead Sciences*                                       36,600        1,640
     Johnson & Johnson                                      90,100        5,763
     Medtronic                                              65,250        3,520
     Pfizer                                                 43,577        1,155
     Stryker (A)                                            46,900        2,537
     UnitedHealth Group                                    110,850        5,797
     Zimmer Holdings (A)*                                   38,500        3,171
                                                                      ---------
                                                                         35,318
                                                                      ---------

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - 9.7%
     Danaher                                                36,150    $   2,005
     Expeditors International Washington (A)                29,800        1,640
     General Dynamics                                       33,550        3,865
     General Electric                                      158,054        5,453
     Robert Half International (A)                          67,400        2,284
                                                                      ---------
                                                                         15,247
                                                                      ---------
   INFORMATION TECHNOLOGY - 24.1%
     Automatic Data Processing                              79,800        3,544
     Cisco Systems*                                        110,250        2,111
     Dell*                                                 116,150        4,701
     EMC*                                                  105,900        1,450
     Google, Cl A*                                          15,100        4,345
     Linear Technology                                      36,800        1,430
     Maxim Integrated Products                              27,250        1,141
     Microchip Technology                                  119,100        3,701
     Microsoft                                             226,800        5,808
     Oracle*                                               132,750        1,803
     Paychex                                                78,150        2,728
     Qualcomm                                               29,200        1,153
     Research In Motion*                                    20,400        1,442
     SAP ADR (A)                                            33,750        1,445
     Yahoo!*                                                39,150        1,305
                                                                      ---------
                                                                         38,107
                                                                      ---------
   MATERIALS - 2.0%
     Monsanto                                               47,550        3,203
                                                                      ---------
     TOTAL COMMON STOCK
       (Cost $130,568)                                                  154,369
                                                                      ---------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (B)(C) - 3.8%
--------------------------------------------------------------------------------
     Morgan Stanley
       3.383%, 08/19/05                                   $  1,000        1,000
     Sigman Finance
       3.330%, 07/07/06                                      5,000        5,000
                                                                      ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $6,000)                                                      6,000
                                                                      ---------
--------------------------------------------------------------------------------
   MASTER NOTES (B)- 3.1%
--------------------------------------------------------------------------------
     Bank of America
       3.393%, 08/01/05                                      2,500        2,500
     Bear Stearns
       3.463%, 08/03/05                                      2,500        2,500
                                                                      ---------
     TOTAL MASTER NOTES
       (Cost $5,000)                                                      5,000
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARK FUNDS.COM                            35

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[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 9.6%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on
       08/01/05, repurchase price $13,081,755
       (collateralized by various mortgage
       obligations, ranging in par value
       $625,004-$10,121,000, 0.00%-
       5.00%, 06/25/20-07/25/35, total
       market value $13,731,998) (B)                      $ 13,078    $  13,078
     Bear Stearns
       3.413%, dated 07/29/05, matures on
       08/01/05, repurchase price $2,000,569
       (collateralized by a commercial
       mortgage obligation, par value
       $26,250,000, 3.84%, 09/25/45, total
       market value, $2,100,000) (B)                         2,000        2,000
     Deutsche Bank
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $67,981
       (collateralized by a U.S. Government
       obligation, par value $63,000, 5.75%,
       08/15/10, total market value $69,474)                    68           68
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $15,146)                                                    15,146
                                                                      ---------
   TOTAL INVESTMENTS - 114.3%
     (Cost $156,714)                                                    180,515
                                                                      ---------

     PAYABLE UPON RETURN OF SECURITIES LOANED -- (16.5)%                (26,078)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (0.0)%                  (34)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.2)%                            (268)
     OTHER ASSETS AND LIABILITIES, NET -- 2.4%@                           3,747
                                                                      ---------
   OTHER ASSETS AND LIABILITIES - (14.3)%                               (22,633)
                                                                      ---------
   NET ASSETS -- 100.0%                                               $ 157,882
                                                                      =========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                          $ 292,966
     Undistributed net investment income                                    263
     Accumulated net realized loss on investments                      (159,148)
     Net unrealized appreciation on investments                          23,801
                                                                      ---------
   NET ASSETS                                                         $ 157,882
                                                                      =========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($129,824,441 / 15,074,566 SHARES)                                   $8.61
                                                                      =========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($17,377,001 / 2,049,252 SHARES)                                     $8.48
                                                                      =========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($8.48 / 94.5%)                                       $8.97
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($9,259,205 / 1,152,505 SHARES)                                      $8.03
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($1,421,629 / 176,847 SHARES)                                        $8.04
                                                                      =========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATMENTS FOR A LISTING OF AFFILIATED
  PAYABLES.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY
    31, 2005 THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 WAS $25,373,879.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

36                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.1%
     Comcast, Cl A*                                        175,500    $   5,265
     Federated Department Stores (A)                        65,000        4,932
     Harrah's Entertainment                                 20,000        1,575
     Leggett & Platt                                       143,000        3,616
     Lennar, Cl A (A)                                       38,500        2,590
     McGraw-Hill (D)                                       110,000        5,061
     News, Cl A                                            270,000        4,423
     Pulte Homes                                            37,500        3,511
     Target (D)                                             50,000        2,937
     Time Warner                                           255,000        4,340
                                                                      ---------
                                                                         38,250
                                                                      ---------
   CONSUMER STAPLES - 7.0%
     Altria Group                                          195,900       13,117
     Archer-Daniels-Midland                                120,000        2,753
     Cadbury Schweppes ADR                                 155,000        5,989
     Kimberly-Clark                                         53,000        3,379
     Nestle ADR                                             82,500        5,673
     Universal                                              38,000        1,813
                                                                      ---------
                                                                         32,724
                                                                      ---------
   ENERGY - 12.7%
     BG Group ADR (A)                                       62,000        2,584
     BP ADR (D)                                            100,000        6,588
     Chevron                                               120,000        6,961
     ConocoPhillips                                         92,000        5,758
     Exxon Mobil (D)                                       280,000       16,450
     Halliburton                                           130,000        7,286
     Marathon Oil                                           74,593        4,353
     Peabody Energy                                         36,000        2,367
     Suncor Energy (D)                                     100,000        4,890
     Williams                                              120,000        2,549
                                                                      ---------
                                                                         59,786
                                                                      ---------
   FINANCIALS - 23.7%
     Allstate                                              100,000        6,126
     AMB Property (A)                                      160,000        7,358
     American International Group                           85,000        5,117
     Bank of America                                       190,000        8,284
     Bank of New York (A)                                   93,000        2,863
     Citigroup                                             335,800       14,607
     Countrywide Financial                                  64,700        2,329
     Fannie Mae                                             65,000        3,631
     Freddie Mac                                            56,000        3,544
     Goldman Sachs Group (A)                                44,400        4,772
     JPMorgan Chase                                        272,070        9,561
     Marsh & McLennan                                      120,000        3,476
     Metlife (A)                                            90,000        4,423
     Morgan Stanley                                        100,000        5,305

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Principal Financial Group                              65,000      $ 2,857
     Prudential Financial (A)                               75,000        5,017
     St Paul Travelers (A)                                 120,000        5,282
     Washington Mutual (A)                                 247,705       10,523
     Wells Fargo                                            39,500        2,423
     XL Capital, Cl A                                       56,100        4,029
                                                                      ---------
                                                                        111,527
                                                                      ---------
   HEALTH CARE - 7.8%
     Abbott Laboratories                                   110,000        5,129
     Applera Corp - Applied Biosystems Group               115,000        2,394
     Baxter International                                  100,000        3,927
     Bristol-Myers Squibb                                  175,000        4,371
     GlaxoSmithKline ADR (A)                                97,000        4,602
     HCA                                                    50,000        2,463
     Merck                                                  75,000        2,330
     Pfizer                                                257,540        6,825
     Wyeth                                                 100,000        4,575
                                                                      ---------
                                                                         36,616
                                                                      ---------
   INDUSTRIALS - 14.8%
     Avery Dennison (A)                                    157,600        8,931
     Boeing                                                 47,500        3,136
     Burlington Northern Santa Fe                           30,000        1,628
     Cendant                                               374,779        8,005
     General Electric                                      408,700       14,100
     Honeywell International                               100,000        3,928
     Manpower                                               48,000        2,294
     Masco (A)                                             155,000        5,256
     Parker Hannifin                                       125,000        8,215
     Pitney Bowes                                           40,000        1,783
     Tyco International (A)                                183,300        5,585
     United Technologies                                    40,000        2,028
     Waste Management                                      168,000        4,724
                                                                      ---------
                                                                         69,613
                                                                      ---------
   INFORMATION TECHNOLOGY - 8.8%
     Accenture, Cl A*                                      140,000        3,506
     Agilent Technologies*                                  88,100        2,312
     CTS (A)                                                18,200          225
     Diebold                                                71,500        3,552
     Electronic Data Systems                               142,000        2,921
     First Data                                            109,200        4,492
     Hewlett-Packard                                       125,900        3,100
     International Business Machines                        70,000        5,842
     Lucent Technologies*                                  625,000        1,831
     Microsoft                                             300,000        7,683
     Nokia ADR                                             200,000        3,190
     Tektronix                                             100,700        2,523
                                                                      ---------
                                                                         41,177
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             37

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

VALUE MOMENTUM FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - 7.3%
     Alcoa                                                 173,100    $   4,856
     Ashland                                                57,500        3,533
     BHP Billiton ADR (A) (D)                              135,000        3,999
     Cabot                                                 178,500        6,174
     Engelhard                                             195,400        5,606
     Monsanto                                               65,000        4,379
     Weyerhaeuser                                           82,200        5,670
                                                                      ---------
                                                                         34,217
                                                                      ---------
   TELECOMMUNICATIONS - 3.1%
     SBC Communications (A)                                190,000        4,646
     Verizon Communications                                235,000        8,044
     Vodafone Group ADR (A)                                 70,500        1,821
                                                                      ---------
                                                                         14,511
                                                                      ---------
   UTILITIES - 3.8%
     Oneok (A)                                              70,000        2,446
     Questar (D)                                           220,000       15,440
                                                                      ---------
                                                                         17,886
                                                                      ---------
     TOTAL COMMON STOCK
       (Cost $310,910)                                                  456,307
                                                                      ---------
--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
     Bank United*+                                         118,300           --
                                                                      ---------
     TOTAL RIGHTS
       (Cost $19)                                                            --
                                                                      ---------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (B) (C) - 5.3%
--------------------------------------------------------------------------------
     Bear Stearns, MTN
       3.411%, 01/12/06                                   $  5,000        5,005
     First Tennessee
       3.330%, 03/21/06                                      5,000        5,000
     General Electric Capital, MTN
       3.364%, 03/29/06                                      5,000        5,003
     Morgan Stanley
       3.383%, 08/19/05                                      5,000        5,000
       3.370%, 07/03/06                                      2,500        2,500
     Sigma Finance
       3.330%, 07/07/06                                      2,500        2,500
                                                                      ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $25,008)                                                    25,008
                                                                      ---------

--------------------------------------------------------------------------------
Description                             Par (000)/Shares/Contracts   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MASTER NOTES (B) - 4.3%
--------------------------------------------------------------------------------
     Bank of America
       3.393%, 08/01/05                                   $ 10,000    $  10,000
     Bear Stearns
       3.463%, 08/03/05                                     10,000       10,000
                                                                      ---------
     TOTAL MASTER NOTES
       (Cost $20,000)                                                    20,000
                                                                      ---------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     Templeton Dragon Fund                                 105,000        1,991
                                                                      ---------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $935)                                                        1,991
                                                                      ---------
--------------------------------------------------------------------------------
   PURCHASED OPTIONS - 0.0%
--------------------------------------------------------------------------------
     BP, August 2005, 60 Put*                                  100           --
     Exxon Mobil, August 2005, 55 Put*                         100            1
     McGraw-Hill, August 2005, 47.50 Calls*                    100            2
     McGraw-Hill, August 2005, 42.50 Put*                      200            3
     Questar, January 2006, 60 Put*                            800           92
     Target, January 2006, 47.50 Put*                          250           10
     Target, January 2006, 50 Put*                             250           19
                                                                      ---------
     TOTAL PURCHASED OPTIONS
       (Cost $304)                                                          127
                                                                      ---------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 9.5%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on
       08/01/05, repurchase price $18,720,195
       (collateralized by various mortgage
       obligations, ranging in par value
       $625,004-$10,121,000, 0.00%-
       5.00%, 06/25/20-07/25/35, total
       market value $19,650,703) (B)                      $ 18,715       18,715
     Bear Stearns
       3.413%, dated 07/29/05, matures on
       08/01/05, repurchase price $4,001,138
       (collateralized by a commercial
       mortgage obligation, par value
       $26,250,000, 3.84%, 09/25/45, total
       market value, $4,200,000) (B)                         4,000        4,000
     Deutsche Bank
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $12,029,808
       (collateralized by a U.S. Government
       obligation, par value $11,532,000,
       6.25%, 02/15/07, total market
       value $12,267,106)                                   12,027       12,027

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

38                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                    Par (000)/Contracts   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS (CONTINUED)
--------------------------------------------------------------------------------
     Lehman Brothers
       3.383%, dated 07/29/05, matures on
       08/01/05, repurchase price $10,002,819
       (collateralized by various mortgage
       obligations, ranging in par value
       $52,355,000-$650,000,000, 0.00%-
       0.25%, 03/17/28-04/15/33, total
       market $10,492,832) (B)                            $ 10,000    $  10,000
                                                                      ---------

     TOTAL REPURCHASE AGREEMENTS
       (Cost $44,742)                                                    44,742
                                                                      ---------

   TOTAL INVESTMENTS - 116.6%
     (Cost $401,918)                                                    548,175
                                                                      ---------
--------------------------------------------------------------------------------
   WRITTEN OPTIONS - (0.1)%
--------------------------------------------------------------------------------
     BHP Billiton, August 2005, 30 Calls*                      350          (19)
     BP, October 2005, 70 Calls*                               100           (8)
     Exxon Mobil, October 2005, 65 Calls*                      100           (6)
     McGraw-Hill, August 2005, 50 Calls*                       200           (3)
     Questar, January 2006, 65 Calls*                          225         (187)
     Questar, January 2006, 70 Calls*                          300         (168)
     Suncor Energy, December 2005, 55 Calls*                   100          (26)
     Target, January 2006, 55 Calls*                           140          (88)
     Target, January 2006, 60 Calls*                            60          (19)
                                                                      ---------
     TOTAL WRITTEN OPTIONS
       (Premiums Received $372)                                            (524)
                                                                      ---------

     PAYABLE UPON RETURN OF SECURITIES LOANED -- (16.5)%                (77,723)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED
       -- (0.2)%                                                           (671)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.0)%                            (183)
     OTHER ASSETS AND LIABILITIES, NET -- 0.2%@                           1,080
                                                                      ---------
TOTAL OTHER ASSETS AND LIABILITIES - (16.5)%                            (77,497)
                                                                      ---------

  NET ASSETS -- 100.0%                                                $ 470,154
                                                                      =========

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
      (unlimited authorized - no par value)                           $ 285,140
     Accumulated net realized gain on investments
       and options                                                       38,909
     Net unrealized appreciation on investments
       and options                                                      146,105
                                                                      ---------
   NET ASSETS                                                         $ 470,154
                                                                      =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($430,755,197 / 17,898,359 SHARES)                                  $24.07
                                                                      =========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (E)
     ($28,798,702 / 1,197,832 SHARES)                                    $24.04
                                                                      =========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($24.04 / 94.5%)                                     $25.44
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (E)
     ($9,396,100 / 395,030 SHARES)                                       $23.79
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (E)
     ($1,204,201 / 50,734 SHARES)                                        $23.74
                                                                      =========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
+  THESE RIGHTS DO NOT HAVE AN EXPIRATION DATE.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY
    31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 WAS $75,211,230.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(D) SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTIONS CONTRACTS.
(E) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             39

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - 98.6%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.9%
     Abercrombie & Fitch, Cl A                              23,900     $  1,722
     American Eagle Outfitters                              35,500        1,170
     Autoliv                                                38,200        1,702
     Brinker International*                                 39,100        1,599
     Clear Channel Communications (A)                       34,800        1,136
     Darden Restaurants (A)                                 47,300        1,641
     Federated Department Stores                            26,300        1,995
     Ford Motor (A)                                         72,200          775
     Gannett (A)                                             8,400          613
     GTECH Holdings                                         42,900        1,285
     H&R Block (A)                                          28,800        1,640
     Hovnanian Enterprises, Cl A (A)*                        1,400           99
     KB Home (A)                                            24,400        1,999
     MDC Holdings                                           15,730        1,344
     Standard-Pacific                                       14,500        1,383
     Timberland, Cl A*                                      23,000          768
     Time Warner*                                           28,500          485
     VF                                                      1,500           89
     Viacom, Cl B                                           33,100        1,108
     Yum! Brands                                            13,000          681
                                                                       --------
                                                                         23,234
                                                                       --------
   CONSUMER STAPLES - 5.4%
     7-Eleven*                                              25,300          856
     Albertson's (A)                                        32,400          690
     Clorox (A)                                             10,100          564
     Dean Foods*                                            26,600          950
     Energizer Holdings (A)*                                15,800        1,010
     Kroger*                                               113,400        2,251
     Pepsi Bottling Group                                   52,300        1,525
     Reynolds American (A)                                  20,000        1,666
     Supervalu                                              27,000          956
                                                                       --------
                                                                         10,468
                                                                       --------
   ENERGY - 14.7%
     Anadarko Petroleum                                     14,600        1,290
     Chevron                                                83,300        4,832
     ConocoPhillips                                         76,000        4,757
     Devon Energy                                           15,000          841
     Exxon Mobil                                           127,200        7,473
     Marathon Oil                                           13,200          771
     Petro Canada                                           21,500        1,544
     Petrokazakhstan, Cl A (A)                              46,200        1,948
     Sunoco                                                 13,000        1,635
     Teekay Shipping (A)                                    28,600        1,316
     Valero Energy (A)                                      26,000        2,152
                                                                       --------
                                                                         28,559
                                                                       --------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 34.9%
     AG Edwards                                             36,100     $  1,599
     Allstate                                               51,800        3,173
     Bank of America                                        88,000        3,837
     Bear Stearns                                           18,100        1,848
     Brascan, Cl A                                          44,900        1,678
     CB Richard Ellis Group, Cl A*                          26,700        1,229
     CIT Group                                              28,900        1,276
     Citigroup                                              98,967        4,305
     Comerica                                               30,100        1,839
     Countrywide Financial                                  20,100          724
     Downey Financial                                       17,100        1,324
     Endurance Specialty Holdings                           30,400        1,186
     First American                                         31,100        1,367
     Freddie Mac                                             6,200          392
     Goldman Sachs Group (A)                                15,300        1,644
     IndyMac Bancorp (A)                                    35,400        1,544
     JPMorgan Chase                                         26,900          945
     KeyCorp                                                46,900        1,606
     Lehman Brothers Holdings                               23,500        2,471
     Loews                                                   9,400          786
     Merrill Lynch                                          54,000        3,174
     Morgan Stanley                                         13,200          700
     National City                                          67,400        2,488
     PMI Group                                              38,500        1,577
     PNC Financial Services Group                           25,300        1,387
     Principal Financial Group                              49,500        2,175
     Progressive                                            17,000        1,695
     Providian Financial (A)*                               44,200          835
     Radian Group                                           32,800        1,692
     Safeco                                                 31,000        1,703
     US Bancorp                                            111,400        3,349
     Wachovia                                               78,600        3,960
     Washington Mutual (A)                                  66,400        2,821
     Webster Financial                                      20,700          998
     Wells Fargo                                            72,700        4,459
                                                                       --------
                                                                         67,786
                                                                       --------
   HEALTH CARE - 7.5%
     Aetna                                                  25,300        1,958
     Amgen*                                                 11,100          885
     Cardinal Health                                        10,600          632
     Dade Behring Holdings                                  21,300        1,614
     Humana*                                                13,300          530
     King Pharmaceuticals*                                  91,900        1,025
     Pfizer                                                299,700        7,942
                                                                       --------
                                                                         14,586
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

40                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - 4.9%
     Burlington Northern Santa Fe                           14,100     $    765
     Cendant                                                46,500          993
     Cummins (A)                                            19,500        1,666
     Deluxe (A)                                             23,200          928
     HNI                                                     5,800          337
     Lockheed Martin                                           100            6
     Northrop Grumman                                       28,900        1,603
     Ryder System                                           40,800        1,591
     Terex*                                                  7,800          378
     Timken                                                 46,500        1,231
                                                                       --------
                                                                          9,498
                                                                       --------
   INFORMATION TECHNOLOGY - 4.9%
     Amdocs*                                                38,000        1,128
     Avnet (A)*                                             36,100          945
     Fair Isaac                                             19,000          715
     Fiserv*                                                18,000          799
     Hewlett-Packard                                       108,500        2,671
     Ingram Micro, Cl A*                                    54,500        1,016
     Intel                                                  25,000          679
     Microsoft                                              62,900        1,611
                                                                       --------
                                                                          9,564
                                                                       --------
   MATERIALS - 3.2%
     Agrium                                                 56,400        1,290
     Dow Chemical                                           38,900        1,865
     NOVA Chemicals (A)                                     13,900          486
     Nucor                                                  26,600        1,475
     Phelps Dodge (A)                                        9,900        1,054
     Southern Peru Copper (A)                                2,500          128
                                                                       --------
                                                                          6,298
                                                                       --------
   TELECOMMUNICATIONS - 4.7%
     BellSouth                                              74,100        2,045
     CenturyTel                                             32,100        1,103
     SBC Communications (A)                                 44,000        1,076
     Verizon Communications                                143,900        4,926
                                                                       --------
                                                                          9,150
                                                                       --------
   UTILITIES - 6.5%
     Constellation Energy Group                             13,200          795
     Edison International                                   53,100        2,171
     Entergy                                                20,500        1,598
     FirstEnergy                                            42,200        2,101
     NRG Energy*                                            21,300          817
     Pepco Holdings (A)                                     57,200        1,365

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
     Sempra Energy                                          18,200     $    773
     TXU                                                    22,800        1,975
     UGI                                                    36,800        1,080
                                                                       --------
                                                                         12,675
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $160,855)                                                  191,818
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTES (B) - 2.6%
--------------------------------------------------------------------------------
     Bank of America
       3.393%, 08/01/05                                   $  2,500        2,500
     Bear Stearns
       3.463%, 08/03/05                                      2,500        2,500
                                                                       --------
     TOTAL MASTER NOTES
       (Cost $5,000)                                                      5,000
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (B) (C) - 2.6%
--------------------------------------------------------------------------------
     Morgan Stanley
       3.383%, 08/19/05                                      2,500        2,500
     Sigma Finance
       3.330%, 07/07/06                                      2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $5,000)                                                      5,000
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 11.5%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on
       08/01/05, repurchase price $15,833,628
       (collateralized by various mortgage
       obligations, ranging in par value
       $625,004-$10,121,000, 0.00%-
       5.00%, 06/25/20-07/25/35, total
       market value $16,620,656) (B)                        15,829       15,829
     Bear Stearns
       3.413%, dated 07/29/05, matures on
       08/01/05, repurchase price $2,500,711
       (collateralized by a commercial
       mortgage obligation, par value
       $2,625,000, 3.84%, 09/25/45,
       total market value, $2,625,000) (B)                   2,500        2,500
     Deutsche Bank
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $2,794,350
       (collateralized by a U.S. Government
       obligation, par value $2,881,000,
       2.625%, 11/15/06, total market
       value $2,850,375)                                     2,794        2,794

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             41

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Lehman Brothers
       3.383%, dated 07/29/05, matures on
       08/01/05, repurchase price $1,352,237
       (collateralized by various mortgage
       obligations, ranging in par value
       $52,355,000-$650,000,000, 0.00%-
       0.25%, 03/17/28-04/15/33, total
       market value $1,418,480) (B)                        $ 1,352     $  1,352
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $22,475)                                                    22,475
                                                                       --------
   TOTAL INVESTMENTS - 115.3%
       (Cost $193,330)                                                  224,293
                                                                       --------
       PAYABLE UPON RETURN OF SECURITIES
         LOANED -- (15.3)%                                              (29,681)
       PAYABLE FOR INVESTMENT SECURITIES
         PURCHASED -- (0.1)%                                               (192)
       PAYABLE FOR FUND SHARES REDEEMED -- (0.1)%                          (187)
       OTHER ASSETS AND LIABILITIES, NET -- 0.2%@                           221
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (15.3)%                         (29,839)
                                                                       --------
   NET ASSETS -- 100.0%                                                $194,454
                                                                       ========

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
       Paid-in-Capital
         (unlimited authorized - no par value)                         $200,247
       Undistributed net investment income                                   69
       Accumulated net realized loss on investments                     (36,825)
       Net unrealized appreciation on investments                        30,963
                                                                       --------
   NET ASSETS                                                          $194,454
                                                                       ========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($123,343,003 / 9,873,562 SHARES)                                   $12.49
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($62,536,804 / 4,995,922 SHARES)                                    $12.52
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($12.52 / 94.5%)                                     $13.25
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,995,712 / 323,546 SHARES)                                       $12.35
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($4,578,448 / 371,597 SHARES)                                       $12.32
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
  SECTORS ARE UTILIZED FOR REPORTING.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATMENTS FOR A LISTING OF AFFILIATED
  PAYABLES.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY
    31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 WAS $28,765,915.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

42                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 99.3%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.8%
     Comcast, Cl A (A)*                                     21,903     $    673
     Darden Restaurants (A)                                 17,900          621
     Federated Department Stores                            10,900          827
     Gannett (A)                                            11,900          868
     Harrah's Entertainment                                 12,770        1,006
     Home Depot                                             67,795        2,950
     Jones Apparel Group                                    10,600          324
     Lennar, Cl A (A)                                       10,925          735
     Limited Brands                                         27,600          673
     McDonald's                                             17,430          543
     Nike, Cl B                                              6,055          507
     Target                                                 17,550        1,031
     Time Warner*                                           31,985          544
     VF                                                      7,600          449
     Viacom, Cl B                                           18,480          619
     Whirlpool                                              12,000          960
                                                                       --------
                                                                         13,330
                                                                       --------
   CONSUMER STAPLES - 9.5%
     Altria Group                                           20,040        1,342
     Kimberly-Clark                                         14,505          925
     Kraft Foods                                            14,400          440
     Pepsi Bottling Group                                   61,100        1,782
     PepsiCo                                                10,000          545
     Procter & Gamble                                       24,665        1,372
     Safeway (A)                                            71,400        1,735
     Smithfield Foods*                                      18,200          475
     Wal-Mart Stores                                        42,190        2,082
                                                                       --------
                                                                         10,698
                                                                       --------
   ENERGY - 8.2%
     Amerada Hess                                            6,200          731
     BP ADR                                                 37,605        2,478
     Chevron                                                58,800        3,411
     ConocoPhillips                                         22,230        1,391
     Exxon Mobil                                            14,523          853
     Kerr-McGee                                              4,800          385
                                                                       --------
                                                                          9,249
                                                                       --------
   FINANCIALS - 19.5%
     Allstate                                               34,050        2,086
     AON                                                    17,900          455
     Bank of America                                        87,480        3,814
     Citigroup                                              71,148        3,095
     Goldman Sachs Group (A)                                23,110        2,484
     JPMorgan Chase                                         16,220          570
     KeyCorp                                                24,795          849
     Merrill Lynch                                          32,380        1,903
     Metlife (A)                                            27,500        1,351
     MGIC Investment                                         6,000          412
     National City                                          68,500        2,528
     Principal Financial Group                              19,100          840
     Washington Mutual (A)                                  10,600          450
     XL Capital, Cl A                                       16,500        1,185
                                                                       --------
                                                                         22,022
                                                                       --------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 12.5%
     Abbott Laboratories                                    15,530     $    724
     Applera Corp - Applied Biosystems Group                86,600        1,803
     Baxter International                                   23,900          939
     Cigna                                                  15,800        1,687
     HCA                                                    29,100        1,433
     Johnson & Johnson                                      37,105        2,373
     King Pharmaceuticals*                                 106,000        1,182
     Pfizer                                                126,909        3,363
     Thermo Electron*                                       20,400          609
                                                                       --------
                                                                         14,113
                                                                       --------
   INDUSTRIALS - 11.9%
     CSX                                                    26,100        1,189
     Dover                                                  27,000        1,114
     General Electric                                      141,455        4,880
     Honeywell International                                29,840        1,172
     Manpower                                                7,800          373
     Navistar International*                                13,000          444
     Northrop Grumman                                       40,060        2,221
     RR Donnelley & Sons                                    13,300          479
     Ryder System                                           39,000        1,521
                                                                       --------
                                                                         13,393
                                                                       --------
   INFORMATION TECHNOLOGY - 16.2%
     Automatic Data Processing                              12,415          551
     BMC Software*                                          25,600          489
     Cadence Design Systems*                                29,200          470
     Citrix Systems*                                         4,365          104
     Hewlett-Packard                                        95,200        2,344
     Ingram Micro, Cl A*                                    35,700          665
     Intel                                                  84,740        2,300
     International Business Machines                        19,460        1,624
     Intuit (A)*                                            12,500          600
     Lexmark International, Cl A*                           10,100          633
     Microsoft                                              33,325          853
     Nokia ADR (A)                                         139,275        2,221
     Oracle*                                                59,695          811
     QLogic*                                                13,400          416
     Sabre Holdings, Cl A (A)                               27,800          534
     Synopsys*                                              73,900        1,368
     Texas Instruments                                      69,795        2,217
                                                                       --------
                                                                         18,200
                                                                       --------
   MATERIALS - 3.4%
     Alcoa                                                  19,940          559
     BHP Billiton ADR (A)                                   35,880        1,063
     Dow Chemical                                           11,525          552
     Engelhard                                              58,200        1,670
                                                                       --------
                                                                          3,844
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS - 2.8%
     CenturyTel                                             21,500     $    739
     Telefonos de Mexico ADR (A)                            94,400        1,819
     Verizon Communications                                 17,400          596
                                                                       --------
                                                                          3,154
                                                                       --------
   UTILITIES - 3.5%
     American Electric Power                                42,300        1,637
     Constellation Energy Group                             19,020        1,145
     Duke Energy (A)                                        23,300          689
     PG&E                                                   11,800          444
                                                                       --------
                                                                          3,915
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $104,618)                                                  111,918
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (B) (C) - 1.8%
--------------------------------------------------------------------------------
     Morgan Stanley
       3.383%, 08/19/05                                    $ 1,000        1,000
     Sigma Finance
       3.330%, 07/07/06                                      1,000        1,000
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $2,000)                                                      2,000
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 9.2%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on
       08/01/05, repurchase price $8,628,167
       collateralized by various mortgage
       obligations, ranging in par value
       $625,004-$10,121,000, 0.00%-
       5.00%, 06/25/20-07/25/35, total
       market value $9,057,040) (B)                          8,626        8,626
     Bear Stearns
       3.413%, dated 07/29/05, matures on
       08/01/05, repurchase price $1,500,427
       (collateralized by a commercial
       mortgage obligation, par value
       $26,250,000, 3.84%, 09/25/45, total
       market value, $1,575,000) (B)                         1,500        1,500
     Deutsche Bank
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $392,169
       (collateralized by various U.S. Government
       obligations, ranging in par value
       $13,000-$395,000, 3.25%-5.75%,
       01/15/09-08/15/10, total market
       value $400,088)                                         392          392
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $10,518)                                                    10,518
                                                                       --------
   TOTAL INVESTMENTS - 110.3%
     (Cost $117,136)                                                    124,436
                                                                       --------

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (10.8)%               $(12,126)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (3.2)%               (3,697)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.0)%                             (10)
     OTHER ASSETS AND LIABILITIES, NET -- 3.7%@                           4,165
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (10.3)%                         (11,668)
                                                                       --------
   NET ASSETS -- 100.0%                                                $112,768
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $126,903
     Undistributed net investment income                                      6
     Accumulated net realized loss on investments                       (21,441)
     Net unrealized appreciation on investments                           7,300
                                                                       --------
   NET ASSETS                                                          $112,768
                                                                       ========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($106,413,346 / 13,131,516 SHARES)                                   $8.10
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($3,031,059 / 374,892 SHARES)                                        $8.09
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($8.09 / 94.5%)                                       $8.56
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,043,573 / 382,627 SHARES)                                        $7.95
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($279,882 / 35,180 SHARES)                                           $7.96
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 IS $11,687,724.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 68.3%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.1%
     Bed Bath & Beyond*                                      5,090     $    234
     Comcast, Cl A (A)*                                     19,764          607
     Dollar General                                         12,110          246
     Harrah's Entertainment                                  6,920          545
     Hilton Hotels                                          10,710          265
     Home Depot                                             16,825          732
     Kohl's*                                                 9,190          518
     Lennar, Cl A (A)                                        4,570          307
     News (A)                                               20,625          358
     Nike, Cl B                                              3,835          321
     Target                                                 12,275          721
     Tiffany                                                 7,650          260
     Time Warner*                                           25,355          432
     Walt Disney                                             8,715          224
                                                                       --------
                                                                          5,770
                                                                       --------
   CONSUMER STAPLES - 7.2%
     Altria Group                                            9,430          632
     CVS (A)                                                38,970        1,209
     Kellogg                                                 7,995          362
     Kimberly-Clark                                          5,885          375
     PepsiCo                                                14,280          779
     Procter & Gamble                                       14,855          826
     Wal-Mart Stores                                        18,545          915
                                                                       --------
                                                                          5,098
                                                                       --------
   ENERGY - 6.4%
     BP ADR                                                  8,425          555
     ConocoPhillips                                          9,370          586
     Exxon Mobil                                            25,173        1,479
     Halliburton                                            13,615          763
     Occidental Petroleum                                    3,580          295
     Suncor Energy (A)                                      17,030          833
                                                                       --------
                                                                          4,511
                                                                       --------
   FINANCIALS - 12.7%
     Allstate                                               14,375          881
     American Express                                       12,005          660
     American International Group                            6,812          410
     Bank of America                                        21,675          945
     Citigroup                                              23,851        1,037
     Countrywide Financial                                   7,710          278
     Goldman Sachs Group                                     7,900          849
     JPMorgan Chase                                         26,388          927
     KeyCorp                                                10,710          367
     Lehman Brothers Holdings (A)                            2,720          286
     Merrill Lynch                                          13,655          803
     National City                                           9,670          357
     SLM (A)                                                14,185          730
     Wells Fargo                                             7,600          466
                                                                       --------
                                                                          8,996
                                                                       --------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 8.5%
     Abbott Laboratories                                    18,505     $    863
     Bristol-Myers Squibb                                   18,445          461
     Gilead Sciences*                                        6,865          308
     GlaxoSmithKline ADR (A)                                 4,500          213
     Johnson & Johnson                                      15,650        1,001
     Medtronic                                              13,520          729
     Novartis ADR (A)                                        6,265          305
     Pfizer                                                 32,314          856
     UnitedHealth Group                                      5,650          296
     WellPoint*                                              7,170          507
     Wyeth                                                  11,055          506
                                                                       --------
                                                                          6,045
                                                                       --------
   INDUSTRIALS - 8.3%
     3M                                                      6,795          510
     Danaher                                                13,520          750
     Emerson Electric                                        3,360          221
     General Electric                                       65,825        2,271
     Honeywell International                                12,290          483
     Northrop Grumman                                        7,870          436
     Tyco International (A)                                 38,960        1,187
                                                                       --------
                                                                          5,858
                                                                       --------
   INFORMATION TECHNOLOGY - 11.7%
     Accenture, Cl A*                                       25,200          631
     Cisco Systems*                                         44,425          851
     Citrix Systems*                                        20,360          485
     Corning*                                               38,175          727
     Dell*                                                  19,675          796
     EMC*                                                   25,530          350
     Intel                                                  20,550          558
     International Business Machines                         6,120          511
     Maxim Integrated Products                               5,910          247
     Microsoft                                              44,105        1,130
     Nokia ADR                                              21,900          349
     Oracle*                                                46,550          632
     Symantec*                                              18,920          416
     Texas Instruments                                      17,945          570
                                                                       --------
                                                                          8,253
                                                                       --------
   MATERIALS - 1.3%
     Alcoa                                                   8,810          247
     BHP Billiton ADR (A)                                   15,075          446
     Dow Chemical                                            4,875          234
                                                                       --------
                                                                            927
                                                                       --------
   TELECOMMUNICATIONS - 1.5%
     SBC Communications (A)                                 14,675          359
     Verizon Communications                                  9,765          334
     Vodafone Group ADR (A)                                 13,250          342
                                                                       --------
                                                                          1,035
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             45

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 2.6%
     Constellation Energy Group                             14,640     $    882
     Exelon (A)                                             10,375          555
     PG&E                                                   10,875          409
                                                                       --------
                                                                          1,846
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $42,987)                                                    48,339
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 18.9%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.6%
     TCI Communications
       6.875%, 02/15/06                                      $ 230          233
     Time Warner
       7.480%, 01/15/08                                        300          319
     Time Warner Entertainment (A)
       8.375%, 03/15/23                                        275          345
     Walt Disney, MTN
       5.620%, 12/01/08                                        230          230
                                                                       --------
                                                                          1,127
                                                                       --------
   CONSUMER STAPLES - 0.4%
     Safeway
       7.500%, 09/15/09                                        100          109
     Wal-Mart Stores
       5.875%, 10/15/05                                        200          201
                                                                       --------
                                                                            310
                                                                       --------
   ENERGY - 0.4%
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                                        250          292
                                                                       --------
   FINANCIALS - 9.2%
     Associates (A)
       6.950%, 11/01/18                                        175          204
     Bank of America
       5.250%, 02/01/07                                        300          304
     CIT Group
       4.000%, 05/08/08                                        300          295
     GE Global Insurance
       7.750%, 06/15/30                                        200          227
     Golden West Financial
       4.125%, 08/15/07                                        300          299
     HSBC Bank USA
       3.875%, 09/15/09                                        200          194
     Mellon Bank
       7.000%, 03/15/06                                        300          305
     Morgan Stanley
       6.750%, 04/15/11                                        300          327

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Morgan Stanley (B) (C)
       3.383%, 08/19/05                                     $2,500     $  2,500
     Sigma Finance (B) (C)
       3.330%, 07/07/06                                      1,000        1,000
     U.S. Bancorp
       6.875%, 09/15/07                                        400          419
     Wells Fargo Bank
       6.450%, 02/01/11                                        100          109
     Wells Fargo, MTN, Ser J
       6.550%, 12/01/06                                        300          309
                                                                       --------
                                                                          6,492
                                                                       --------
   FOREIGN GOVERNMENTS - 1.1%
     Hydro Quebec, Ser HY
       8.400%, 01/15/22                                        250          346
     Province of Ontario
       5.500%, 10/01/08                                        400          415
                                                                       --------
                                                                            761
                                                                       --------
   HEALTH CARE - 0.7%
     HCA
       7.875%, 02/01/11                                        200          219
     Pharmacia
       5.875%, 12/01/08                                        225          235
                                                                       --------
                                                                            454
                                                                       --------
   INDUSTRIALS - 2.6%
     DaimlerChrysler Holdings (A)
       4.050%, 06/04/08                                        300          294
     General Electric (A)
       5.000%, 02/01/13                                        300          304
     General Motors, Ser 91-A2
       8.950%, 07/02/09                                         14           15
     McDonnell Douglas
       6.875%, 11/01/06                                        200          206
     Raytheon (A)
       6.550%, 03/15/10                                        400          427
     Tyco International
       7.200%, 10/15/08                                        225          241
     Waste Management
       7.000%, 10/15/06                                        350          360
                                                                       --------
                                                                          1,847
                                                                       --------
   INFORMATION TECHNOLOGY - 0.6%
     International Business Machines
       8.375%, 11/01/19                                        100          132
     International Business Machines (Unsecured)
       6.500%, 01/15/28                                        275          318
                                                                       --------
                                                                            450
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST - 0.8%
     Boston Properties
       5.000%, 06/01/15                                      $ 250     $    244
     EOP Operating (A)
       6.800%, 01/15/09                                        300          317
                                                                       --------
                                                                            561
                                                                       --------
   TELECOMMUNICATION - 0.2%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                                         75           93
     New England Telephone & Telegraph
       7.875%, 11/15/29                                         50           61
                                                                       --------
                                                                            154
                                                                       --------
   UTILITIES - 1.3%
     FPL Group Capital
       7.625%, 09/15/06                                        300          310
     Kinder Morgan (A)
       7.250%, 03/01/28                                        275          323
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                        300          296
                                                                       --------
                                                                            929
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $13,268)                                                    13,377
                                                                       --------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.3%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                        139          143
       6.000%, 09/01/17                                        233          241
       6.000%, 02/01/28                                        115          118
     FHLMC, CMO REMIC, Ser 1626, Cl PT
       6.000%, 12/15/08                                        159          162
     FHLMC, CMO REMIC, Ser 2663, Cl QK
       3.500%, 04/15/17                                        318          316
     FNMA
       8.000%, 08/01/24                                          8            8
       8.000%, 05/01/25                                         33           36
       8.000%, 07/01/26                                         11           12
       7.500%, 09/01/26                                         11           11
       7.000%, 09/01/25                                         21           22
       7.000%, 07/01/26                                         50           53
       7.000%, 09/01/26                                         16           17
       7.000%, 12/01/27                                         43           45
       6.500%, 05/01/14                                        118          123
       6.500%, 03/01/24                                          9           10
       6.500%, 01/01/28                                         51           52
       6.500%, 05/01/29                                         36           37
       6.000%, 08/01/14                                        251          259

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA -- (continued)
       6.000%, 02/01/17                                      $ 226     $    233
       6.000%, 03/01/28                                        140          143
       6.000%, 05/01/28                                         45           46
       5.500%, 12/01/17                                        213          217
       5.000%, 04/01/18                                        322          323
       5.000%, 05/01/18                                        365          366
       4.500%, 09/01/18                                        787          775
       4.500%, 02/01/19                                        212          209
       4.500%, 05/01/19                                        530          522
       4.000%, 05/01/19                                        551          532
     FNMA, CMO REMIC, Ser 25, Cl CD
       3.500%, 03/25/17                                        371          361
     GNMA
       7.500%, 05/15/24                                         14           15
       7.500%, 09/15/25                                         17           18
       7.500%, 09/15/26                                         30           32
       7.500%, 01/15/27                                         11           12
       7.000%, 02/15/26                                         47           50
       7.000%, 08/15/26                                         23           25
       7.000%, 10/15/27                                         58           62
       7.000%, 03/15/29                                         69           74
       6.500%, 09/15/08                                         60           62
       6.500%, 06/15/23                                          8            9
       6.500%, 02/15/24                                          2            2
       6.500%, 04/15/26                                         29           30
       6.500%, 05/15/28                                         35           36
       6.500%, 01/15/29                                         69           72
       6.000%, 11/15/08                                         74           75
       6.000%, 12/15/28                                        177          182
       6.000%, 02/15/29                                        205          212
       6.000%, 04/15/29                                        216          222
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $6,546)                                                      6,582
                                                                       --------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 4.6%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.125%, 08/15/19                                        760        1,045
       7.250%, 05/15/16                                        800          997
       7.125%, 02/15/23                                        200          262
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                        865          932
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $2,999)                                                      3,236
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             47

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.6%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                      $ 600     $    599
     Capital Auto Receivables Asset Trust,
       Ser 2002-3, Cl A3
       3.580%, 10/16/06                                        157          157
     Pacific Gas, Ser 1997-1, Cl A7
       6.420%, 09/25/08                                        169          171
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                        250          247
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $1,184)                                                      1,174
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------
     FNMA
       6.375%, 06/15/09                                        400          428
       5.000%, 01/15/07                                        100          101
       3.250%, 11/15/07                                        325          318
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $870)                                                          847
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 14.0%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on
       08/01/05, repurchase price $7,842,870
       (collateralized by various mortgage
       obligations, ranging in par value
       $625,004-$10,121,000, 0.00%- 5.00%,
       06/25/20-07/25/35, total
       market value $8,232,709) (B)                          7,841        7,841
     Bear Stearns
       3.413%, dated 07/29/05, matures on
       08/01/05, repurchase price $1,500,427
       (collateralized by a commercial
       mortgage obligation, par value
       $26,250,000, 3.84%, 09/25/45, total
       market value, $1,575,000) (B)                         1,500        1,500
     Deutsche Bank
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $575,021
       (collateralized by a U.S. Government
       obligation, par value $601,000, 3.25%,
       01/15/09, total market value $586,923)                  575          575
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,916)                                                      9,916
                                                                       --------
   TOTAL INVESTMENTS - 117.9%
     (Cost $77,770)                                                      83,471
                                                                       --------

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (18.1)%               $(12,841)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (0.5)%                 (313)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.1)%                             (98)
     OTHER ASSETS AND LIABILITIES, NET -- 0.8%@                             560
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (17.9)%                         (12,692)
                                                                       --------
   NET ASSETS -- 100.0%                                                $ 70,779
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $ 66,908
     Distributions in excess of net investment income                        (3)
     Accumulated net realized loss on investments                        (1,827)
     Net unrealized appreciation on investments                           5,701
                                                                       --------
   NET ASSETS                                                          $ 70,779
                                                                       ========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($59,277,643 / 4,291,622 SHARES)                                    $13.81
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($7,408,169 / 537,333 SHARES)                                       $13.79
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($13.79 / 94.5%)                                     $14.59
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,759,343 / 273,411 SHARES)                                       $13.75
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($333,556 / 24,289 SHARES)                                          $13.73
                                                                       ========
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 IS $12,467,502.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS. CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

48                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - 98.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.9%
     Champion Enterprises*                                  24,575  $       296
     Coldwater Creek*                                        4,650          129
     Design Within Reach*                                   16,125          301
     Gaylord Entertainment*                                  7,775          373
     Guitar Center*                                          4,450          287
     HOT Topic (A)*                                         12,575          214
     Insight Enterprises*                                   14,600          298
     Jarden (A)*                                             9,037          347
     La Quinta*                                             48,600          437
     MarineMax*                                             15,100          502
     Morningstar*                                           15,450          420
     Priceline.com (A)*                                     20,300          504
     Texas Roadhouse, Cl A*                                 10,175          383
     WMS Industries (A)*                                     7,875          257
                                                                    -----------
                                                                          4,748
                                                                    -----------
   CONSUMER STAPLES - 2.4%
     Central Garden and Pet*                                10,713          537
     Diamond Foods*                                         13,250          294
                                                                    -----------
                                                                            831
                                                                    -----------
   ENERGY - 7.5%
     Alpha Natural Resources*                                8,500          238
     Hornbeck Offshore Services*                            12,480          373
     Parallel Petroleum*                                    28,845          319
     Pioneer Drilling*                                      21,450          323
     Range Resources                                        16,225          496
     Spinnaker Exploration*                                  8,685          341
     Superior Energy Services*                              19,100          408
     Superior Well Services*                                 2,575           47
                                                                    -----------
                                                                          2,545
                                                                    -----------
   FINANCIALS - 12.2%
     ACE Cash Express*                                      14,825          349
     Affiliated Managers Group (A)*                          9,785          698
     Apollo Investment                                      24,875          447
     Boston Private Financial Holdings                      15,660          449
     CapitalSource (A)*                                     19,800          388
     CB Richard Ellis Group, Cl A*                           9,400          433
     Conseco*                                               15,175          331
     First Marblehead (A)*                                   8,865          308
     Greenhill                                               8,956          343
     Net 1 UEPS Technologies*                                1,400           34
     Signature Bank*                                        12,700          381
                                                                    -----------
                                                                          4,161
                                                                    -----------
   HEALTH CARE - 21.2%
     Alexion Pharmaceuticals*                                7,900          206
     American Retirement*                                   29,750          421
     Chemed                                                 16,175          695
--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
     Covance*                                               18,860  $       934
     Immucor*                                               26,100          717
     Impax Laboratories (A)*                                12,850          204
     Intuitive Surgical*                                     2,375          165
     LifePoint Hospitals*                                   13,525          632
     MGI Pharma*                                            13,070          357
     Momenta Pharmaceuticals (A)*                           20,405          512
     Pediatrix Medical Group*                                4,875          382
     Renal Care Group*                                       7,025          330
     SeraCare Life Sciences*                                13,145          213
     Symmetry Medical*                                      24,900          621
     Telik*                                                 19,450          331
     WellCare Health Plans*                                 13,020          499
                                                                    -----------
                                                                          7,219
                                                                    -----------

   INDUSTRIALS - 13.2%
     Advisory Board*                                         9,725          507
     BE Aerospace*                                          16,700          293
     Commercial Vehicle Group*                              19,750          466
     Corporate Executive Board                               5,135          414
     Gardner Denver*                                         9,925          408
     Harsco                                                  7,825          471
     Hexcel*                                                16,605          287
     HUB Group, Cl A*                                        2,075           64
     IDEX                                                    8,500          371
     McDermott International*                               12,800          303
     Resources Connection*                                   7,250          218
     TBS International, Cl A (A)*                           18,625          193
     UTI Worldwide                                           7,075          505
                                                                    -----------
                                                                          4,500
                                                                    -----------
   INFORMATION TECHNOLOGY - 25.0%
     Advanced Energy Industries*                            12,150          117
     Anteon International (A)*                               7,770          365
     aQuantive*                                              8,255          156
     Arris Group*                                           29,900          330
     ATMI (A)*                                               5,200          166
     Bankrate (A)*                                           8,640          217
     Benchmark Electronics*                                  7,450          238
     Cypress Semiconductor*                                 20,161          290
     Digital Insight*                                       20,650          506
     Digital River*                                          2,975          119
     Entegris*                                              15,900          187
     F5 Networks*                                            4,225          178
     Formfactor*                                            14,050          367
     Genesis Microchip*                                     10,825          269
     Global Payments                                         5,140          340
     Hyperion Solutions*                                     5,505          259
     Informatica*                                           27,010          285

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            49

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SMALL CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
     Ixia*                                                  13,250  $       262
     Kanbay International*                                  25,375          562
     MEMC Electronic Materials*                              9,825          167
     Microsemi*                                             22,900          489
     Nice Systems ADR*                                      10,405          438
     Openwave Systems (A)*                                  22,450          416
     Salesforce.com*                                         7,825          184
     Skyworks Solutions*                                    21,875          160
     Trident Microsystems*                                  10,800          353
     Trimble Navigation*                                     3,400          132
     Websense*                                               4,650          232
     Wind River Systems*                                    20,925          358
     Witness Systems*                                       18,125          354
                                                                    -----------
                                                                          8,496
                                                                    -----------
   MATERIALS - 0.6%
     Calgon Carbon                                          22,675          199
                                                                    -----------
   TELECOMMUNICATIONS - 0.8%
     NeuStar*                                               10,125          283
                                                                    -----------
   UTILITIES - 1.3%
     Pike Electric*                                         29,825          430
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $28,145)                                                    33,412
                                                                    -----------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 15.9%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on 08/01/05,
       repurchase price $5,107,929 (collateralized by
       various mortgage obligations, ranging in par
       value $625,004-$10,121,000, 0.00%- 5.00%,
       06/25/20-07/25/35, total market value $5,361,
       824) (B)                                             $5,106        5,106
     Deutsche Bank
       3.270%, dated 07/29/05, matures on 08/01/05,
       repurchase price $304,600 (collateralized by a
       U.S.Government obligation, par value $282,000,
       5.75%, 08/15/10, total market value $310,981)           305          305
                                                                    ----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $5,411)                                                      5,411
                                                                    -----------
   TOTAL INVESTMENTS - 114.0%
     (Cost $33,556)                                                      38,823
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------

     RECEIVABLE FOR INVESTMENT SECURITIES SOLD -- 6.0%              $     2,050
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (15.0)%                 (5,106)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (4.9)%               (1,677)
     OTHER ASSETS AND LIABILITIES, NET -- (0.1)%@                           (43)
                                                                    -----------
   Total Other Assets and Liabilities - (14.0)%                          (4,776)
                                                                    -----------
   Net Assets -- 100.0%                                             $    34,047
                                                                    ===========

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                        $    27,529
     Accumulated net realized gain on investments                         1,251
     Net unrealized appreciation on investments                           5,267
                                                                    -----------

   NET ASSETS                                                       $    34,047
                                                                    ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($27,941,371 / 1,905,831 SHARES)                                    $14.66
                                                                    ===========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (C)
     ($4,534,609 / 310,867 SHARES)                                       $14.59
                                                                    ===========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($14.59 / 94.5%)                                     $15.44
                                                                    ===========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)
     ($526,401 / 36,589 SHARES)                                          $14.39
                                                                    ===========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (C)
     ($1,044,612 / 72,606 SHARES)                                        $14.39
                                                                    ===========
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
+  NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
   SECTORS ARE UTILIZED FOR REPORTING.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 IS
    $4,925,335.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - 95.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.7%
     American Axle & Manufacturing Holdings                 36,100  $       994
     American Greetings, Cl A (A)                           61,500        1,565
     BorgWarner (A)                                         41,000        2,385
     Brown Shoe                                             44,800        1,767
     Burlington Coat Factory Warehouse                      56,300        2,310
     Culp*                                                  65,400          298
     Dave & Buster's*                                       48,100          908
     Electronics Boutique Holdings (A)*                     27,200        1,759
     Handleman (A)                                          46,000          815
     Landry's Restaurants                                   26,900          838
     Lone Star Steakhouse & Saloon                          45,300        1,362
     M/I Homes (A)                                          20,000        1,192
     MDC Holdings                                           39,276        3,355
     Rent-A-Center*                                         47,750        1,007
     Rex Stores*                                            65,200        1,013
     Ryland Group                                           46,400        3,749
     Sonic Automotive                                       35,800          834
     Stage Stores*                                          40,600        1,793
     Stride Rite                                            70,400          986
     Trans World Entertainment*                             82,000          861
     Tupperware                                             59,700        1,273
     Zale*                                                  70,400        2,394
                                                                    -----------
                                                                         33,458
                                                                    -----------
   CONSUMER STAPLES - 5.8%
     Alliance One International (A)                        200,000        1,212
     BJ's Wholesale Club (A)*                               73,000        2,328
     Chiquita Brands International (A)                      62,600        1,889
     Longs Drug Stores (A)                                  69,200        3,003
     Nash Finch (A)                                         26,400        1,089
     Ruddick (A)                                            65,900        1,816
     Seaboard                                                  400          688
     Universal                                              22,900        1,092
                                                                    -----------
                                                                         13,117
                                                                    -----------
   ENERGY - 7.1%
     Holly                                                  67,600        3,165
     NS Group*                                              73,300        3,111
     Offshore Logistics*                                    29,600        1,066
     Stone Energy*                                          35,100        1,868
     Swift Energy*                                          56,300        2,296
     Tesoro Petroleum*                                      64,900        3,129
     Transmontaigne*                                       119,400        1,470
                                                                    -----------
                                                                         16,105
                                                                    -----------
   FINANCIALS - 26.1%
     Advanta, Cl B                                          29,581          885
     Agree Realty                                           24,500          751
     American Home Mortgage Investment                      34,400        1,321

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     AmerUs Group (A)                                       54,024  $     2,787
     Banner                                                  9,800          287
     Boykin Lodging*                                       147,000        2,203
     Ceres Group*                                          211,100        1,330
     City Holding                                           26,000          997
     Commerce Group                                         44,600        2,781
     Commercial Federal                                     43,900        1,488
     Community Bank System                                  87,200        2,097
     Community Trust Bancorp                                21,592          724
     Corus Bankshares                                       13,400          841
     Crescent Real Estate Equity                           110,600        2,159
     Dime Community Bancshares                              45,225          734
     Federal Agricultural Mortgage, Cl C                     7,200          183
     First Charter (A)                                      47,375        1,173
     First Indiana                                          37,300        1,206
     Flagstar Bancorp (A)                                   82,600        1,522
     Fremont General                                        85,300        2,085
     Greater Bay Bancorp (A)                                69,600        1,826
     Highwoods Properties (A)                               48,000        1,519
     Horace Mann Educators                                 108,200        2,162
     HRPT Properties Trust                                 217,900        2,809
     Independent Bank                                       53,361        1,648
     IndyMac Bancorp (A)                                    53,300        2,324
     LandAmerica Financial Group (A)                        43,100        2,701
     Mission West Properties                                41,400          432
     NBT Bancorp                                            55,200        1,373
     Novastar Financial (A)                                 22,800          924
     Oriental Financial Group (A)                           35,816          571
     Presidential Life                                      23,900          440
     Provident Bankshares (A)                               49,200        1,673
     RAIT Investment Trust                                  31,300          992
     Republic Bancorp (A)                                   87,925        1,301
     Scottish Re Group                                      73,200        1,760
     Stancorp Financial Group                               22,900        1,977
     United Bankshares                                      71,600        2,707
     Webster Financial                                      28,100        1,354
     Westcorp                                               21,000        1,217
                                                                    -----------
                                                                         59,264
                                                                    -----------
   HEALTH CARE - 2.3%
     Alpharma, Cl A                                         86,400        1,213
     Kindred Healthcare*                                    51,100        1,878
     Lumenis Limited (A)*                                       13           --
     PerkinElmer                                           103,100        2,163
                                                                    -----------
                                                                          5,254
                                                                    -----------
  INDUSTRIALS - 17.8%
     Alaska Air Group*                                      36,900        1,291
     Albany International, Cl A                             37,700        1,321
     Ameron International                                   22,900          875

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
     AO Smith                                               32,400  $       875
     Applied Industrial Technologies                        66,150        2,363
     Banta                                                  31,000        1,480
     Brink's                                                36,000        1,302
     Dollar Thrifty Automotive Group*                       53,800        1,684
     EnPro Industries*                                      39,500        1,201
     GATX                                                   77,900        2,945
     Griffon (A)*                                           68,300        1,765
     Harsco                                                 30,400        1,832
     IKON Office Solutions                                 119,300        1,145
     John H Harland                                         47,500        1,835
     NACCO Industries, Cl A                                 13,100        1,514
     Ryder System                                           45,100        1,758
     Sourcecorp*                                            72,600        1,596
     Standex International                                  27,400          814
     Stewart & Stevenson Services                           44,700        1,035
     Timken                                                 47,100        1,247
     Toro (A)                                               70,000        2,817
     United Rentals*                                       111,900        2,081
     Walter Industries (A)                                  61,800        2,751
     Woodward Governor                                      13,700        1,229
     Yellow Roadway*                                         6,727          356
     York International (A)                                 28,700        1,226
                                                                    -----------
                                                                         40,338
                                                                    -----------
   INFORMATION TECHNOLOGY - 9.7%
     Advanced Energy Industries*                           195,100        1,873
     Arris Group*                                          131,500        1,452
     Aspect Communications*                                 79,100          904
     Aspen Technology (A)*                                 157,800          841
     Atari*                                                403,900        1,078
     Black Box                                              25,220        1,105
     Brightpoint*                                           50,300        1,220
     BroadVision (A)*                                       67,810           58
     DocuCorp International*                               108,200          745
     Earthlink*                                            239,400        2,281
     Gerber Scientific*                                     73,200          441
     Methode Electronics                                    59,500          752
     Photronics*                                           118,500        3,181
     Storage Technology*                                    55,400        2,035
     Sybase (A)*                                           113,900        2,424
     Western Digital (A)*                                  114,200        1,712
                                                                    -----------
                                                                         22,102
                                                                    -----------
   MATERIALS - 7.2%
     Albemarle                                              39,200        1,494
     FMC (A)*                                               57,200        3,459
     Glatfelter                                             69,800          890
     Greif, Cl A (A)                                        47,900        3,018

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - (CONTINUED)
     HB Fuller                                              42,600  $     1,471
     OM Group*                                              59,000        1,382
     Quanex                                                 43,950        2,681
     Schulman A                                             63,000        1,189
     Wellman                                                84,300          703
                                                                    -----------
                                                                         16,287
                                                                    -----------
   TELECOMMUNICATIONS - 0.4%
     Commonwealth Telephone Enterprises*                     9,991          427
     Talk America Holdings*                                 62,200          544
                                                                    -----------
                                                                            971
                                                                    -----------
   UTILITIES - 4.0%
     Avista                                                 61,900        1,179
     Duquesne Light Holdings (A)                           103,200        2,002
     Nicor (A)                                              42,900        1,751
     PNM Resources                                          46,050        1,354
     UIL Holdings                                           17,900          975
     Unisource Energy                                       52,600        1,696
                                                                    -----------
                                                                          8,957
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $150,337)                                                  215,853
                                                                    -----------
--------------------------------------------------------------------------------
   MASTER NOTES (B) - 7.7%
--------------------------------------------------------------------------------
     Bank of America
       3.393%, 08/01/05                                    $ 7,500        7,500
     Bear Stearns
       3.463%, 08/03/05                                     10,000       10,000
                                                                    -----------
   TOTAL MASTER NOTES
     (Cost $17,500)                                                      17,500
                                                                    -----------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (B) (C) - 6.7%
--------------------------------------------------------------------------------
     First Tennessee Bank, MTN
       3.330%, 03/21/06                                      2,500        2,500
     General Electric, MTN
       3.364%, 03/29/06                                      5,000        5,003
     Morgan Stanley
       3.383%, 08/19/05                                      2,500        2,500
       3.370%, 07/03/06                                      2,500        2,500
     Sigma Finance
       3.330%, 07/07/06                                      2,500        2,500
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
     (Cost $15,003)                                                      15,003
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 11.2%
--------------------------------------------------------------------------------
   Bank of America
     3.360%, dated 07/29/05, matures on
     08/01/05, repurchase price $9,361,105
     (collateralized by various mortgage
     obligations, ranging in par value
     $625,004-$10,121,000, 0.00%-
     5.00%, 06/25/20-07/25/35, total
     market value $9,826,409) (B)                          $ 9,358  $     9,358
   Bear Stearns
     3.413%, dated 07/29/05, matures on
     08/01/05, repurchase price $6,001,707
     (collateralized by a commercial
     mortgage obligation, par value
     $26,250,000, 3.84%, 09/25/45, total
     market value, $6,300,000) (B)                           6,000        6,000
   Deutsche Bank
     3.270%, dated 07/29/05, matures on
     08/01/05, repurchase price $10,274,535
     (collateralized by a U.S. Government
     obligation, par value $10,634,000,
     3.00%, 11/15/07, total market
     value $10,477,618)                                     10,272       10,272
                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $25,630)                                                      25,630
                                                                    -----------
   TOTAL INVESTMENTS - 120.7%
     (Cost $208,470)                                                    273,986
                                                                    -----------

     PAYABLE UPON RETURN OF SECURITIES LOANED --
       (21.1)%                                                          (47,861)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED
       -- (0.3)%                                                           (615)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.0)%                             (78)
     OTHER ASSETS AND LIABILITIES, NET -- 0.7%@                           1,594
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES -- (20.7)%                        (46,960)
                                                                    -----------
   NET ASSETS -- 100.0%                                             $   227,026
                                                                    ===========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital (unlimited authorized -
       no par value)                                                $   149,028
     Undistributed net investment income                                    292
     Accumulated net realized gain on investments                        12,190
     Net unrealized appreciation on investments                          65,516
                                                                    -----------
   NET ASSETS                                                       $   227,026
                                                                    ===========
--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($135,230,751 / 6,915,638 SHARES)                                   $19.55
                                                                    ===========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($54,885,043 / 2,856,399 SHARES)                                    $19.21
                                                                    ===========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($19.21 / 94.5%)                                     $20.33
                                                                    ===========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($15,753,109 / 851,208 SHARES)                                      $18.51
                                                                    ===========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($21,157,025 / 1,147,666 SHARES)                                    $18.43
                                                                    ===========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
  SECTORS ARE UTILIZED FOR REPORTING.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED
  PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 IS
    $46,151,828.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
CL -- CLASS
MTN -- MEDIUM TERM NOTE

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.5%
--------------------------------------------------------------------------------
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                                     $1,000  $     1,043
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                        460          511
     Brentwood, Unified School District,
       Ser B, GO, FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                        410          437
     Burlingame, Elementary School District,
       GO, FSA Insured
       5.250%, 07/15/16                                        795          896
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds, Ser A,
       RB, FGIC Insured
       5.000%, 02/01/14                                      2,000        2,197
     California State, Department of Water
       Resources Power Supply, Ser A,
       RB, AMBAC Insured
       Callable 05/01/12 @ 101
       5.500%, 05/01/15                                      1,225        1,367
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser J-2, RB
       6.000%, 12/01/06                                      1,400        1,460
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Q, ETM, RB
       6.000%, 12/01/09                                        215          240
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Q, RB
       6.000%, 12/01/07                                      1,500        1,603
       6.000%, 12/01/09                                        285          317
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser W, RB, FSA Insured
       5.500%, 12/01/14                                      1,315        1,507
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                      1,000        1,095

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                     $1,560  $     1,652
     California State, Educational Facilities
       Authority, Stanford University,
       Ser P, RB
       5.250%, 12/01/13                                        800          899
     California State, Educational Facilities
       Authority, Stanford University,
       Ser R, RB
       5.000%, 11/01/11                                        610          667
     California State, GO
       7.000%, 08/01/07                                      1,000        1,078
       6.250%, 04/01/08                                      1,000        1,078
       6.250%, 09/01/08                                        695          758
     California State, GO, AMBAC Insured
       6.500%, 09/01/06                                      1,000        1,040
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                      1,000        1,060
     California State, Public Works Board
       Lease, Various University of California
       Projects, Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                                      1,000        1,065
     Central Coast, Water Authority,
       Water Project Regional Facilities,
       Ser A, RB, AMBAC Insured
       Callable 10/01/06 @ 102
       5.000%, 10/01/07                                      2,250        2,351
     Chaffey, Unified High School District,
       GO, FGIC Insured
       5.000%, 08/01/15                                      1,000        1,104
     Coast Community College, Coastline
       Community College Center Project,
       COP, MBIA Insured
       Callable 02/01/06 @ 102
       5.500%, 02/01/11                                        640          661
       5.200%, 02/01/08                                        500          516
     Coast Community College, GO, MBIA Insured
       5.250%, 08/01/15                                      1,000        1,125
     Conejo Valley, Unified School District, GO
       5.000%, 08/01/09                                      1,250        1,333
     Contra Costa County, Merrithew
       Memorial Hospital Project,
       COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                                      2,160        2,306
       5.200%, 11/01/09                                      2,000        2,132

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, ETM, RB
       Callable 09/06/05 @ 100
       6.875%, 03/01/07                                     $  340  $       354
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       6.000%, 03/01/09                                      1,000        1,099
     Cupertino, Unified School District,
       GO, FSA Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/13                                        595          653
     East Bay, Municipal Utility District,
       Water System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                        500          550
       5.250%, 06/01/14                                      1,250        1,372
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                      2,500        2,745
       5.375%, 07/01/17                                      2,410        2,639
       5.250%, 07/01/12                                        300          328
       5.250%, 07/01/13                                      1,000        1,095
     Escondido, Unified High School District,
       ETM, GO, MBIA Insured
       Callable 11/01/06 @ 102
       5.600%, 11/01/09                                      1,000        1,052
     Escondido, Unified School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/07 @ 102
       5.000%, 09/01/08                                        500          530
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                                        250          280
     Fremont, Unified High School District,
       Ser B, ETM, GO
       5.000%, 09/01/10                                        600          651
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                        500          527
     Glendale, Unified School District,
       Ser B, GO, FSA Insured
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                                        670          706
     Hollister, Redevelopment Agency,
       Community Development Project,
       TA, AMBAC Insured
       Callable 10/01/07 @ 102
       5.000%, 10/01/08                                        740          785

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Joshua Basin-Hi Desert Financing Authority,
       Water District Project, RB, AMBAC Insured
       4.900%, 05/01/09                                     $  465  $       498
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                                        500          528
     Livermore-Amador Valley, Water
       Management Authority,
       Ser A, RB, AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                                        750          819
       5.000%, 08/01/13                                        400          432
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       A-1st Ser, Ser B, RB, FSA Insured
       5.250%, 07/01/11                                      1,550        1,709
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Ser, Ser A, RB, AMBAC Insured
       5.500%, 07/01/10                                      1,050        1,161
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Ser, Ser A, RB, FGIC Insured
       5.000%, 07/01/10                                      2,000        2,166
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                      1,710        1,871
       5.250%, 07/01/11                                      3,485        3,843
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/13                                      2,025        2,218
     Los Angeles, Department of Water & Power,
       Ser B, RB, MBIA Insured
       5.000%, 07/01/13                                        430          473
     Los Angeles, Los Angeles County Public
       Works, RB, Ser A
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                                      1,225        1,302
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                                        600          651
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/11                                        250          276
     Los Angeles, Unified School District,
       GO, MBIA Insured
       5.500%, 07/01/12                                        755          849
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                                      1,300        1,377
       6.000%, 07/01/10                                        850          957
       6.000%, 07/01/11                                      1,385        1,579

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/10                                     $2,000  $     2,210
     Los Angeles, Unified School District,
       Ser E, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/12                                      1,390        1,570
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                      1,145        1,274
     Los Gatos-Saratoga, Joint Unified High
       School, Ser B, GO
       Prerefunded @ 101 (A)
       4.750%, 12/01/10                                        365          396
       4.600%, 12/01/10                                        875          942
     M-S-R Public Power Authority,
       San Juan Project, Ser I, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.000%, 07/01/14                                      2,440        2,615
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC Insured
       Callable 06/01/10 @ 102
       4.650%, 06/01/11                                        520          553
     Merced County, Construction & Equipment
       Project, CSAC Lease, ETM, COP, FSA Insured
       Callable 09/02/05 @ 100
       6.000%, 10/01/05                                        640          644
     Metropolitan, Water District of
       Southern California, Ser A, ETM, RB
       5.250%, 07/01/11                                        380          420
     Metropolitan, Water District of
       Southern California, Ser A, RB
       5.250%, 07/01/11                                      1,045        1,147
     Metropolitan, Water District of
       Southern California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                      2,185        2,425
     Metropolitan, Water District of
       Southern California, Ser B,
       RB, MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                                      1,080        1,126
     Metropolitan, Water District of
       Southern California, Ser C, RB
       Callable 01/01/07 @ 102
       6.000%, 07/01/07                                      1,900        2,010

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Metropolitan, Water District of
       Southern California, Waterworks Project,
       Ser B, GO
       4.000%, 03/01/11                                     $1,000  $     1,034
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 08/01/06 @ 102
       5.600%, 08/01/10                                        500          523
       5.400%, 08/01/08                                        700          731
     North Orange County, Community
       College District, GO, MBIA Insured
       5.000%, 08/01/15                                      1,000        1,104
     Norwalk, La Mirada Unified School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                      1,800        1,991
     Oak Park, Unified School District,
       GO, MBIA Insured
       5.250%, 05/01/08                                      1,250        1,328
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                                      2,000        2,127
       5.500%, 02/15/10                                      1,200        1,318
       5.500%, 02/15/11                                        250          277
     Orange County, Water District,
       Ser A, COP, MBIA Insured
       Callable 08/15/07 @ 101
       4.875%, 08/15/10                                      1,000        1,045
     Paramount, Unified School District,
       GO, FSA Insured
       5.000%, 09/01/15                                      1,000        1,105
     Port Oakland, Ser M, RB, FGIC Insured
       Callable 11/01/12 @ 100
       5.250%, 11/01/13                                      1,000        1,104
     Redwood City, Elementary School District,
       GO, FGIC Insured
       5.500%, 08/01/10                                      1,140        1,262
       5.500%, 08/01/14                                        900        1,027
     Riverside County, Transportation
       Commission, Sales Tax Revenue,
       Ser A, RB, AMBAC Insured
       5.750%, 06/01/09                                        740          813
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 09/02/05 @ 100
       5.750%, 11/15/08                                        570          573

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

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

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STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Sacramento, Municipal Utility District,
       Ser O, RB, MBIA Insured
       5.250%, 08/15/10                                     $  500  $       548
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                                      1,585        1,739
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       Callable 08/15/13 @ 100
       5.000%, 08/15/16                                      1,000        1,081
     San Bernardino County, Community
       College District, GO, FSA Insured
       5.000%, 08/01/15                                      1,000        1,104
     San Bernardino County, Transportation
       Authority, Ser A, ETM, RB, FGIC Insured
       Callable 09/02/05 @ 100
       6.000%, 03/01/06                                        355          362
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       Callable 03/01/08 @ 101
       5.000%, 03/01/09                                      1,000        1,060
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                      2,000        2,257
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       4.500%, 02/01/09                                      1,025        1,075
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       Callable 02/01/09 @ 101
       5.000%, 02/01/11                                      1,130        1,208
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       Callable 04/01/06 @ 102
       5.000%, 04/01/08                                      1,500        1,551
     San Diego, Public Facilities Financing
       Authority, RB, FGIC Insured
       6.000%, 05/15/06                                        800          821
       6.000%, 05/15/07                                      2,000        2,113
     San Diego, Public Facilities Financing
       Authority, RB, MBIA Insured
       Callable 08/01/12 @ 100
       5.000%, 08/01/14                                      1,000        1,083

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                     $1,000  $     1,042
     San Francisco City & County, Public
       Utilities Commission, Water Revenue,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                      1,000        1,088
       5.000%, 11/01/11                                      1,500        1,641
     San Francisco City & County, Public
       Utilities Commission, Water Revenue,
       Ser B, RB, MBIA Insured
       Callable 11/01/12 @ 100
       5.000%, 11/01/15                                      1,250        1,349
     San Francisco, Bay Area Rapid Transit
       District, RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                                      1,150        1,260
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                                      1,000        1,045
     San Joaquin County, Delta Community
       College District, Election 2004,
       Ser A, GO, FSA Insured
       4.500%, 08/01/15                                      1,000        1,062
     San Jose, Financing Authority,
       Convention Center Project, Ser F, RB,
       MBIA Insured
       4.250%, 09/01/11                                      1,765        1,855
     San Jose, Libraries & Parks Project, GO
       4.750%, 09/01/09                                      1,000        1,062
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       ETM, TA, MBIA Insured
       6.000%, 08/01/08                                        690          751
       6.000%, 08/01/09                                        500          555
       6.000%, 08/01/10                                        330          373
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, AMBAC Insured
       Callable 08/01/08 @ 102
       5.000%, 08/01/09                                      1,500        1,603
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, MBIA Insured
       6.000%, 08/01/08                                      1,410        1,529
       6.000%, 08/01/09                                      1,000        1,106
       6.000%, 08/01/10                                        670          752

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Jose, Unified School District,
       Ser B, GO, MBIA Insured
       Callable 08/01/08 @ 102
       4.000%, 08/01/09                                     $  800  $       828
     San Juan, Unified School District,
       GO, FSA Insured
       5.250%, 08/01/08                                        500          534
       5.250%, 08/01/10                                      1,150        1,260
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                      2,000        2,252
     San Mateo, Unified High School District,
       Ser A, GO, FGIC Insured
       Prerefunded @100 (A)
       5.375%, 09/01/11                                      2,195        2,446
     San Ramon Valley, Unified School District,
       GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                      1,000        1,099
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, ETM, RB
       6.400%, 12/15/10                                        465          511
     Santa Maria, JT. Unified High School District,
       Ser A, GO, FSA Insured
       5.500%, 08/01/15                                        510          584
     Solano County, Community College,
       Ser A, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                      1,865        2,063
     South Orange County, Public Financing
       Authority, Foothill Area,
       Ser C, RB, FGIC Insured
       7.500%, 08/15/07                                      1,000        1,090
     South Placer, Waste Water Authority,
       Ser A, RB, FGIC Insured
       4.500%, 11/01/10                                      1,000        1,064
     Southern California, Public Power Authority,
       Ser A, RB, FSA Insured
       5.375%, 01/01/09                                      1,610        1,730
     Turlock, Irrigation District, Ser A, RB,
       MBIA Insured
       6.000%, 01/01/08                                      1,425        1,526
       6.000%, 01/01/11                                        500          565

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Upland, Community Redevelopment Agency,
       Merged Project, Ser A, TA, AMBAC Insured
       Callable 09/01/08 @ 102
       4.200%, 09/01/09                                     $  860  $       896
     West Basin, Municipal Water District,
       1992 Project, Ser A, COP, AMBAC Insured
       Callable 08/01/07 @ 101
       5.000%, 08/01/08                                        425          447
     West Hollywood, COP, MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                                        665          698
     Wiseburn, School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       4.900%, 08/01/10                                        500          540
       4.500%, 08/01/10                                        330          350
                                                                    -----------
     TOTAL MUNICIPAL BONDS
       (Cost $155,241)                                                  160,825
                                                                    -----------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     BlackRock Provident California Tax Free
       Money Market                                        709,906          710
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $710)                                                          710
                                                                    -----------
   TOTAL INVESTMENTS - 98.9%
     (Cost $155,951)                                                    161,535
                                                                    -----------
     PAYABLE FOR FUND SHARES REDEEMED -- (0.2)%                            (357)
     OTHER ASSETS AND LIABILITIES, NET -- 1.3%@                           2,196
                                                                    -----------
   OTHER ASSETS AND LIABILITIES -- 1.1%                                   1,839
                                                                    -----------
   NET ASSETS -- 100.0%                                             $   163,374
                                                                    ===========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                        $   156,341
     Undistributed net investment income                                    186
     Accumulated net realized gain on investments                         1,263
     Net unrealized appreciation on investments                           5,584
                                                                    -----------
   NET ASSETS                                                       $   163,374
                                                                    ===========

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

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

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STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($102,058,622 / 10,082,731 SHARES)                                  $10.12
                                                                    ===========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (B)
     ($54,029,892 / 5,359,398 SHARES)                                    $10.08
                                                                    ===========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.08 / 97.75%)                                    $10.31
                                                                    ===========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (B)
     ($6,356,911 / 630,837 SHARES)                                       $10.08
                                                                    ===========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (B)
     ($928,082 / 92,239 SHARES)                                          $10.06
                                                                    ===========
--------------------------------------------------------------------------------
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED
  PAYABLES.
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 100.8%
--------------------------------------------------------------------------------
   ARIZONA - 7.2%
     Arizona State, Transportation Board
       & Highway Revenue, Ser A, RB
       Callable 07/01/12 @ 102
       5.250%, 07/01/17                                     $1,000    $   1,109
     Mesa, Street & Highway Authority, RB,
       FSA Insured
       6.500%, 07/01/10                                        750          841
     Phoenix, GO, Prerefunded @ 101 (A)
       5.000%, 07/01/09                                      2,370        2,551
     Phoenix, Ser A, GO
       6.250%, 07/01/17                                      1,000        1,226
     Tempe, Unified High School District,
       Ser B, GO, FGIC Insured
       5.125%, 07/01/07                                      1,000        1,041
                                                                      ---------
                                                                          6,768
                                                                      ---------
   CALIFORNIA - 14.7%
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                      1,000        1,099
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                        500          548
     California State, Department of Water
       Resources, Ser X, RB, FGIC Insured
       5.500%, 12/01/15                                        600          690
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                      1,000        1,059
     California State, GO, AMBAC Insured
       5.500%, 10/01/09                                      2,000        2,189
     California State, GO, FGIC Insured
       5.750%, 02/01/11                                      1,100        1,230
     Contra Costa, Water District, Ser E, RB,
       AMBAC Insured
       6.250%, 10/01/12                                      1,000        1,124
     East Bay, Municipal Utility District, Water
       System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                        800          880

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                     $  620    $     681
     Elsinore Valley, Municipal Water District,
       COP, FGIC Insured
       5.375%, 07/01/18                                        500          569
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/12                                        375          417
     San Jose, Redevelopment Agency, ETM,
       TA, MBIA Insured
       6.000%, 08/01/15                                        330          395
     San Jose, Redeveopment Agency, TA,
       MBIA Insured
       6.000%, 08/01/15                                        670          789
     San Ramon Valley, Unified School District,
       GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                      1,670        1,835
     Southern California Public Power
       Authority, Hydroelectric Power,
       Ser A, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.250%, 10/01/12                                        245          268
                                                                      ---------
                                                                         13,773
                                                                      ---------
   COLORADO - 1.5%
     Denver City & County, Ser A, GO
       5.250%, 08/01/06                                      1,000        1,024
     Regional Transportation District, Sales Tax,
       Ser B, RB, AMBAC Insured
       5.250%, 11/01/12                                        350          387
                                                                      ---------
                                                                          1,411
                                                                      ---------
   DELAWARE - 1.5%
     Delaware River & Bay Authority,
       RB, FGIC Insured
       Callable 01/01/06 @ 102
       5.000%, 01/01/07                                      1,340        1,379
                                                                      ---------
   FLORIDA - 2.1%
     Florida State, Board of Education, Public
       Education Capital Outlay, Ser A, GO
       5.000%, 06/01/08                                      1,300        1,369
     Jacksonville, Local Government, Sales Tax
       Revenue, RB, FGIC Insured
       5.500%, 10/01/13                                        500          565
                                                                      ---------
                                                                          1,934
                                                                      ---------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

60                               1.800.433.6884

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

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STATEMENT OF NET ASSETS
JULY 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   GEORGIA - 4.1%
     Atlanta, Water & Wastewater Revenue,
       Ser A, RB, FGIC Insured
       5.500%, 11/01/13                                     $1,000    $   1,131
     Georgia State, Ser E, GO
       5.250%, 02/01/09                                      2,525        2,704
                                                                      ---------
                                                                          3,835
                                                                      ---------
   HAWAII - 5.8%
     Hawaii County, Ser A, GO, FGIC Insured
       Callable 07/15/11 @ 100
       5.500%, 07/15/13                                        635          701
     Hawaii State, Highway Revenue,
       Ser B, RB, FSA Insured
       5.000%, 07/01/15                                      1,000        1,101
     Hawaii State, Ser CS, GO, MBIA Insured
       5.000%, 04/01/08                                      1,000        1,049
     Honolulu City & County, Ser A, GO,
       FSA Insured
       Prerefunded @ 100 (A) (C)
       5.375%, 09/01/11                                      1,000        1,109
     Kauai County, Ser A, GO, MBIA Insured
       Callable 08/01/11 @ 100
       5.625%, 08/01/13                                        500          557
     Maui County, Ser A, GO, FGIC Insured
       5.250%, 03/01/07                                        950          984
                                                                      ---------
                                                                          5,501
                                                                      ---------
   ILLINOIS - 6.4%
     Chicago, O'Hare International Airport,
       2nd Lien, Ser C, RB, MBIA Insured
       5.000%, 01/01/08                                      1,000        1,043
       5.000%, 01/01/10                                      1,000        1,066
     Cook County, Ser A, GO, FGIC Insured
       Callable 11/15/08 @ 101
       4.500%, 11/15/09                                      1,000        1,047
     Du Page & Will Counties, Community
       School District, Ser B, GO, FGIC Insured
       5.000%, 12/30/07                                      2,700        2,820
                                                                      ---------
                                                                          5,976
                                                                      ---------
   MASSACHUSETTS - 4.6%
     Massachusetts State, Consolidated Loan,
       Ser A, GO, AMBAC Insured
       Prerefunded @ 101 (A)
       5.000%, 03/01/07                                      1,000        1,043
     Massachusetts State, Consolidated Loan,
       Ser C, GO
       5.250%, 08/01/08                                      1,000        1,059

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MASSACHUSETTS - (CONTINUED)
     Massachusetts State, School Building
       Authority, Ser A, RB, FSA Insured (B)
       5.000%, 08/15/14                                     $1,000    $   1,100
     Massachusetts State, Water Resources
       Authority, Ser A, RB, MBIA Insured
       5.250%, 08/01/16                                      1,000        1,125
                                                                      ---------
                                                                          4,327
                                                                      ---------
   MICHIGAN - 2.2%
     Huron Valley, School District, GO,
       FGIC Insured
       4.350%, 05/01/08                                      1,000        1,034
     Michigan State, GO
       Callable 12/01/05 @ 102
       5.125%, 12/01/06                                      1,000        1,027
                                                                      ---------
                                                                          2,061
                                                                      ---------
   MINNESOTA - 1.1%
     Minneapolis, Ser B, GO
       Callable 09/01/05 @ 100
       5.050%, 09/01/06                                      1,000        1,002
                                                                      ---------
   MISSOURI - 0.8%
     Kansas City, Streetlight Project, Ser B, GO
       Callable 02/01/07 @ 101
       6.000%, 02/01/08                                        750          790
                                                                      ---------
   NEBRASKA - 1.1%
     Omaha Public Power District,
       Electric Revenue, Ser D, RB
       5.000%, 02/01/07                                      1,000        1,029
                                                                      ---------
   NEVADA - 1.5%
     Clark County, School District,
       Ser A, GO, FSA Insured
       Callable 12/15/12 @ 103
       5.500%, 06/15/16                                        500          570
     Las Vegas, Water District Revenue,
       Ser B, GO, MBIA Insured
       Callable 12/01/12 @ 100
       5.250%, 06/01/14                                        300          331
     Nevada State, Capital Improvements,
       Ser A, GO, MBIA Insured
       Callable 05/01/12 @ 100
       5.000%, 11/01/16                                        500          536
                                                                      ---------
                                                                          1,437
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - 2.4%
     New Jersey State, Ser L, GO,
       AMBAC Insured
       5.250%, 07/15/16                                     $1,000    $   1,124
     New Jersey State, Transportation Trust
       Fund Authority, Ser C, RB, MBIA Insured
       5.250%, 06/15/15                                      1,000        1,112
                                                                      ---------
                                                                          2,236
                                                                      ---------
   NEW YORK - 2.3%
     New York State Thruway Authority,
       Highway & Board, Ser B, RB,
       FGIC Insured
       5.000%, 04/01/08                                      1,000        1,050
     New York State, Ser M, GO, FSA Insured
       5.000%, 04/01/15                                      1,000        1,093
                                                                      ---------
                                                                          2,143
                                                                      ---------
   OREGON - 10.0%
     Chemeketa, Community College
       District, ETM, GO, FGIC Insured
       5.500%, 06/01/12                                      1,060        1,192
     Jackson County, Juvenile Services Center,
       GO, FSA Insured
       5.000%, 06/01/10                                      1,000        1,077
     McMinnville, School District No. 40,
       GO, FSA Insured
       5.000%, 06/15/11                                      1,620        1,759
     Portland, Sewer Systems,
       Ser A, RB, FGIC Insured
       Callable 06/01/07 @ 100
       5.000%, 06/01/08                                      2,000        2,073
     Washington County, School District
       Authority, No. 15, GO, FSA Insured
       5.000%, 06/15/14                                      1,000        1,100
     Washington, Multnomah & Yamill Counties,
       School District Authority, GO, MBIA Insured
       5.000%, 06/01/11                                      1,000        1,085
     Yamhill County, School District Authority,
       No. 29J, GO, FGIC Insured
       5.250%, 06/15/16                                      1,000        1,120
                                                                      ---------
                                                                          9,406
                                                                      ---------
   PENNSYLVANIA - 2.6%
     Pennsylvania State, First Ser, GO,
       MBIA Insured
       5.000%, 06/01/09                                      1,100        1,173
     Pennsylvania State, Second Ser, GO
       5.250%, 10/01/09                                      1,155        1,246
                                                                      ---------
                                                                          2,419
                                                                      ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TENNESSEE - 1.1%
     Johnson City, Water & Sewer System, GO,
       FGIC Insured
       5.250%, 06/01/08                                     $1,000    $   1,059
                                                                      ---------
   TEXAS - 5.6%
     Houston, Water & Sewer System Revenue,
       Ser A, RB, FSA Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/11                                        680          751
     Texas State, University Systems, Revenue
       Financing System, RB, FSA Insured
       Callable 03/15/10 @ 100
       4.800%, 03/15/11                                      1,170        1,233
     University of Texas, Revenue Financing
       System, Ser B, RB
       5.250%, 08/15/06                                      2,000        2,050
     University of Texas, Revenue Financing
       System, Ser B, RB
       Prerefunded @ 102 (A)
       4.800%, 08/15/06                                      1,200        1,248
                                                                      ---------
                                                                          5,282
                                                                      ---------
   UTAH - 1.7%
     Utah State, Board Regents Auxiliary
       & Campus Facilities Revenue,
       Ser A, RB, MBIA Insured
       Callable 04/01/15 @ 100 (B)
       5.000%, 04/01/17                                      1,500        1,627
                                                                      ---------
   VIRGINIA - 1.1%
     Virginia State, Northern Virginia
       Transportation Board, Ser A, RB
       Callable 05/15/06 @ 101
       5.000%, 05/15/08                                      1,000        1,026
                                                                      ---------
   WASHINGTON - 15.9%
     CDP--King County III, Lease Revenue
       Authority, King Street Center Project,
       RB, MBIA Insured
       Callable 06/01/07 @ 101
       5.000%, 06/01/09                                      1,000        1,046
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/09                                      1,125        1,180
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/07                                      1,610        1,694

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

62                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
     King County, School District No. 408,
       GO, AMBAC Insured
       6.000%, 12/01/08                                     $1,000    $   1,088
     King County, School District No. 410,
       GO, FGIC Insured
       5.500%, 12/01/10                                      1,285        1,352
     Pierce County, GO, AMBAC Insured
       Callable 08/01/15 @ 100
       5.125%, 08/01/16                                      1,000        1,102
     Port of Seattle, Ser A, RB, FGIC Insured
       6.000%, 10/01/06                                      1,000        1,036
     Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                      2,000        2,205
     Seattle, Municipal Light & Power Revenue
       Authority, Ser B, RB, MBIA Insured
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                      1,000        1,048
     Skagit County, School District No. 103,
       GO, FGIC Insured
       6.250%, 12/01/06                                      1,000        1,044
       6.250%, 12/01/07                                      1,000        1,072
     Washington State, Ser A, GO
       Prerefunded @ 100 (A)
       5.750%, 07/01/06                                      1,000        1,027
                                                                      ---------
                                                                         14,894
                                                                      ---------
   WISCONSIN - 3.5%
     Milwaukee, Metropolitan Sewage District,
       Ser A, GO
       5.500%, 10/01/08                                      2,000        2,140
     Wisconsin State, Ser 2, GO
       5.125%, 11/01/08                                      1,125        1,193
                                                                      ---------
                                                                          3,333
                                                                      ---------
     TOTAL MUNICIPAL BONDS
       (Cost $91,524)                                                    94,648
                                                                      ---------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market                               831,161          831
                                                                      ---------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $831)                                                          831
                                                                      ---------
   TOTAL INVESTMENTS - 101.7%
     (Cost $92,355)                                                      95,479
                                                                      ---------

--------------------------------------------------------------------------------
Description                                                         Value (000)*
--------------------------------------------------------------------------------
     PAYABLE FOR WHEN-ISSUED INVESTMENT SECURITIES
       PURCHASED -- (2.9)%                                            $  (2,730)
     OTHER ASSETS AND LIABILITIES, NET - 1.2%@                            1,157
                                                                      ---------
   TOTAL OTHER ASSETS AND LIABILITIES - (1.7)%                           (1,573)
                                                                      ---------
   NET ASSETS -- 100.0%                                               $  93,906
                                                                      =========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                          $  90,146
     Undistributed net investment income                                    178
     Accumulated net realized gain on investments                           458
     Net unrealized appreciation on investments                           3,124
                                                                      ---------
   NET ASSETS                                                         $  93,906
                                                                      =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($90,137,520 / 8,008,753 SHARES)                                    $11.25
                                                                      =========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($3,718,979 / 330,535 SHARES)                                       $11.25
                                                                      =========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($11.25 / 97.75%)                                    $11.51
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($49,799 / 4,351 SHARES)                                            $11.44
                                                                      =========
--------------------------------------------------------------------------------
* VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED
  PAYABLES.
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS.
(C) SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR WHEN-ISSUED SECURITIES.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE
    (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CDP -- CENSUS DESIGNATED PLACE
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            63

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 50.4%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.1%
     Continental Cablevision
       9.500%, 08/01/13                                   $  4,500    $   4,713
     Hertz
       6.625%, 05/15/08                                      8,200        8,169
     News America Holdings
       7.750%, 02/01/24                                      1,000        1,179
     Staples
       7.125%, 08/15/07                                      4,000        4,200
     TCI Communications
       6.875%, 02/15/06                                      5,000        5,069
     Time Warner
       7.480%, 01/15/08                                      7,100        7,544
     Time Warner Entertainment (A)
       8.375%, 03/15/23                                      5,000        6,265
     Walt Disney, MTN
       5.620%, 12/01/08                                      6,500        6,508
                                                                      ---------
                                                                         43,647
                                                                      ---------
   CONSUMER STAPLES - 0.6%
     Safeway
       7.500%, 09/15/09                                      2,468        2,678
                                                                      ---------
   ENERGY - 2.6%
     ConocoPhillips
       7.125%, 03/15/28                                      3,000        3,206
     El Paso CGP
       9.625%, 05/15/12                                      2,000        2,230
     Pemex Project
       9.125%, 10/13/10                                      5,000        5,835
     Union Oil of California
       9.125%, 02/15/06                                      1,000        1,023
                                                                      ---------
                                                                         12,294
                                                                      ---------
   FINANCIALS - 17.2%
     Associates
       6.950%, 11/01/18                                      4,000        4,670
     Bank of America
       5.250%, 02/01/07                                      5,600        5,681
     Bank One
       6.000%, 08/01/08                                        500          520
     Bear Stearns, MTN (B) (C)
       3.411%, 01/12/06                                      5,000        5,005
     Citicorp
       6.750%, 08/15/05                                      4,075        4,080
     First Tennessee Bank, MTN (B) (C)
       3.330%, 03/21/06                                      5,000        5,000

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     FleetBoston Financial
       7.125%, 04/15/06                                   $    500    $     510
     GE Global Insurance
       7.750%, 06/15/30                                      5,000        5,686
     HSBC Bank USA
       3.875%, 09/15/09                                      4,200        4,082
     John Hancock Financial Services
       5.625%, 12/01/08                                      5,000        5,159
     Mellon Bank
       7.000%, 03/15/06                                      4,945        5,025
     Morgan Stanley
       6.750%, 04/15/11                                      5,500        5,987
     Morgan Stanley (B) (C)
       3.393%, 08/19/05                                      5,000        5,000
       3.383%, 08/19/05                                      5,000        5,000
     Popular
       6.750%, 12/15/05                                      2,000        2,017
     Sigma Finance (B) (C)
       3.330%, 07/07/06                                      5,000        5,000
     U.S. Bancorp
       6.875%, 09/15/07                                      7,500        7,866
     Wells Fargo Capital I
       7.960%, 12/15/26                                      1,000        1,076
     Wells Fargo, MTN, Ser J
       6.550%, 12/01/06                                      5,600        5,761
                                                                      ---------
                                                                         83,125
                                                                      ---------
   FOREIGN GOVERNMENTS - 0.6%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                      1,125        1,550
     Province of Saskatchewan
       9.375%, 12/15/20                                      1,000        1,471
                                                                      ---------
                                                                          3,021
                                                                      ---------
   HEALTH CARE - 1.1%
     HCA
       7.875%, 02/01/11                                      5,000        5,475
                                                                      ---------
   INDUSTRIALS - 7.5%
     AMR
       10.000%, 04/15/21                                       250          170
     Continental Airlines, Ser 98-1B
       6.748%, 03/15/17                                      2,827        2,296
     General Electric (A)
       5.000%, 02/01/13                                      5,000        5,059
     General Motors, Ser 91-A2
       8.950%, 07/02/09                                      1,389        1,448
     McDonnell Douglas
       6.875%, 11/01/06                                      4,125        4,249

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

64                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
     Raytheon
       6.150%, 11/01/08                                   $  4,950    $   5,160
     Tyco International
       7.200%, 10/15/08                                      9,000        9,641
     Waste Management
       7.000%, 10/15/06                                      7,800        8,027
                                                                      ---------
                                                                         36,050
                                                                      ---------
   INFORMATION TECHNOLOGY - 1.2%
     International Business Machines
       6.500%, 01/15/28                                      5,000        5,775
                                                                      ---------
   MATERIALS - 0.3%
     Potash
       7.125%, 06/15/07                                      1,500        1,566
                                                                      ---------
   REAL ESTATE INVESTMENT TRUST - 2.3%
     Boston Properties
       5.000%, 06/01/15                                      5,500        5,368
     EOP Operating (A)
       6.800%, 01/15/09                                      5,500        5,816
                                                                      ---------
                                                                         11,184
                                                                      ---------
   TELECOMMUNICATIONS - 2.2%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                                      2,980        3,688
     New England Telephone & Telegraph
       7.875%, 11/15/29                                      5,625        6,894
                                                                      ---------
                                                                         10,582
                                                                      ---------
   UTILITIES - 5.7%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                                      2,224        2,313
     Baltimore Gas & Electric, MTN, Ser G
       5.780%, 10/01/08                                      4,000        4,115
     Consolidated Edison of New York, Ser G
       7.000%, 03/01/29                                      1,250        1,333
     FPL Group Capital
       7.625%, 09/15/06                                      5,000        5,175
     Kinder Morgan (A)
       7.250%, 03/01/28                                      5,600        6,573
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                      2,500        2,853
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                      5,000        4,936
                                                                      ---------
                                                                         27,298
                                                                      ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $233,286)                                                  242,695
                                                                      ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 30.2%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                   $  1,730    $   1,783
       6.000%, 10/01/09                                      2,252        2,309
       6.000%, 06/01/13                                      2,417        2,496
       6.000%, 09/01/13                                      2,152        2,222
       6.000%, 09/01/17                                      5,268        5,440
       6.000%, 11/01/17                                      1,490        1,539
       5.500%, 03/01/17                                      1,379        1,407
       4.000%, 04/01/18                                      6,244        6,028
       4.000%, 06/01/19                                     13,456       12,980
     FHLMC CMO REMIC, Ser 1531, Cl H
       6.000%, 04/15/08                                        743          745
     FHLMC CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                                      2,000        2,095
     FHLMC CMO REMIC, Ser 2663, Cl QK
       3.500%, 04/15/17                                      7,253        7,209
     FNMA
       8.500%, 05/01/25                                         50           55
       8.000%, 08/01/24                                          8            9
       8.000%, 09/01/24                                          1            1
       8.000%, 07/01/26                                         61           66
       8.000%, 06/01/30                                         45           48
       7.500%, 12/01/26                                        387          413
       7.000%, 02/01/09                                        846          868
       7.000%, 12/01/10                                      1,886        1,952
       7.000%, 05/01/30                                        106          112
       6.500%, 12/01/07                                        143          146
       6.500%, 04/01/14                                      1,343        1,397
       6.500%, 03/01/24                                         89           92
       6.500%, 01/01/26                                        166          173
       6.500%, 05/01/26                                         73           76
       6.500%, 01/01/28                                         41           43
       6.500%, 03/01/28                                         65           68
       6.500%, 04/01/28                                        356          369
       6.500%, 01/01/29                                      1,426        1,480
       6.500%, 06/01/29                                      1,677        1,739
       6.500%, 07/01/29                                        795          825
       6.500%, 08/01/29                                        379          394
       6.500%, 05/01/30                                      1,066        1,106
       6.000%, 05/01/09                                         62           64
       6.000%, 09/01/10                                        182          186
       6.000%, 05/01/11                                        150          155
       6.000%, 01/01/12                                        109          113
       6.000%, 03/01/13                                        265          274
       6.000%, 08/01/14                                      6,240        6,450
       6.000%, 10/01/16                                      1,792        1,851
       6.000%, 11/01/17                                      4,130        4,268
       6.000%, 12/01/27                                        138          142

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           65

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
--------------------------------------------------------------------------------
     FNMA - (continued)
       6.000%, 07/01/28                                   $    714    $     731
       6.000%, 08/01/28                                        184          188
       6.000%, 10/01/28                                        535          548
       6.000%, 12/01/28                                      3,628        3,716
       5.500%, 01/01/17                                        935          955
       5.500%, 02/01/17                                        622          635
       5.500%, 12/01/17                                      4,564        4,657
       5.500%, 04/01/35                                      4,898        4,925
       5.000%, 01/01/09                                      1,665        1,674
       5.000%, 11/01/17                                      5,662        5,681
       5.000%, 02/01/18                                      5,870        5,888
       4.500%, 04/01/18                                     31,222       30,753
     FNMA CMO REMIC, Ser 1993-140, Cl H
       6.500%, 03/25/13                                        313          315
     FNMA CMO REMIC, Ser 2003-25, Cl CD
       3.500%, 03/25/17                                      8,161        7,945
     GNMA
       8.000%, 04/15/17                                         43           46
       8.000%, 05/15/17                                         21           22
       8.000%, 11/15/26                                        550          594
       8.000%, 12/15/26                                        168          181
       7.500%, 05/15/23                                        180          194
       7.500%, 01/15/24                                        132          141
       7.500%, 02/15/24                                        122          130
       7.500%, 09/15/25                                         45           49
       7.500%, 02/15/27                                         32           34
       7.500%, 06/15/27                                         58           62
       7.500%, 07/15/27                                         18           19
       7.500%, 08/15/27                                        100          106
       7.000%, 01/15/24                                         61           65
       7.000%, 04/15/24                                         87           92
       6.500%, 06/15/23                                        197          206
       6.500%, 12/15/23                                        155          163
       6.500%, 01/15/24                                         37           39
       6.500%, 02/15/24                                        142          149
       6.500%, 10/15/25                                         64           67
       6.500%, 04/15/26                                        125          131
       6.500%, 01/15/29                                        491          513
       6.500%, 05/15/29                                      1,448        1,515
       6.500%, 06/15/29                                        122          128
       6.500%, 11/15/29                                         22           23
       6.000%, 07/15/28                                        304          313
       6.000%, 08/15/28                                        197          203
       6.000%, 09/15/28                                        767          791
                                                                      ---------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $145,670)                                                  145,775
                                                                      ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 13.9%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.750%, 08/15/20                                   $  3,300    $   4,818
       8.125%, 08/15/19                                     12,500       17,192
       7.250%, 05/15/16                                     16,100       20,062
       7.125%, 02/15/23                                      4,000        5,236
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                     18,382       19,811
                                                                      ---------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $59,458)                                                    67,119
                                                                      ---------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 6.4%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                     15,000       14,972
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                      7,000        7,344
     Pacific Gas, Ser 1997-1, Cl A7
       6.420%, 09/25/08                                      3,498        3,547
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                      5,000        4,938
                                                                      ---------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $30,733)                                                    30,801
                                                                      ---------
--------------------------------------------------------------------------------
   MASTER NOTES (B) - 6.2%
--------------------------------------------------------------------------------
     Bank of America
       3.393%, 08/01/05                                     20,000       20,000
     Bear Stearns
       3.463%, 08/03/05                                     10,000       10,000
                                                                      ---------
     TOTAL MASTER NOTES
       (Cost $30,000)                                                    30,000
                                                                      ---------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
--------------------------------------------------------------------------------
     FNMA
       6.375%, 06/15/09                                      8,000        8,564
     FNMA (A)
       5.000%, 01/15/07                                      1,500        1,518
                                                                      ---------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $9,375)                                                     10,082
                                                                      ---------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

66                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MISCELLANEOUS - 0.0%
--------------------------------------------------------------------------------
   RETAIL - 0.0%
     Kmart Holding Corporation*
       (Escrow Shares)                                  10,000,000    $      --
                                                                      ---------
     TOTAL MISCELLANEOUS
       (Cost $--)                                                            --
                                                                      ---------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 5.3%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on
       08/01/05, repurchase price $12,814,757
       (collateralized by various mortgage
       obligations, ranging in par value
       $625,004-$10,121,000, 0.00%-
       5.00%, 06/25/20-07/25/35, total
       market value $13,451,729) (B)                      $ 12,811       12,811
     Bear Stearns
       3.413%, dated 07/29/05, matures on
       08/01/05, repurchase price $7,502,133
       (collateralized by a commercial
       mortgage obligation, par value
       $26,250,000, 3.84%, 09/25/45, total
       market value, $7,875,000) (B)                         7,500        7,500
     Deutsche Bank
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $4,973,049
       (collateralized by a U.S. Government
       obligation, par value $4,391,000,
       14.00%, 11/15/11, total market
       value $5,071,177)                                     4,972        4,972
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $25,283)                                                    25,283
                                                                      ---------
   TOTAL INVESTMENTS - 114.5%
     (Cost $533,805)                                                    551,755
                                                                      ---------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (15.6)%                (75,316)
     PAYABLE FOR FUND SHARES REDEEMED -- (0.1)%                            (255)
     OTHER ASSETS AND LIABILITIES, NET -- 1.2%@                           5,849
                                                                      ---------
   TOTAL OTHER ASSETS AND LIABILITIES - (14.5)%                         (69,722)
                                                                      ---------
   NET ASSETS -- 100.0%                                               $ 482,033
                                                                      =========

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                          $ 474,066
     Undistributed net investment income                                    582
     Accumulated net realized loss on investments                       (10,565)
     Net unrealized appreciation on investments                          17,950
                                                                      ---------
   NET ASSETS                                                         $ 482,033
                                                                      =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($429,614,276 / 39,948,014 SHARES)                                  $10.75
                                                                      =========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($44,288,605 / 4,168,156 SHARES)                                    $10.63
                                                                      =========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.63 / 96.75%)                                    $10.99
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($8,093,336 / 764,317 SHARES)                                       $10.59
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (D)
     ($36,723 / 3,475 SHARES)                                            $10.57
                                                                      =========
--------------------------------------------------------------------------------
 * NON-INCOME PRODUCING SECURITY.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
 @ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED
   PAYABLES.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2005 (SEE NOTE 6 IN NOTES TO FINANCIAL STATMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 WAS $73,731,978.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(D) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 27.6%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.4%
     Comcast Cable Communication
       6.200%, 11/15/08                                     $  250    $     261
     TCI Communications
       6.875%, 02/15/06                                        179          181
     Time Warner Entertainment
       7.250%, 09/01/08                                        250          269
     Walt Disney, Ser B
       6.750%, 03/30/06                                        175          178
                                                                      ---------
                                                                            889
                                                                      ---------
   CONSUMER STAPLES - 1.4%
     Safeway
       6.150%, 03/01/06                                        175          176
     Wal-Mart Stores
       5.450%, 08/01/06                                        175          177
                                                                      ---------
                                                                            353
                                                                      ---------
   FINANCIALS - 13.9%
     Bank One
       7.625%, 08/01/05                                         24           24
     Cigna
       6.375%, 01/15/06                                        175          177
     CIT Group
       4.000%, 05/08/08                                        250          246
     Citigroup
       5.750%, 05/10/06                                        175          177
     FleetBoston Financial
       4.875%, 12/01/06                                        250          252
     General Electric Capital, MTN, Ser A
       4.250%, 01/15/08                                        500          498
     Golden West Financial
       4.125%, 08/15/07                                        205          204
     Housing Finance
       6.500%, 01/24/06                                        175          177
     Lehman Brothers Holdings
       8.500%, 05/01/07                                        250          266
     Mellon Bank
       7.000%, 03/15/06                                        175          178
     Morgan Stanley
       5.800%, 04/01/07                                        250          255
     SLM, MTN, Ser A
       3.500%, 09/30/06                                        215          212
     Toyota Motor Credit, MTN
       5.650%, 01/15/07                                        250          254
     U.S. Bancorp
       6.875%, 09/15/07                                        227          238

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Wachovia
       4.950%, 11/01/06                                     $  200    $     201
     Wells Fargo
       5.125%, 02/15/07                                        250          253
                                                                      ---------
                                                                          3,612
                                                                      ---------
   HEALTH CARE - 0.6%
     Merck
       5.250%, 07/01/06                                        160          162
                                                                      ---------
   INDUSTRIALS - 3.1%
     McDonnell Douglas
       6.875%, 11/01/06                                        200          206
     Raytheon
       6.750%, 08/15/07                                        250          260
     Union Pacific
       6.400%, 02/01/06                                        166          168
     Waste Management
       7.000%, 10/15/06                                        175          180
                                                                      ---------
                                                                            814
                                                                      ---------
   INFORMATION TECHNOLOGY - 2.0%
     Hewlett-Packard
       5.500%, 07/01/07                                        250          255
     International Business Machines
       6.450%, 08/01/07                                        250          259
                                                                      ---------
                                                                            514
                                                                      ---------
   REAL ESTATE INVESTMENT TRUST - 1.0%
     EOP Operating
       7.750%, 11/15/07                                        250          266
                                                                      ---------
   TELECOMMUNICATIONS - 0.7%
     SBC Communications
       5.750%, 05/02/06                                        175          177
                                                                      ---------
   UTILITIES - 1.5%
     FPL Group Capital
       7.625%, 09/15/06                                        200          207
     Virginia Electric & Power, Ser A
       5.750%, 03/31/06                                        175          177
                                                                      ---------
                                                                            384
                                                                      ---------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $7,233)                                                      7,171
                                                                      ---------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

68                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 21.7%
--------------------------------------------------------------------------------
     FHLMC
       6.000%, 01/01/13                                     $  192    $     198
       6.000%, 09/01/13                                        108          112
       6.000%, 10/01/16                                        468          483
       5.500%, 03/01/17                                        436          444
       5.500%, 12/01/17                                         44           45
       5.500%, 02/01/18                                        433          442
       5.500%, 11/01/18                                         38           38
       5.000%, 10/01/18                                        530          532
     FHLMC CMO REMIC, Ser 2722, Cl PA
       4.000%, 02/15/21                                        573          569
     FHLMC CMO REMIC, Ser 2743, Cl NL
       3.000%, 05/15/23                                        801          784
     FNMA
       8.000%, 06/01/30                                         16           17
       8.000%, 11/01/30                                          9           10
       6.500%, 06/01/16                                         75           78
       6.500%, 11/01/16                                        140          146
       6.500%, 02/01/17                                         59           61
       6.500%, 04/01/17                                        200          208
       6.000%, 06/01/16                                         95           98
       5.500%, 12/01/16                                        189          193
       5.500%, 09/01/17                                        315          321
       5.500%, 10/01/17                                         86           88
       5.500%, 11/01/17                                        140          143
       5.500%, 12/01/17                                        115          117
       5.500%, 02/01/18                                         32           32
       5.500%, 04/01/18                                         65           67
       5.500%, 10/01/18                                         87           89
       5.000%, 05/01/18                                         72           72
       5.000%, 06/01/18                                        267          267
                                                                      ---------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $5,705)                                                      5,654
                                                                      ---------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 16.9%
--------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (A)
       3.875%, 01/15/09                                      1,185        1,273
     U.S. Treasury Notes (A)
       6.125%, 08/15/07                                        500          520
       3.000%, 11/15/07                                        650          636
       2.375%, 08/31/06                                      1,000          984
     U.S. Treasury Notes
       2.625%, 11/15/06                                      1,000          983
                                                                      ---------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $4,467)                                                      4,396
                                                                      ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.1%
--------------------------------------------------------------------------------
     FHLMC
       6.375%, 08/01/11                                     $  100    $     102
       5.500%, 07/15/06                                        750          760
     FHLMC (A)
       3.500%, 09/15/07                                      1,000          987
     FNMA
       6.220%, 03/13/06                                        250          253
       5.500%, 02/15/06                                        150          151
       5.000%, 01/15/07                                        950          961
       3.875%, 07/15/08                                        250          247
       2.125%, 04/15/06                                        750          740
                                                                      ---------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $4,241)                                                      4,201
                                                                      ---------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 15.0%
--------------------------------------------------------------------------------
     American Express Credit Account
       Master Trust, Ser 2003-4, Cl A
       1.690%, 01/15/09                                        500          489
     Citibank Credit Card Issuance Trust,
       Ser 2001-A6, Cl A6
       5.650%, 06/16/08                                        500          506
     Citibank Credit Card Issuance Trust,
       Ser 2002-A1, Cl A1
       4.950%, 02/09/09                                        275          278
     Citibank Credit Card Issuance Trust,
       Ser 2004-A4, Cl A4
       3.200%, 08/24/09                                        200          195
     Comed Transitional Funding Trust,
       Ser 1998-1, Cl A6
       5.630%, 06/25/09                                        446          453
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                        500          525
     MBNA Master Credit Card Trust,
       Ser 2001-A1, Cl A1
       5.750%, 10/15/08                                        325          329
     Peco Energy Transition Trust,
       Ser 1999-A, Cl A6
       6.050%, 03/01/09                                        200          203
     PG&E Energy Recovery Funding Trust,
       Ser 2005-1, Cl A2
       3.870%, 06/25/11                                        500          495
     TXU Electric Delivery Transition Trust,
       Ser 2004-1, Cl A1
       3.520%, 11/15/11                                        438          430
                                                                      ---------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $3,939)                                                      3,903
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 19.6%
--------------------------------------------------------------------------------
     Bank of America
       3.360%, dated 07/29/05, matures on
       08/01/05, repurchase price $3,968,980
       (collateralized by various mortgage
       obligations, ranging in par value
       $625,004 - $10,121,000, 0.00% - 5.00%,
       06/25/20 - 07/25/35, total
       market value $4,166,262) (B)                         $3,968    $   3,968
     Deutsche Bank
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $721,971
       (collateralized by a U.S. Government
       obligation, par value $754,000, 3.25%,
       01/15/09, total market value $736,346)                  722          722
     Lehman Brothers
       3.383%, dated 07/29/05, matures on
       08/01/05, repurchase price $384,496
       (collateralized by various mortgage
       obligations, ranging in par value
       $52,355,000 - $650,000,000, 0.00% -
       0.25%, 03/17/28 - 04/15/33,
       total market value $403,331) (B)                        384          384
                                                                      ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $5,074)                                                      5,074
                                                                      ---------
   TOTAL INVESTMENTS - 116.9%
     (Cost $30,659)                                                      30,399
                                                                      ---------

     PAYABLE UPON RETURN OF SECURITIES
       LOANED -- (16.7)%                                                 (4,352)
     PAYABLE FOR INVESTMENT SECURITIES
       PURCHASED -- (1.0)%                                                 (266)
     OTHER ASSETS AND LIABILITIES, NET -- 0.8%@                             218
                                                                      ---------
   TOTAL OTHER ASSETS AND LIABILITIES - (16.9)%                          (4,400)
                                                                      ---------
   NET ASSETS -- 100.0%                                               $  25,999
                                                                      =========

--------------------------------------------------------------------------------
Description                                                         Value (000)*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                          $  26,263
     Undistributed net investment income                                     18
     Accumulated net realized loss on investments                           (22)
     Net unrealized depreciation on investments
                                                                           (260)
                                                                      ---------
   NET ASSETS                                                         $  25,999
                                                                      =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($24,545,115 / 2,494,184 SHARES)                                     $9.84
                                                                      =========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (C)
     ($1,439,623 / 146,318 SHARES)                                        $9.84
                                                                      =========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($9.84 / 96.75%)                                     $10.17
                                                                      =========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (C)
     ($14,637 / 1,475 SHARES)                                             $9.92
                                                                      =========
--------------------------------------------------------------------------------
* VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED
  PAYABLES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2005. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2005 IS
    $4,261,747.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS C HAS A CONTINGENT
    DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

70                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.2%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
       3.019%, 08/04/05                                  $   1,657    $   1,657
       3.017%, 08/11/05                                    124,712      124,609
       2.938%, 08/18/05                                     88,251       88,131
       3.014%, 08/25/05                                     98,381       98,187
       2.988%, 09/01/05                                     12,129       12,098
       3.091%, 09/08/05                                     18,495       18,436
       2.968%, 09/15/05                                    125,000      124,546
       3.055%, 09/22/05                                    123,067      122,535
       3.098%, 09/29/05                                    150,000      149,255
       3.189%, 10/06/05                                     66,688       66,306
       3.236%, 10/13/05                                     63,465       63,058
                                                                      ---------
     TOTAL U.S. TREASURY BILLS
       (Cost $868,818)                                                  868,818
                                                                      ---------
   TOTAL INVESTMENTS - 100.2%
     (Cost $868,818)                                                    868,818
                                                                      ---------
     INCOME DISTRIBUTION PAYABLE -- (0.1)%                                 (919)
     OTHER ASSETS AND LIABILITIES, NET -- (0.1)%@                          (593)
                                                                      ---------
   TOTAL OTHER ASSETS AND LIABILITIES -- (0.2)%                          (1,512)
                                                                      ---------
   NET ASSETS -- 100.0%                                               $ 867,306
                                                                      =========

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                          $ 867,464
     Accumulated net realized loss on investments                          (158)
                                                                      ---------
   NET ASSETS                                                         $ 867,306
                                                                      =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($406,280,582 / 406,369,510 SHARES)                                  $1.00
                                                                      =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($201,033,806 / 201,054,856 SHARES)                                  $1.00
                                                                      =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($259,991,564 / 260,041,769 SHARES)                                  $1.00
                                                                      =========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
  PURCHASE.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            71

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.9%
--------------------------------------------------------------------------------
     FHLB
       1.500%, 08/26/05                                    $25,000  $    24,971
       2.250%, 08/30/05                                      8,100        8,093
       2.350%, 09/01/05                                      5,000        4,996
       1.810%, 10/28/05                                      7,000        6,972
     FHLB (A)
       3.309%, 09/16/05                                     25,000       24,999
       3.230%, 06/02/06                                     25,000       24,986
       3.100%, 08/02/06                                     20,000       19,988
     FHLB, Callable 10/14/05 @ 100 (B)
       2.510%, 11/04/05                                     25,000       24,990
     FHLMC
       1.500%, 08/15/05                                      2,500        2,498
     FNMA (A)
       3.505%, 10/21/05                                     25,000       24,996
       3.376%, 12/29/05                                     35,000       34,992
       3.090%, 02/06/06                                     20,000       19,993
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $222,474)                                                  222,474
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED * - 8.4%
--------------------------------------------------------------------------------
     FHLMC
       3.272%, 09/13/05                                     20,000       19,922
       3.348%, 09/20/05                                     25,000       24,885
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
       DISCOUNTED
       (Cost $44,807)                                                    44,807
                                                                    -----------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 7.9%
--------------------------------------------------------------------------------
     California, Milpitas Multi-Family Housing
       Revenue, Crossing, Ser A, RB,
       Guarantee FNMA (A) (C)
       3.390%, 08/15/33                                      5,800        5,800
     California, Sacramento County,
       Multi-Family Housing Development
       Authority, Deer Park Apartments,
       RB, Guarantee FNMA (A) (C)
       3.420%, 07/15/35                                      1,650        1,650
     California, Simi Valley, Multi-Family
       Housing Revenue, Parker Ranch,
       RB, Guarantee FNMA (A) (C)
       3.420%, 07/15/36                                      1,950        1,950


--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
     California, Statewide Community
       Development, Palms Apartments,
       Ser C, RB, Guarantee FNMA (A) (C)
       3.400%, 05/15/35                                    $ 4,955  $     4,955
     New York City, Multi-Family Housing
       Development Authority, 39th Street
       Housing Development, Ser B, RB,
       Guarantee FNMA (A) (C)
       3.330%, 11/15/31                                      1,800        1,800
     New York City, Multi-Family Housing
       Development Authority, Ser B, RB,
       Guarantee FNMA (A) (C)
       3.320%, 08/15/32                                      1,800        1,800
     New York City, Multi-Family Housing
       Development Authority, Westport
       Development, Ser B, RB, Guarantee
       FNMA (A) (C)
       3.320%, 06/15/34                                     14,000       14,000
     New York State, Housing Finance Agency
       Revenue, Biltmore Tower Housing,
       Ser B, RB, Guarantee FNMA (A) (C)
       3.330%, 05/15/34                                      3,000        3,000
     New York State, Housing Finance Agency
       Revenue, South Cove, Ser B, RB,
       Guarantee FHLMC (A) (C)
       3.320%, 11/01/30                                      1,900        1,900
     New York State, Housing Finance Agency
       Revenue, Worth Street, Ser A, RB,
       Guarantee FNMA (A) (C)
       3.350%, 05/15/33                                      1,100        1,100
     Washington State, Housing Finance
       Authority, Bridgewood Project, Ser B,
       RB, Guarantee FNMA (A) (C)
       3.410%, 09/01/34                                      3,880        3,880
                                                                    -----------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $41,835)                                                    41,835
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 41.8%
--------------------------------------------------------------------------------
     Credit Suisse First Boston LLC
       3.300%, dated 07/29/05, matures on
       08/01/05, repurchase price $126,932,535
       (collateralized by various U.S. Government
       Agency obligations, ranging in par value
       $2,840,000 - $122,965,000, 3.41% -
       4.625%, 08/30/07 - 08/15/12,
       total market value $129,439,308)                   $126,898  $   126,898
     Deutsche Bank Securities, Inc.
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $20,005,450
       (collateralized by various U.S. Treasury
       obligations, ranging in par value
       $13,000 - $4,741,000, 3.50% -
       13.875%, 08/15/05 - 08/15/26,
       total market value $20,293,604)                      20,000       20,000
     Deutsche Bank Securities, Inc.
       3.290%, dated 07/29/05, matures on
       08/01/05, repurchase price $25,006,854
       (collateralized by various U.S. Treasury
       and Government Agency obligations,
       ranging in par value $571,000 -
       $25,000,000, 0.000% - 2.84%,
       11/03/05 - 03/16/07, total market
       value $25,320,422)                                   25,000       25,000
     Goldman, Sachs & Co.
       3.280%, dated 07/29/05, matures on
       08/01/05, repurchase price $25,006,833
       (collateralized by various U.S. Government
       Agency obligations, ranging in par value
       $592,000 - $20,980,000, 2.25% -
       2.50%, 12/15/05 - 05/26/05,
       total market value $25,500,946)                      25,000       25,000
     JP Morgan Securities, Inc.
       3.280%, dated 07/29/05, matures on
       08/01/05, repurchase price $25,006,833
       (collateralized by various U.S. Government
       Agency obligations, ranging in par value
       $320,000 - $16,320,000, 0.00% -
       9.375%, 04/15/08 - 10/15/20,
       total market value $25,503,695)                      25,000       25,000
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $221,898)                                                  221,898
                                                                    -----------
   TOTAL INVESTMENTS - 100.0%
     (Cost $531,014)                                                    531,014
                                                                    -----------
     INCOME DISTRIBUTION PAYABLE -- (0.2)%                                 (847)
     OTHER ASSETS AND LIABILITIES, NET -- 0.2%@                             857
                                                                    -----------
   OTHER ASSETS AND LIABILITIES -- 0.0%                                      10
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                             $   531,024
                                                                    ===========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                        $   531,060
     Distributions in excess of net investment income                        (1)
     Accumulated net realized loss on investments                           (35)
                                                                    -----------
   NET ASSETS                                                       $   531,024
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($437,804,086 / 437,866,754 SHARES)                                  $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($33,439,970 / 33,445,981 SHARES)                                    $1.00
                                                                    ===========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($1,177,373 / 1,177,619 SHARES)                                      $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($58,602,115 / 58,568,025 SHARES)                                    $1.00
                                                                    ===========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
  DATE OF PURCHASE.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2005.
(B) CALLABLE SECURITY
(C) DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(D) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - 55.7%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 18.8%
     Bavaria TRR Corp. (B)
       3.350%, 08/01/05                                   $ 75,000  $    75,000
       3.330%, 08/01/05                                     30,000       30,000
       3.416%, 08/22/05                                     45,000       44,911
       3.415%, 08/22/05                                     80,000       79,841
     Cedar Springs Capital Co. (B)
       3.175%, 08/04/05                                     40,411       40,400
       3.224%, 08/10/05                                     18,744       18,729
       3.463%, 09/12/05                                     22,211       22,122
       3.429%, 09/19/05                                     76,167       75,815
     Giro Balanced Funding Corp. (B)
       3.360%, 08/15/05                                     25,000       24,967
     Greyhawk Funding LLC (B)
       3.395%, 08/15/05                                     36,000       35,953
       3.308%, 08/16/05                                     75,000       74,897
       3.347%, 08/18/05                                     51,000       50,920
     Sigma Finance, Inc. (B)
       3.256%, 08/24/05                                     50,000       49,897
                                                                    -----------
                                                                        623,452
                                                                    -----------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 17.7%
     Cafco LLC (B)
       3.333%, 08/17/05                                     63,775       63,681
       3.266%, 08/26/05                                     40,000       39,910
       3.375%, 08/29/05                                     38,500       38,399
     Compass Securitization LLC (B)
       3.448%, 08/19/05                                     52,351       52,261
       3.420%, 08/22/05                                     75,000       74,851
     CRC Funding LLC (B)
       3.482%, 10/05/05                                    100,000       99,377
     Crown Point Capital Co. LLC (B)
       3.386%, 09/06/05                                     75,000       74,748
     Legacy Capital Co. LLC (B)
       3.220%, 08/11/05                                     70,000       69,938
     Lexington Parker Capital Co. LLC (B)
       3.580%, 10/11/05                                     21,322       21,173
     Old Line Funding LLC (B)
       3.364%, 08/25/05                                     53,459       53,339
                                                                    -----------
                                                                        587,677
                                                                    -----------
   BANKING - 12.9%
     Old Slip Funding Corp.,
       Guarantee Bank of New York (B)
       3.470%, 09/28/05                                     25,195       25,055


--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - (CONTINUED)
     PB Finance (Delaware), Inc.
       3.410%, 08/22/05                                   $ 99,190  $    98,993
       3.479%, 09/13/05                                     45,900       45,710
     Steamboat Funding Corp.,
       Guarantee National Westminister
       Bank Plc (B)
       3.374%, 08/10/05                                    110,793      110,700
       3.374%, 08/10/05                                     50,000       49,958
     Westpac Trust Securities NZ Ltd.
       3.439%, 09/26/05                                    100,000       99,470
                                                                    -----------
                                                                        429,886
                                                                    -----------
   BROKERAGE - 1.9%
     Merrill Lynch & Co., Inc.
       3.300%, 08/01/05                                     65,000       65,000
                                                                    -----------
   OIL - INTEGRATED COMPANIES - 1.5%
     BP Trinindad & Tobago LLC (B)
       3.319%, 08/02/05                                     50,000       49,996
                                                                    -----------
   UTILITIES - ELECTRIC - 2.9%
     National Rural Utilities Coop. Finance Corp.
       3.311%, 08/02/05                                     50,000       49,995
       3.323%, 08/09/05                                     45,000       44,967
                                                                    -----------
                                                                         94,962
                                                                    -----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $1,850,973)                                              1,850,973
                                                                    -----------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 14.4%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 6.0%
     Liberty Lighthouse U.S. Capital Corp. (A) (B)
       3.300%, 06/06/06                                    100,000       99,983
     Sigma Finance, Inc. (A) (B)
       3.378%, 08/17/05                                     48,000       48,000
       3.440%, 12/28/05                                     50,000       49,994
                                                                    -----------
                                                                        197,977
                                                                    -----------
   BANKING - 2.7%
     Nationwide Building Society (A) (B) (C)
       3.340%, 07/07/06                                     40,000       40,000
       3.508%, 07/28/06                                     50,000       50,000
                                                                    -----------
                                                                         90,000
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - (CONTINUED)
--------------------------------------------------------------------------------
   BROKERAGE - 1.5%
     Morgan Stanley & Co. (A) (C)
       3.520%, 08/25/06                                   $ 50,000  $    50,000
                                                                    -----------
   FINANCIAL SERVICES - 0.9%
     American Express Credit Corp. (A) (B) (C)
       3.480%, 08/18/06                                     30,000       30,000
                                                                    -----------
   INSURANCE - 0.8%
     Meridian Funding Co. LLC,
       Guarantee MBIA (A) (B) (C) (D)
       3.601%, 08/28/06                                     28,115       28,115
                                                                    -----------
   MULTIPLE INDUSTRY - 2.5%
     General Electric Capital Corp. (A) (C)
       3.450%, 08/09/06                                     60,000       60,000
       3.509%, 08/17/06                                     24,000       24,000
                                                                    -----------
                                                                         84,000
                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
       (Cost $480,092)                                                  480,092
                                                                    -----------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - INTEREST BEARING - 9.8%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - 1.5%
     Lexington Parker Capital Co. LLC (A) (B)
       3.290%, 10/07/05                                     50,000       49,998
                                                                    -----------
   BANKING - 2.3%
     Eurohypo AG (A) (B)
       3.350%, 05/11/06                                     75,000       75,000
                                                                    -----------
   BROKERAGE - 6.0%
     Goldman Sachs Group, Inc. (A) (B) (D)
       3.339%, 09/26/05                                     50,000       50,000
       3.410%, 01/12/06                                     30,000       30,000
       3.390%, 01/12/06                                     30,000       30,000
       3.703%, 02/27/06                                     40,000       40,000
     Morgan Stanley (A) (D)
       3.370%, 03/24/06                                     50,000       50,000
                                                                    -----------
                                                                        200,000
                                                                    -----------
     TOTAL COMMERCIAL PAPER - INTEREST BEARING
       (Cost $324,998)                                                  324,998
                                                                    -----------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 6.2%
--------------------------------------------------------------------------------
   BANKING - 1.9%
     Alaska State, Four Dam Pool,
       Ser B, RB (A) (E) (F)
       3.370%, 07/01/26                                      8,300        8,300

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Statewide
       Community Development
       Authority, RB (A) (E) (F)
       3.450%, 12/01/37                                   $  6,000  $     6,000
     D&I Properties LLC (A) (E) (F)
       3.430%, 11/01/34                                      1,265        1,265
     Holland-Sheltair Av Funding (A) (E) (F)
       3.500%, 05/01/35                                      7,885        7,885
     Illinois State, Health Facilities
       Authority Revenue (A) (E) (F)
       3.370%, 08/15/17                                     11,700       11,700
     New Belgium Brewery Co. (A) (E) (F)
       3.520%, 07/01/15                                      3,120        3,120
     New York State, Housing Finance
       Agency Revenue, 900 8th Avenue
       Housing, Ser B, RB (A) (E) (F)
       3.340%, 11/01/35                                     13,800       13,800
     New York State, Housing Finance
       Agency Revenue, Archstone,
       Ser B, RB (A) (E) (F)
       3.330%, 11/01/36                                      5,000        5,000
     Stephens & Stephens XI LLC (A) (E) (F)
       3.430%, 11/01/34                                      2,500        2,500
     Stephens & Stephens XII LLC (A) (E) (F)
       3.430%, 01/01/35                                      2,700        2,700
                                                                    -----------
                                                                         62,270
                                                                    -----------
   INSURANCE - 4.3%
     California State, Housing Finance
       Agency, Ser K (A) (E) (F)
       3.320%, 08/01/31                                     68,215       68,215
     Florida State, Housing Finance
       Agency, Ser A, RB (A) (E) (F)
       3.340%, 01/01/34                                     27,200       27,200
     Pasadena, California, Public
       Financing Authority, RB (A) (E) (F)
       3.400%, 06/01/25                                     26,100       26,100
     Utah State, Board Regents Student
       Loan Revenue, RB (A) (E) (F)
       3.340%, 11/01/44                                     21,900       21,900
                                                                    -----------
                                                                        143,415
                                                                    -----------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $205,685)                                                  205,685
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC - 5.9%
--------------------------------------------------------------------------------
     Citibank N.A.
       3.400%, 09/22/05                                   $ 50,000  $    50,000
     Regions Bank
       3.320%, 09/08/05                                     50,000       50,000
     Wilmington Trust Company
       3.300%, 09/06/05                                     45,000       45,000
       3.450%, 09/13/05                                     50,000       50,000
                                                                    -----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $195,000)                                                  195,000
                                                                    -----------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 3.8%
--------------------------------------------------------------------------------
     Credit Suisse First Boston NY (A)
       3.450%, 09/29/05                                     25,000       25,000
       3.379%, 05/17/06                                     50,000       50,000
       3.240%, 05/17/06                                     50,000       50,000
                                                                    -----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $125,000)                                                  125,000
                                                                    -----------
--------------------------------------------------------------------------------
   BANK NOTES - 2.4%
--------------------------------------------------------------------------------
     American Express Centurion Bank (A)
       3.390%, 09/20/05                                     40,000       40,000
     First Tennessee Bank (A)
       3.384%, 09/22/05                                     40,000       39,998
                                                                    -----------
     TOTAL BANK NOTES
       (Cost $79,998)                                                    79,998
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 1.4%
--------------------------------------------------------------------------------
     FNMA (A)
       3.505%, 10/21/05                                     45,380       45,373
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $45,373)                                                    45,373
                                                                    -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.4%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       3.270%, dated 07/29/05, matures on
       08/01/05, repurchase price $14,019,431
       (collateralized by various U.S. Treasury
       obligations, ranging in par value
       $497,000 - $ 3,935,000, 3.25% -
       6.375%, 02/15/07 - 08/15/27,
       total market value $14,296,788)                      14,016       14,016
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $14,016)                                                    14,016
                                                                    -----------
   TOTAL INVESTMENTS - 100.0%
     (Cost $3,321,135)                                                3,321,135
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------
     INCOME DISTRIBUTION PAYABLE -- (0.1)%                          $    (3,801)
     OTHER ASSETS AND LIABILITIES, NET -- 0.1%@                           2,620
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES -- 0.0%                            (1,181)
                                                                    -----------
   NET ASSETS -- 100.0%                                             $ 3,319,954
                                                                    ===========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in Capital
       (unlimited authorization - no par value)                     $ 3,320,088
     Accumulated net realized loss on investments                          (134)
                                                                    -----------
   NET ASSETS                                                       $ 3,319,954
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($2,118,148,587 / 2,118,839,649 SHARES)                              $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A
     ($556,443,302 / 556,535,415 SHARES)                                  $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S
     ($645,362,404 / 644,711,841 SHARES)                                  $1.00
                                                                    ===========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
  DATE OF PURCHASE.
** VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2005.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT
    OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF
    JULY 31, 2005 WAS $228,115,000.
(E) SECURITY IS HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
LTD -- LIMITED
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
NY -- NEW YORK
NZ -- NEW ZEALAND
PLC -- PUBLIC LIMITED COMPANY
RB -- REVENUE BOND
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

76                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.8%
--------------------------------------------------------------------------------
     ABAG, Multi-Family Housing Finance
       Authority, Non-Profit, Paragon
       Apartments, Ser A, RB, AMT (A) (B) (C)
       2.360%, 03/15/40                                    $ 4,000  $     4,000
     Berkeley, YMCA, RB (A) (B) (C)
       2.280%, 06/01/23                                      7,460        7,460
     California Infrastructure & Economic
       Development, Colburn School,
       Ser A, RB (A) (B) (C)
       2.250%, 08/01/37                                      4,000        4,000
     California Infrastructure & Economic
       Development, Colburn School,
       Ser B, RB (A) (B) (C)
       2.250%, 08/01/37                                     18,000       18,000
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser A, RB (A) (B)
       1.620%, 10/01/23                                      5,000        5,000
       2.250%, 04/01/33                                      4,000        4,000
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser B, RB (A) (B)
       1.620%, 10/01/23                                      3,000        3,000
       2.250%, 04/01/33                                      4,000        4,000
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser D, RB (A) (B)
       2.250%, 04/01/33                                      7,500        7,500
     California School Cash Reserve Program,
       Ser A, TRAN, AMBAC Insured
       4.000%, 07/06/06                                      2,250        2,279
     California State, Community College
       Financing Authority, Ser A, TRAN,
       FSA Insured
       4.000%, 06/30/06                                      6,000        6,074
     California State, Department of
       Water & Power, Ser C-14,
       RB (A) (B) (C)
       2.250%, 05/01/22                                      6,750        6,750
     California State, Department of
       Water & Power, Ser C-18,
       RB (A) (B) (C)
       2.290%, 05/01/22                                     19,000       19,000


--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Department of
       Water & Power, Ser C-2, RB,
       AMBAC Insured (A) (B) (C)
       2.270%, 05/01/22                                    $25,900  $    25,900
     California State, Department of
       Water & Power, Ser C-3, RB,
       AMBAC Insured (A) (B) (C)
       2.270%, 05/01/22                                     17,000       17,000
     California State, Department of
       Water & Power, Ser C-7, RB,
       FSA Insured (A) (B) (C)
       2.280%, 05/01/22                                      5,800        5,800
     California State, Economic Recovery,
       Ser C-13, RB, XLCA Insured
       (A) (B) (C)
       2.280%, 07/01/23                                      3,925        3,925
     California State, Economic Recovery,
       Ser C-16, RB, FSA Insured
       (A) (B) (C)
       2.280%, 07/01/23                                      6,000        6,000
     California State, Economic Recovery,
       Ser C-17, RB, XLCA Insured (A) (B)
       2.280%, 07/01/23                                      3,000        3,000
     California State, Educational
       Facilities Authority, California
       Institute of Technology, RB (A) (B)
       2.280%, 01/01/24                                     19,000       19,000
     California State, Educational
       Facilities Authority, Carnegie,
       RB, TECP
       2.250%, 08/05/05                                      7,500        7,500
     California State, Educational
       Facilities Authority, Pomona College,
       Ser B, RB (A) (B)
       2.280%, 07/01/54                                      2,500        2,500
     California State, Housing Finance
       Agency, Multi-Family Home
       Mortgage, Ser C, RB, AMT
       (A) (B) (C)
       2.360%, 08/01/27                                      5,605        5,605
     California State, Pollution Control
       Financing Authority, Pacific
       Gas & Electric Project,
       Ser B, RB, AMT (A) (B) (C)
       2.350%, 11/01/26                                      1,000        1,000

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State,
       Ser C-1, GO (A) (B) (C)
       2.230%, 05/01/33                                    $ 4,300  $     4,300
     California State, Transit Finance
       Authority, RB, FSA Insured
       (A) (B) (C)
       2.280%, 10/01/27                                      4,715        4,715
     California State, University Public
       Authority, Kindergarten Project,
       Ser B-4, GO (A) (B) (C)
       2.150%, 05/01/34                                      3,025        3,025
     California State, University Public
       Authority, Kindergarten Project,
       Ser B-5, GO (A) (B) (C)
       2.290%, 05/01/34                                      4,000        4,000
     California Statewide, Communities
       Development Authority,
       Fairfax Towers Apartments, Ser A,
       RB, FNMA Collateralized (A) (B) (C)
       2.310%, 09/15/30                                      1,000        1,000
     CSUCI Financing Revenue Authority,
       Rental Housing, RB (A) (B) (C)
       1.600%, 08/01/05                                      1,000        1,000
     East Bay, Municipal Utilities District
       Water Systems Revenue,
       Ser B-2, RB, XLCA Insured (A) (B)
       2.300%, 06/01/38                                      7,400        7,400
     Escondino Community Development
       Commission, COP, AMT (A) (B) (C)
       2.300%, 10/12/16                                      3,500        3,500
     Fremont, Unified School District,
       GO, FGIC Insured
       3.000%, 09/01/05                                      4,810        4,814
     Los Angeles County, Department
       of Housing Authority, Rowland
       Heights Apartments, Ser A, RB,
       AMT (A) (B) (C)
       2.370%, 08/01/30                                      6,590        6,590
     Los Angeles County, Public Water
       Works, Regional Park & Open Space,
       Special Public Assessment, SA
       3.000%, 10/01/05                                      3,505        3,510
     Los Angeles County, Ser A, TRAN
       4.000%, 06/30/06                                      2,500        2,532
     Los Angeles, Department of Airports,
       Ser A, RB, AMT (A) (B) (C)
       2.450%, 05/15/16                                      9,700        9,700

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of
       Water & Power, Sub-Ser B-1,
       RB (A) (B) (C)
       2.280%, 07/01/34                                    $21,750  $    21,750
     Los Angeles, Department of
       Water & Power, Sub-Ser B-5,
       RB (A) (B) (C)
       2.270%, 07/01/34                                     11,600       11,600
     Los Angeles, Department of
       Water & Power, Sub-Ser B-7,
       RB (A) (B) (C)
       2.270%, 07/01/34                                     14,200       14,200
     Los Angeles, Waste Water Authority,
       Sub-Ser A, RB, FGIC Insured (A) (B)
       2.150%, 12/01/31                                      8,000        8,000
     Los Angeles, Waste Water Authority,
       Sub-Ser B, RB, FGIC Insured (A) (B)
       2.150%, 12/01/31                                      7,500        7,500
     Metropolitan, Water District of
       Southern California, Ser B, RB
       (A) (B) (C)
       2.250%, 07/01/28                                      4,000        4,000
     Metropolitan, Water District of
       Southern California, Ser B-2,
       RB (A) (B) (C)
       2.230%, 07/01/35                                      2,400        2,400
     Metropolitan, Water District of
       Southern California, Ser B2,
       RB (A) (B) (C)
       2.230%, 07/01/20                                      4,000        4,000
     Metropolitan, Water District of
       Southern California, Ser C,
       RB (A) (B) (C)
       2.300%, 07/01/28                                      9,900        9,900
     Ontario, Multi-Family Housing
       Authority, Residential Park Centre
       Project, Ser A, RB (A) (B) (C)
       2.373%, 08/01/07                                     21,150       21,150
     Orange County, Apartment
       Development Revenue, Ser B,
       RB (A) (B) (C)
       2.400%, 11/01/09                                      3,000        3,000
     Orange County, Apartment
       Development Revenue,
       Villas La Paz Project, Ser F, RB,
       FNMA Collateralized (A) (B) (C)
       2.250%, 08/15/28                                      1,100        1,100

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Orange County, Apartment
       Development Revenue,
       Vintage Woods, Ser H, RB,
       FNMA Collateralized (A) (B) (C)
       2.270%, 11/15/28                                    $10,700  $    10,700
     Orange County, Apartment
       Development Revenue,
       WLCO LF Partners, Ser G-1, RB,
       FNMA Collateralized (A) (B) (C)
       2.270%, 11/15/28                                      6,850        6,850
     Orange County, Apartment
       Development Revenue,
       WLCO LF Partners, Ser G-2, RB,
       FNMA Collateralized (A) (B) (C)
       2.270%, 11/15/28                                      3,100        3,100
     Oxnard, Multi-Family Housing
       Authority, Seawind Apartments
       Projects, Ser A, RB, AMT, FNMA
       Collateralized (A) (B) (C)
       2.380%, 12/01/20                                      3,175        3,175
     Redondo Beach, Multi-Family
       Housing Authority, McCandless
       Senior Housing Project, Ser A,
       RB (A) (B) (C)
       2.420%, 12/01/25                                      7,295        7,295
     Riverside County, Public Facilities
       Authority, Ser A, COP (A) (B) (C)
       2.450%, 11/10/05                                      5,000        5,000
       2.450%, 12/01/15                                      3,100        3,100
     Sacramento County, Ser A, TRAN
       4.000%, 07/10/06                                     15,000       15,201
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured
       (A) (B) (C) (D)
       2.360%, 05/01/16                                      5,700        5,700
     Sacramento, Unified School District,
       COP, FSA Insured (A) (B)
       2.270%, 07/01/31                                      1,300        1,300
     San Diego County, RB, TECP
       2.500%, 10/20/05                                      3,400        3,400
     San Diego County, School District,
       Ser A, TRAN
       4.000%, 07/14/06                                      6,000        6,079
     San Francisco City & County,
       Redevelopment Authority,
       Fillmore Housing Center Project,
       Ser A-1, RB, FHLMC Insured (A) (B) (C)
       2.330%, 12/01/17                                     11,900       11,900

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Francisco City & County,
       Redevelopment Authority,
       Folsom-Dore Apartment Project,
       RB, AMT (A) (B) (C)
       2.450%, 12/01/34                                    $ 3,000  $     3,000
     Santa Clara Valley, Transportation,
       Ser B, RB, AMBAC Insured
       (A) (B) (C)
       2.280%, 06/01/26                                      5,000        5,000
     Santa Clara Valley, Transportation,
       Ser C, RB, AMBAC Insured (A) (B) (C)
       2.250%, 06/01/26                                      9,680        9,680
     Simi Valley, Multi-Family Housing
       Authority, Ser A, RB (A) (B) (C)
       2.270%, 07/01/23                                     10,545       10,545
     Simi Valley, Multi-Family Housing
       Authority, Shadowridge Apartments,
       RB (A) (B) (C)
       2.340%, 09/01/19                                      5,000        5,000
     University of California, RB, TECP
       2.430%, 11/09/05                                      6,000        6,000
     Val Verde, Unified School District,
       Land Bank Program, Ser A, COP
       (A) (B) (C)
       2.250%, 09/01/24                                      2,600        2,600
     Vallejo, Capital Improvement Project,
       COP (A) (B) (C)
       2.340%, 09/01/40                                     15,800       15,800
                                                                    -----------
     TOTAL MUNICIPAL BONDS
       (Cost $493,404)                                                  493,404
                                                                    -----------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
     Blackrock Provident California
       Tax Free Money Market                               103,361          103
     Goldman Sachs California
       Tax Free Money Market                                59,223           59
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $162)                                                          162
                                                                    -----------
   TOTAL INVESTMENTS - 99.8%
     (Cost $493,566)                                                    493,566
                                                                    -----------
     INCOME DISTRIBUTION PAYABLE -- 0.0%                                   (302)
     OTHER ASSETS AND LIABILITIES, NET -- 0.2%@                           1,128
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES -- 0.2%                               826
                                                                    -----------

   NET ASSETS -- 100.0%                                             $   494,392
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JULY 31, 2005

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                        Value (000)**
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                        $   494,400
     Accumulated net realized loss on investments                            (8)
                                                                    -----------
   NET ASSETS                                                       $   494,392
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($188,716,385 / 188,732,883 SHARES)                                  $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($268,132,483 / 268,133,588 SHARES)                                  $1.00
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($37,542,683 / 37,537,220 SHARES)                                    $1.00
                                                                    ===========
--------------------------------------------------------------------------------
* VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
@ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED
  PAYABLES.
(A) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2005.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT
    OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
CSUCI -- CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2005

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 87.4%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                    425,286  $     3,445
     HighMark Large Cap Growth Fund,
       Fiduciary Shares                                    128,827        1,109
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                    156,965        1,960
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                     63,839          936
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                     47,510          929
     HighMark Value Momentum Fund,
       Fiduciary Shares                                    143,241        3,448
                                                                    -----------
     TOTAL EQUITY FUNDS
       (Cost $11,266)                                                    11,827
                                                                    -----------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 9.4%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                     66,706          717
     HighMark Short Term Bond Fund,
       Fiduciary Shares                                     56,772          559
                                                                    -----------
     TOTAL FIXED INCOME FUNDS
       (Cost $1,286)                                                      1,276
                                                                    -----------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET FUND - 2.4%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares                                    316,249          316
                                                                    -----------
     TOTAL MONEY MARKET FUND
       (Cost $316)                                                          316
                                                                    -----------
   TOTAL INVESTMENTS - 99.2%
       (Cost $12,868)                                               $    13,419
                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $13,530,502.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2005

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 67.2%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                    320,836  $     2,599
     HighMark Large Cap Growth Fund,
       Fiduciary Shares                                    121,553        1,047
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                    175,905        2,197
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                     50,075          734
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                     37,267          728
     HighMark Value Momentum Fund,
       Fiduciary Shares                                    108,061        2,601
                                                                    -----------
     TOTAL EQUITY FUNDS
       (Cost $9,425)                                                      9,906
                                                                    -----------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 28.9%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                    236,791        2,546
     HighMark Short Term Bond Fund,
       Fiduciary Shares                                    174,610        1,718
                                                                    -----------
     TOTAL FIXED INCOME FUNDS
       (Cost $4,303)                                                      4,264
                                                                    -----------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET FUND - 3.2%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares                                    470,325          470
                                                                    -----------
     TOTAL MONEY MARKET FUND
       (Cost $470)                                                          470
                                                                    -----------
   TOTAL INVESTMENTS - 99.3%
       (Cost $14,198)                                               $    14,640
                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $14,737,523.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2005

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 57.4%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares                                     75,961  $       817
     HighMark Short Term Bond Fund,
       Fiduciary Shares                                     73,716          725
                                                                    -----------
     TOTAL FIXED INCOME FUNDS
       (Cost $1,554)                                                      1,542
                                                                    -----------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 38.2%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
       Fiduciary Shares                                     31,575          256
     HighMark Large Cap Growth Fund,
       Fiduciary Shares                                     15,007          129
     HighMark Large Cap Value Fund,
       Fiduciary Shares                                     21,270          266
     HighMark Small Cap Growth Fund,
       Fiduciary Shares                                      4,101           60
     HighMark Small Cap Value Fund,
       Fiduciary Shares                                      3,043           59
     HighMark Value Momentum Fund,
       Fiduciary Shares                                     10,657          257
                                                                    -----------
     TOTAL EQUITY FUNDS
       (Cost $980)                                                        1,027
                                                                    -----------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET FUND - 4.5%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares                                    121,066          121
                                                                    -----------
     TOTAL MONEY MARKET FUND
       (Cost $121)                                                          121
                                                                    -----------
   TOTAL INVESTMENTS - 100.1%
     (Cost $2,655)                                                  $     2,690
                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,686,224.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENTS OF ASSETS AND LIABILITIES (000)*
JULY 31, 2005

                                                                                   CAPITAL      GROWTH &     INCOME
                                                                                   GROWTH       INCOME        PLUS
                                                                                 ALLOCATION   ALLOCATION   ALLOCATION
                                                                                    FUND         FUND         FUND
                                                                                 ----------   ----------   ----------
ASSETS:
   Affiliated Investments at Value (Cost $12,868, $14,198
     and $2,655, respectively) ...............................................   $   13,419   $   14,640   $    2,690
   Receivable for Fund Shares Sold ...........................................          126          113           --
   Accrued Income ............................................................            1            1           --
   Prepaid Expenses ..........................................................            1            1           --
                                                                                 ----------   ----------   ----------
     TOTAL ASSETS ............................................................       13,547       14,755        2,690
                                                                                 ----------   ----------   ----------
LIABILITIES:
   Accrued Expenses@  ........................................................           16           17            4
                                                                                 ----------   ----------   ----------
     TOTAL LIABILITIES .......................................................           16           17            4
                                                                                 ----------   ----------   ----------
       NET ASSETS ............................................................   $   13,531   $   14,738   $    2,686
                                                                                 ==========   ==========   ==========
NET ASSETS:
   Paid-in-Capital (unlimited authorized - no par value)  ....................      $12,907      $14,246   $    2,645
   Undistributed net investment income .......................................           --            4            4
   Accumulated net realized gain on investments ..............................           73           46            2
   Net unrealized appreciation on investments ................................          551          442           35
                                                                                 ----------   ----------   ----------
       NET ASSETS ............................................................   $   13,531   $   14,738   $    2,686
                                                                                 ==========   ==========   ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A SHARES (A)
   ($8,957,199 / 404,202 SHARES, $10,157,609 / 470,051 SHARES
   AND $2,168,649 / 104,636 SHARES, RESPECTIVELY) ............................   $    22.16   $    21.61   $    20.73
                                                                                 ==========   ==========   ==========
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A SHARES
   ($22.16 / 94.5%, $21.61 / 94.5% AND $20.73 / 95.5%, RESPECTIVELY) .........   $    23.45   $    22.87   $    21.71
                                                                                 ==========   ==========   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -- CLASS C SHARES (A)
   ($4,573,303 / 207,263 SHARES, $4,579,914 / 212,573 SHARES
   AND $517,575 / 25,057 SHARES, RESPECTIVELY) ..............................    $    22.07   $    21.55   $    20.66
                                                                                 ==========   ==========   ==========

  * VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
 @ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A LISTING OF AFFILIATED PAYABLES.
(A) CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
    NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED JULY 31, 2005

                                                                    LARGE CAP      VALUE      LARGE CAP
                                                                     GROWTH      MOMENTUM       VALUE
                                                                      FUND         FUND         FUND
                                                                    ---------    ---------    ---------
Dividend Income .................................................   $   2,204    $  10,254    $   3,095
Interest Income .................................................         133+         288+         105+
Less: Foreign Taxes Withheld, Net of Reclaims ...................          (4)         (29)         (11)
                                                                    ---------    ---------    ---------
           Total Investment Income ..............................       2,333       10,513        3,189
                                                                    ---------    ---------    ---------
Expenses:
    Investment Adviser Fee ......................................         951        2,701          920
    Shareholder Servicing Fees Fiduciary Shares .................         324        1,029          245
    Shareholder Servicing Fees Class A Shares ...................          44           71          120
    Shareholder Servicing Fees Class B Shares ...................          23           23           10
    Administrative Fee ..........................................         317          901          307
    Custodian Fees ..............................................          16           45           15
    Trustees Fees ...............................................           8           21            7
    Transfer Agent Fees .........................................          86          104           88
    Distribution Fees Class A Shares ............................          44           71          120
    Distribution Fees Class B Shares ............................          71           70           30
    Distribution Fees Class C Shares ............................          15           10           33
    Professional Fees ...........................................          25           68           22
    Printing Fees ...............................................          16           43           14
    Registration Fees ...........................................          14           36           15
    Insurance Fees ..............................................           3            7           14
    Miscellaneous Fees ..........................................          12           31           11
                                                                    ---------    ---------    ---------
           Total Expenses .......................................       1,969        5,231        1,971
                                                                    ---------    ---------    ---------
    Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ..............................          --           --          (21)
           Shareholder Servicing Fees ...........................        (221)        (660)        (219)
           Administrative Fees ..................................         (40)        (113)         (38)
           Reduction of Expenses (1) ............................         (76)         (78)         (79)
                                                                    ---------    ---------    ---------
    Total Waivers and Reduction of Expenses .....................        (337)        (851)        (357)
                                                                    ---------    ---------    ---------
    Total Net Expenses ..........................................       1,632        4,380        1,614
                                                                    ---------    ---------    ---------
Net Investment Income (Loss) ...................................          701        6,133        1,575
                                                                    ---------    ---------    ---------
Net Realized Gain on Investments ...............................        7,638       40,252       13,957
Net Realized Gain on Option Contracts ..........................           --          633           --
Change in Unrealized Appreciation (Depreciation) on Investments
   and Options .................................................       14,181       23,331       13,838
                                                                    ---------    ---------    ---------
Net Realized and Unrealized Gain (Loss) on Investments .........       21,819       64,216       27,795
                                                                    ---------    ---------    ---------
Increase in Net Assets Resulting from Operations ...............    $  22,520    $  70,349    $  29,370
                                                                    =========    =========    =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
*   INCLUDES REALIZED GAINS AS A RESULT OF AN IN-KIND REDEMPTION (SEE NOTE 10
    IN NOTES TO FINANCIAL STATEMENTS).
+ INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1) SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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
                                                                      CORE                    SMALL CAP
                                                                     EQUITY      BALANCED      GROWTH
                                                                      FUND         FUND         FUND
                                                                    ---------    ---------    ---------
Dividend Income ................................................    $   2,500    $   1,648    $      69
Interest Income ................................................           84+       1,650+          20+
Less: Foreign Taxes Withheld, Net of Reclaims ..................           (6)          (3)          --
                                                                    ---------    ---------    ---------
           Total Investment Income .............................        2,578        3,295           89
                                                                    ---------    ---------    ---------
Expenses:
    Investment Adviser Fee .....................................          690          670          369
    Shareholder Servicing Fees Fiduciary Shares ................          271          250           67
    Shareholder Servicing Fees Class A Shares ..................            8           18           10
    Shareholder Servicing Fees Class B Shares ..................            8           10            1
    Administrative Fee .........................................          230          224           64
    Custodian Fees .............................................           12           11            3
    Trustees Fees ..............................................            6            6            2
    Transfer Agent Fees ........................................           75           80           58
    Distribution Fees Class A Shares ...........................            8           18           10
    Distribution Fees Class B Shares ...........................           24           30            4
    Distribution Fees Class C Shares ...........................            3            3           10
    Professional Fees ..........................................           17           18            8
    Printing Fees ..............................................           13           12            4
    Registration Fees ..........................................           16           10            9
    Insurance Fees .............................................           --            2           --
    Miscellaneous Fees .........................................            9           18            7
                                                                    ---------    ---------    ---------
           Total Expenses ......................................        1,390        1,380          626
                                                                    ---------    ---------    ---------
    Less: Waivers and Reduction of Expenses
           Investment Adviser Fees .............................          (14)          --          (12)
           Shareholder Servicing Fees ..........................         (167)        (161)         (46)
           Administrative Fees .................................          (29)         (28)          (8)
           Reduction of Expenses (1) ...........................          (69)         (73)         (54)
                                                                    ---------    ---------    ---------
    Total Waivers and Reduction of Expenses ....................         (279)        (262)        (120)
                                                                    ---------    ---------    ---------
    Total Net Expenses .........................................        1,111        1,118          506
                                                                    ---------    ---------    ---------
Net Investment Income (Loss) ...................................        1,467        2,177         (417)
                                                                    ---------    ---------    ---------
Net Realized Gain on Investments ...............................        9,660        6,575*       1,318
Net Realized Gain on Option Contracts ..........................           --           --           --
Change in Unrealized Appreciation (Depreciation) on Investments
   and Options .................................................        1,533          169        6,190
                                                                    ---------    ---------    ---------
Net Realized and Unrealized Gain (Loss) on Investments .........       11,193        6,744        7,508
                                                                    ---------    ---------    ---------
Increase in Net Assets Resulting from Operations ...............    $  12,660    $   8,921    $   7,091
                                                                    =========    =========    =========

                                                                                  CALIFORNIA       NATIONAL
                                                                    SMALL CAP    INTERMEDIATE    INTERMEDIATE
                                                                      VALUE        TAX-FREE        TAX-FREE
                                                                      FUND        BOND FUND       BOND FUND
                                                                    ---------    ------------    ------------
Dividend Income ................................................    $   3,036    $         17    $         --
Interest Income ................................................          319+          7,620           4,241
Less: Foreign Taxes Withheld, Net of Reclaims ..................           (2)             --              --
                                                                    ---------    ------------    ------------
           Total Investment Income .............................        3,353           7,637           4,241
                                                                    ---------    ------------    ------------
Expenses:
    Investment Adviser Fee .....................................        1,889             909             494
    Shareholder Servicing Fees Fiduciary Shares ................          290             287             236
    Shareholder Servicing Fees Class A Shares ..................          105             149              11
    Shareholder Servicing Fees Class B Shares ..................           37              17              --
    Administrative Fee .........................................          378             364             198
    Custodian Fees .............................................           19              18              10
    Trustees Fees ..............................................            8               9               5
    Transfer Agent Fees ........................................           99              81              53
    Distribution Fees Class A Shares ...........................          105             149              11
    Distribution Fees Class B Shares ...........................          111              52              --
    Distribution Fees Class C Shares ...........................          160               5              --
    Professional Fees ..........................................           27              28              15
    Printing Fees ..............................................           18              18               9
    Registration Fees ..........................................           10              16               7
    Insurance Fees .............................................           --               3               2
    Miscellaneous Fees .........................................            9              39              21
                                                                    ---------    ------------    ------------
           Total Expenses ......................................        3,265           2,144           1,072
                                                                    ---------    ------------    ------------
    Less: Waivers and Reduction of Expenses
           Investment Adviser Fees .............................           --            (459)           (465)
           Shareholder Servicing Fees ..........................         (237)           (436)           (247)
           Administrative Fees .................................          (47)            (45)            (25)
           Reduction of Expenses (1) ...........................          (88)            (70)            (47)
                                                                    ---------    ------------    ------------
    Total Waivers and Reduction of Expenses ....................         (372)         (1,010)           (784)
                                                                    ---------    ------------    ------------
    Total Net Expenses .........................................        2,893           1,134             288
                                                                    ---------    ------------    ------------
Net Investment Income (Loss) ...................................          460           6,503           3,953
                                                                    ---------    ------------    ------------
Net Realized Gain on Investments ...............................       12,191           1,397             521
Net Realized Gain on Option Contracts ..........................           --              --              --
Change in Unrealized Appreciation (Depreciation) on Investments
   and Options .................................................       36,213          (2,975)         (2,085)
                                                                    ---------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on Investments .........       48,404          (1,578)         (1,564)
                                                                    ---------    ------------    ------------
Increase in Net Assets Resulting from Operations ...............    $  48,864    $      4,925    $      2,389
                                                                    =========    ============    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            87

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED JULY 31, 2005

                                                                                                     100%
                                                                                    SHORT TERM   U.S. TREASURY
                                                                            BOND       BOND       MONEY MARKET
                                                                            FUND     FUND (2)        FUND
                                                                          -------   ----------   -------------
Dividend Income .......................................................   $    --   $       --   $          --
Interest Income .......................................................    25,949+         480+         18,186
Income from Investments in Affiliated Funds ...........................        --           --              --
                                                                          -------   ----------   -------------
           Total Investment Income ....................................    25,949          480          18,186
                                                                          -------   ----------   -------------
Expenses:
    Investment Adviser Fee ............................................     2,495           55           2,535
    Shareholder Servicing Fees Fiduciary Shares .......................     1,110           33           1,043
    Shareholder Servicing Fees Class A Shares .........................       116            1             407
    Shareholder Servicing Fees Class B Shares .........................        22           --              --
    Administrative Fee ................................................       998           45           1,690
    Custodian Fees ....................................................        50            1              84
    Trustees Fees .....................................................        23            1              39
    Distribution Fees Class A Shares ..................................       116            1             407
    Distribution Fees Class B Shares ..................................        67           --              --
    Distribution Fees Class C Shares ..................................        --           --              --
    Distribution Fees Class S Shares ..................................        --           --           1,458
    Transfer Agent Fees ...............................................       121            1              90
    Professional Fees .................................................        76            2             127
    Registration Fees .................................................        66            1              95
    Printing Fees .....................................................        49            2              80
    Insurance Fees ....................................................         1           --              15
    Miscellaneous Fees ................................................        59           10              45
                                                                          -------   ----------   -------------
           Total Expenses .............................................     5,369          153           8,115
                                                                          -------   ----------   -------------
    Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ....................................       (75)          --             (64)
           Shareholder Servicing Fees .................................    (1,127)         (34)         (1,450)
           Administrative Fees ........................................      (125)         (28)           (211)
           Reduction of Expenses (1) ..................................       (91)          --             (40)
                                                                          -------   ----------   -------------
    Total Waivers and Reduction of Expenses ...........................    (1,418)         (62)         (1,765)
                                                                          -------   ----------   -------------
Total Net Expenses ....................................................     3,951           91           6,350
                                                                          -------   ----------   -------------
Net Investment Income .................................................    21,998          389          11,836
                                                                          -------   ----------   -------------
Net Realized Gain (Loss) on Investments ...............................     1,673           (7)             42
Net Realized Gain on Investments in Affiliated Funds ..................        --           --              --
Change in Unrealized Depreciation on Investments ......................    (2,416)        (260)             --
Change in Unrealized Appreciation on Investments in Affiliated Funds ..        --           --              --
                                                                          -------   ----------   -------------
Net Realized and Unrealized Gain (Loss) on Investments ................      (743)        (267)             42
                                                                          -------   ----------   -------------
Increase in Net Assets Resulting from Operations ......................   $21,255   $      122   $      11,878
                                                                          =======   ==========   =============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO
    FINANCIAL STATEMENTS).
(1) SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(2) COMMENCED OPERATIONS ON NOVEMBER 2, 2004 AS SUCH STATEMENTS REFLECT OPERATIONS FROM THE COMMENCEMENT DATE THROUGH JULY 31, 2005.
(3) COMMENCED OPERATIONS ON OCTOBER 12, 2004 AS SUCH STATEMENTS REFLECT OPERATIONS FROM THE COMMENCEMENT DATE THROUGH JULY 31, 2005.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

88                                  1.800.433.6884

--------------------------------------------------------------------------------

                                                                                                            CALIFORNIA
                                                                          U.S. GOVERNMENT    DIVERSIFIED     TAX-FREE
                                                                            MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                                               FUND            FUND            FUND
                                                                          ---------------   ------------   ------------
Dividend Income .......................................................   $            --   $         --   $          8
Interest Income .......................................................            10,240         78,248          9,664
Income from Investments in Affiliated Funds ...........................                --             --             --
                                                                          ---------------   ------------   ------------
           Total Investment Income ....................................            10,240         78,248          9,672
                                                                          ---------------   ------------   ------------
Expenses:
    Investment Adviser Fee ............................................             1,295          9,588          1,527
    Shareholder Servicing Fees Fiduciary Shares .......................               888          4,966            527
    Shareholder Servicing Fees Class A Shares .........................                90          1,324            655
    Shareholder Servicing Fees Class B Shares .........................                 3             --             --
    Administrative Fee ................................................               864          6,392          1,018
    Custodian Fees ....................................................                43            320             51
    Trustees Fees .....................................................                20            148             24
    Distribution Fees Class A Shares ..................................                90          1,324            655
    Distribution Fees Class B Shares ..................................                10             --             --
    Distribution Fees Class C Shares ..................................                --             --             --
    Distribution Fees Class S Shares ..................................               215          3,740            199
    Transfer Agent Fees ...............................................                82            225             72
    Professional Fees .................................................                63            472             76
    Registration Fees .................................................                39            243             37
    Printing Fees .....................................................                40            300             69
    Insurance Fees ....................................................                 8             56              9
    Miscellaneous Fees ................................................                32            169             36
                                                                          ---------------   ------------   ------------
           Total Expenses .............................................             3,782         29,267          4,955
                                                                          ---------------   ------------   ------------
    Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ....................................               (31)          (106)          (440)
           Shareholder Servicing Fees .................................              (978)        (6,290)        (1,182)
           Administrative Fees ........................................              (108)          (799)          (127)
           Reduction of Expenses (1) ..................................               (57)           (40)           (39)
                                                                          ---------------   ------------   ------------
    Total Waivers and Reduction of Expenses ...........................            (1,174)        (7,235)        (1,788)
                                                                          ---------------   ------------   ------------
Total Net Expenses ....................................................             2,608         22,032          3,167
                                                                          ---------------   ------------   ------------
Net Investment Income .................................................             7,632         56,216          6,505
                                                                          ---------------   ------------   ------------
Net Realized Gain (Loss) on Investments ...............................                (1)            (2)             1
Net Realized Gain on Investments in Affiliated Funds ..................                --             --             --
Change in Unrealized Depreciation on Investments ......................                --             --             --
Change in Unrealized Appreciation on Investments in Affiliated Funds ..                --             --             --
                                                                          ---------------   ------------   ------------
Net Realized and Unrealized Gain (Loss) on Investments ................                (1)            (2)             1
                                                                          ---------------   ------------   ------------
Increase in Net Assets Resulting from Operations ......................   $         7,631   $     56,214   $      6,506
                                                                          ===============   ============   ============

                                                                            CAPITAL     GROWTH &      INCOME
                                                                            GROWTH       INCOME        PLUS
                                                                          ALLOCATION   ALLOCATION   ALLOCATION
                                                                           FUND (3)     FUND (3)     FUND (3)
                                                                          ----------   ----------   ----------
Dividend Income .......................................................   $       --   $       --   $       --
Interest Income .......................................................           --           --           --
Income from Investments in Affiliated Funds ...........................           60          102           22
                                                                          ----------   ----------   ----------
           Total Investment Income ....................................           60          102           22
                                                                          ----------   ----------   ----------
Expenses:
    Investment Adviser Fee ............................................           31           34            5
    Shareholder Servicing Fees Fiduciary Shares .......................           --           --           --
    Shareholder Servicing Fees Class A Shares .........................            8            9            2
    Shareholder Servicing Fees Class B Shares .........................           --           --           --
    Administrative Fee ................................................           38           39           32
    Custodian Fees ....................................................           --            1           --
    Trustees Fees .....................................................           --           --           --
    Distribution Fees Class A Shares ..................................            8            9            2
    Distribution Fees Class B Shares ..................................           --           --           --
    Distribution Fees Class C Shares ..................................           15           17            1
    Distribution Fees Class S Shares ..................................           --           --           --
    Transfer Agent Fees ...............................................           --           --           --
    Professional Fees .................................................            1            1           --
    Registration Fees .................................................           --           --           --
    Printing Fees .....................................................           --           --           --
    Insurance Fees ....................................................           --           --           --
    Miscellaneous Fees ................................................           --           --           --
                                                                          ----------   ----------   ----------
           Total Expenses .............................................          101          110           42
                                                                          ----------   ----------   ----------
    Less: Waivers and Reduction of Expenses
           Investment Adviser Fees ....................................          (10)         (12)          (3)
           Shareholder Servicing Fees .................................           (8)          (9)          (2)
           Administrative Fees ........................................          (33)         (34)         (30)
           Reduction of Expenses (1) ..................................           --           --           --
                                                                          ----------   ----------   ----------
    Total Waivers and Reduction of Expenses ...........................          (51)         (55)         (35)
                                                                          ----------   ----------   ----------
Total Net Expenses ....................................................           50           55            7
                                                                          ----------   ----------   ----------
Net Investment Income .................................................           10           47           15
                                                                          ----------   ----------   ----------
Net Realized Gain (Loss) on Investments ...............................           --           --           --
Net Realized Gain on Investments in Affiliated Funds ..................           78           46            2
Change in Unrealized Depreciation on Investments ......................           --           --           --
Change in Unrealized Appreciation on Investments in Affiliated Funds ..          551          442           35
                                                                          ----------   ----------   ----------
Net Realized and Unrealized Gain (Loss) on Investments ................          629          488           37
                                                                          ----------   ----------   ----------
Increase in Net Assets Resulting from Operations ......................   $      639   $      535   $       52
                                                                          ==========   ==========   ==========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                       WWW.HIGHMARKFUNDS.COM                                  89

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED JULY 31,

                                                                LARGE CAP  GROWTH        VALUE MOMENTUM          LARGE CAP VALUE
                                                                      FUND                    FUND                    FUND
                                                               -------------------   ----------------------   ---------------------
                                                                 2005       2004       2005         2004         2005       2004
                                                               -------------------   ----------------------   ---------------------
Investment Activities:
   Net Investment Income (Loss) .............................  $    701   $   (465)  $   6,133   $    5,090   $   1,575   $   1,039
   Net Realized Gain on Investments .........................     7,638     12,900      40,252       40,668      13,957      13,762
   Net Realized Gain on Option Contracts ....................        --         --         633          136          --          --
   Net Realized Loss on Foreign Currency Transactions .......        --         --          --           --          --          --
   Change in Unrealized Appreciation (Depreciation) on
      Investments and Options ...............................    14,181     (4,253)     23,331       13,554      13,838       5,516
                                                               --------   --------   ---------   ----------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting From
  Operations ................................................    22,520      8,182      70,349       59,448      29,370      20,317
                                                               --------   --------   ---------   ----------   ---------   ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................................      (420)        --      (6,024)      (4,871)     (1,108)       (798)
      Class A Shares ........................................       (18)        --        (349)        (305)       (423)       (245)
      Class B Shares ........................................        --         --         (61)         (39)        (14)         (7)
      Class C Shares ........................................        --         --          (7)          (4)        (12)         (3)
   Capital Gains:
      Fiduciary Shares ......................................        --         --     (31,807)     (17,256)         --          --
      Class A Shares ........................................        --         --      (2,244)      (1,354)         --          --
      Class B Shares ........................................        --         --        (724)        (409)         --          --
      Class C Shares ........................................        --         --         (76)         (42)         --          --
                                                               --------   --------   ---------   ----------   ---------   ---------
         Total Dividends and Distributions ..................      (438)        --     (41,292)     (24,280)     (1,557)     (1,053)
                                                               --------   --------   ---------   ----------   ---------   ---------
Change in Net Assets ........................................    22,082      8,182      29,057       35,168      27,813      19,264
                                                               --------   --------   ---------   ----------   ---------   ---------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................    16,022     28,888+     61,206       75,281      37,828      23,702
      Reinvestment of Dividends and Distributions ...........       285         --      34,622       19,803         699         462
      Cost of Shares Redeemed ...............................   (42,384)   (60,165)    (81,338)     (87,468)    (20,473)    (15,593)
      Redemption Fees .......................................        --        553          --           --          --          --
                                                               --------   --------   ---------   ----------   ---------   ---------
         Total Fiduciary Share Transactions .................   (26,077)   (30,724)     14,490        7,616      18,054       8,571
                                                               --------   --------   ---------   ----------   ---------   ---------
   Class A Shares:
      Proceeds from Shares Issued ...........................     1,446      5,356+      3,117        5,126      30,043       4,381
      Reinvestment of Dividends and Distributions ...........        16         --       2,331        1,464         373         235
      Cost of Shares Redeemed ...............................    (5,366)    (6,096)     (6,926)      (7,809)     (9,766)     (5,709)
      Redemption Fees .......................................         1         76           8           --           6          --
                                                               --------   --------   ---------   ----------   ---------   ---------
         Total Class A Share Transactions ...................    (3,903)      (664)     (1,470)      (1,219)     20,656      (1,093)
                                                               --------   --------   ---------   ----------   ---------   ---------
   Class B Shares:
      Proceeds from Shares Issued ...........................       133      1,269+        252        1,118         304       1,455
      Reinvestment of Dividends and Distributions ...........        --         --         756          435          12           6
      Cost of Shares Redeemed ...............................    (2,109)    (2,162)     (1,403)      (1,220)       (668)       (264)
      Redemption Fees .......................................        --         40          --           --          --          --
                                                               --------   --------   ---------   ----------   ---------   ---------
         Total Class B Share Transactions ...................    (1,976)      (853)       (395)         333        (352)      1,197
                                                               --------   --------   ---------   ----------   ---------   ---------
   Class C Shares (2):
      Proceeds from Shares Issued ...........................       191        639+        357          195       2,542       1,531
      Reinvestment of Dividends and Distributions ...........        --         --          66           33          11           3
      Cost of Shares Redeemed ...............................      (508)      (333)        (66)        (285)       (302)        (13)
      Redemption Fees .......................................        --          6          --           --          --          --
                                                               --------   --------   ---------   ----------   ---------   ---------
         Total Class C Share Transactions ...................      (317)       312         357          (57)      2,251       1,521
                                                               --------   --------   ---------   ----------   ---------   ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions .............................................   (32,273)   (31,929)     12,982        6,673      40,609      10,196
                                                               --------   --------   ---------   ----------   ---------   ---------
         Total Increase (Decrease) in Net Assets ............   (10,191)   (23,747)     42,039       41,841      68,422      29,460
                                                               --------   --------   ---------   ----------   ---------   ---------
Net Assets:
   Beginning of Year ........................................   168,073    191,820     428,115      386,274     126,032      96,572
                                                               --------   --------   ---------   ----------   ---------   ---------
   End of Year ..............................................  $157,882   $168,073   $ 470,154   $  428,115   $ 194,454   $ 126,032
                                                               ========   ========   =========   ==========   =========   =========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment Income) .......  $    263   $     --   $      --   $      126   $      69   $      51
                                                               ========   ========   =========   ==========   =========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
  * INCLUDES REALIZED GAINS OR REDEMPTIONS AS A RESULT OF AN IN-KIND
    TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
  + SUBSCRIPTIONS INCLUDE A CAPITAL INFUSION OF $99,244 FROM THE
    ADMINISTRATOR (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
(1) FOR SHARE TRANSACTIONS, SEE NOTE 13 IN NOTES TO FINANCIAL
    STATEMENTS.
(2) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE
    CORE EQUITY FUND.

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

90                               1.800.433.6884

--------------------------------------------------------------------------------

                                                                   CORE EQUITY              BALANCED
                                                                       FUND                   FUND
                                                               -------------------   ----------------------
                                                                 2005       2004       2005         2004
                                                               -------------------   ----------------------
Investment Activities:
   Net Investment Income (Loss) .............................  $  1,467   $    460   $   2,177   $    1,709
   Net Realized Gain on Investments .........................     9,660      4,005       6,575*       9,876
   Net Realized Gain on Option Contracts ....................        --         --          --           --
   Net Realized Loss on Foreign Currency Transactions .......        --         --          --           --
   Change in Unrealized Appreciation (Depreciation) on
      Investments and Options ...............................     1,533      7,362         169       (1,341)
                                                               --------   --------   ---------   ----------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...............................................    12,660     11,827       8,921       10,244
                                                               --------   --------   ---------   ----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................................    (1,405)      (479)     (2,072)      (1,582)
      Class A Shares ........................................       (30)        (8)       (134)         (78)
      Class B Shares ........................................       (19)        (1)        (49)         (20)
      Class C Shares ........................................        (2)        --          (4)          (1)
   Capital Gains:
      Fiduciary Shares ......................................        --         --          --           --
      Class A Shares ........................................        --         --          --           --
      Class B Shares ........................................        --         --          --           --
      Class C Shares ........................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Dividends and Distributions ..................    (1,456)      (488)     (2,259)      (1,681)
                                                               --------   --------   ---------   ----------
Change in Net Assets ........................................    11,204     11,339       6,662        8,563
                                                               --------   --------   ---------   ----------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................    12,443     19,620      12,780       25,365
      Reinvestment of Dividends and Distributions ...........       304        131       2,022        1,538
      Cost of Shares Redeemed ...............................   (30,248)   (32,197)    (79,955)*    (31,206)
      Redemption Fees .......................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Fiduciary Share Transactions .................   (17,501)   (12,446)    (65,153)      (4,303)
                                                               --------   --------   ---------   ----------
   Class A Shares:
      Proceeds from Shares Issued ...........................       394      1,390         573          966
      Reinvestment of Dividends and Distributions ...........        28          8         128           76
      Cost of Shares Redeemed ...............................    (1,343)    (1,305)       (958)      (1,633)
      Redemption Fees .......................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Class A Share Transactions ...................      (921)        93        (257)        (591)
                                                               --------   --------   ---------   ----------
   Class B Shares:
      Proceeds from Shares Issued ...........................        18        299         110          432
      Reinvestment of Dividends and Distributions ...........        18          1          46           19
      Cost of Shares Redeemed ...............................      (543)      (422)     (1,031)        (601)
      Redemption Fees .......................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Class B Share Transactions ...................      (507)      (122)       (875)        (150)
                                                               --------   --------   ---------   ----------
   Class C Shares (2):
      Proceeds from Shares Issued ...........................        40        283          94          210
      Reinvestment of Dividends and Distributions ...........         2         --           4            1
      Cost of Shares Redeemed ...............................       (66)        (1)       (114)         (31)
      Redemption Fees .......................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Class C Share Transactions ...................       (24)       282         (16)         180
                                                               --------   --------   ---------   ----------
Net Increase (Decrease) in Net Assets From Share Transactions   (18,953)   (12,193)    (66,301)      (4,864)
                                                               --------   --------   ---------   ----------
         Total Increase (Decrease) in Net Assets ............    (7,749)      (854)    (59,639)       3,699
                                                               --------   --------   ---------   ----------
Net Assets:
   Beginning of Year ........................................   120,517    121,371     130,418      126,719
                                                               --------   --------   ---------   ----------
   End of Year ..............................................  $112,768   $120,517   $  70,779   $  130,418
                                                               ========   ========   =========   ==========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment Income) .......  $      6   $     (5)  $      (3)  $       46
                                                               ========   ========   =========   ==========

                                                                 SMALL CAP GROWTH       SMALL CAP VALUE
                                                                      FUND                   FUND
                                                               -------------------   ----------------------
                                                                 2005        2004         2005       2004
                                                               -------------------   ----------------------
Investment Activities:
   Net Investment Income (Loss) .............................  $   (417)  $   (428)  $     460   $       71
   Net Realized Gain on Investments .........................     1,318        724      12,191       13,910
   Net Realized Gain on Option Contracts ....................        --         --          --           --
   Net Realized Loss on Foreign Currency Transactions .......        --         --          --           (2)
   Change in Unrealized Appreciation (Depreciation) on
      Investments and Options ...............................     6,190     (1,690)     36,213       10,458
                                                               --------   --------   ---------   ----------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...............................................     7,091     (1,394)     48,864       24,437
                                                               --------   --------   ---------   ----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................................        --         --        (126)        (448)
      Class A Shares ........................................        --         --         (31)        (118)
      Class B Shares ........................................        --         --          (5)         (23)
      Class C Shares ........................................        --         --          (6)         (10)
   Capital Gains:
      Fiduciary Shares ......................................       (40)      (343)     (6,654)      (1,235)
      Class A Shares ........................................        (6)       (80)     (2,401)        (403)
      Class B Shares ........................................        (1)        (5)       (900)        (194)
      Class C Shares ........................................        (2)       (13)       (907)         (71)
                                                               --------   --------   ---------   ----------
         Total Dividends and Distributions ..................       (49)      (441)    (11,030)      (2,502)
                                                               --------   --------   ---------   ----------
Change in Net Assets ........................................     7,042     (1,835)     37,834       21,935
                                                               --------   --------   ---------   ----------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................     5,056     25,907      35,372       31,292
      Reinvestment of Dividends and Distributions ...........        37        319       6,181        1,367
      Cost of Shares Redeemed ...............................   (10,003)    (4,665)    (31,441)     (25,050)
      Redemption Fees .......................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Fiduciary Share Transactions .................    (4,910)    21,561      10,112        7,609
                                                               --------   --------   ---------   ----------
   Class A Shares:
      Proceeds from Shares Issued ...........................       924      2,364      19,921       21,489
      Reinvestment of Dividends and Distributions ...........         5         75       2,052          423
      Cost of Shares Redeemed ...............................      (886)    (2,978)    (11,787)     (13,603)
      Redemption Fees .......................................        --         --           1           --
                                                               --------   --------   ---------   ----------
         Total Class A Share Transactions ...................        43       (539)     10,187        8,309
                                                               --------   --------   ---------   ----------
   Class B Shares:
      Proceeds from Shares Issued ...........................         4        520         281        2,612
      Reinvestment of Dividends and Distributions ...........         1          5         833          197
      Cost of Shares Redeemed ...............................      (101)       (45)     (2,194)      (2,273)
      Redemption Fees .......................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Class B Share Transactions ...................       (96)       480      (1,080)         536
                                                               --------   --------   ---------   ----------
   Class C Shares (2):
      Proceeds from Shares Issued ...........................       137        572       6,869        8,447
      Reinvestment of Dividends and Distributions ...........         1         12         681           77
      Cost of Shares Redeemed ...............................      (247)       (55)     (1,424)        (564)
      Redemption Fees .......................................        --         --          --           --
                                                               --------   --------   ---------   ----------
         Total Class C Share Transactions ...................      (109)       529       6,126        7,960
                                                               --------   --------   ---------   ----------
Net Increase (Decrease) in Net Assets From Share Transactions    (5,072)    22,031      25,345       24,414
                                                               --------   --------   ---------   ----------
         Total Increase (Decrease) in Net Assets ............     1,970     20,196      63,179       46,349
                                                               --------   --------   ---------   ----------
Net Assets:
   Beginning of Year ........................................    32,077     11,881     163,847      117,498
                                                               --------   --------   ---------   ----------
   End of Year ..............................................  $ 34,047   $ 32,077   $ 227,026   $  163,847
                                                               ========   ========   =========   ==========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment Income) .......  $     --   $     --   $     292   $       --
                                                               ========   ========   =========   ==========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            91

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIOD ENDED JULY 31,

                                                                             CALIFORNIA INTERMEDIATE   NATIONAL INTERMEDIATE
                                                                                 TAX-FREE BOND             TAX-FREE BOND
                                                                                      FUND                      FUND
                                                                             ----------------------    ----------------------
                                                                                2005        2004          2005         2004
                                                                             ----------------------    ----------------------
Investment Activities:
   Net Investment Income ................................................    $   6,503    $   7,831    $   3,953    $   4,348
   Net Realized Gain (Loss) on Investments ..............................        1,397        2,002          521          740
   Change in Unrealized Depreciation on Investments .....................       (2,975)      (1,701)      (2,085)      (2,268)
                                                                             ---------    ---------    ---------    ---------
Net Increase in Net Assets Resulting From Operations ....................        4,925        8,132        2,389        2,820
                                                                             ---------    ---------    ---------    ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................................       (4,235)      (4,960)      (3,785)      (4,146)
      Class A Shares ....................................................       (2,060)      (2,670)        (158)        (127)
      Class B Shares ....................................................         (190)        (241)          --           --
      Class C Shares ....................................................          (20)          (4)          (1)          --
      Class S Shares ....................................................           --           --           --           --
   Capital Gains:
      Fiduciary Shares ..................................................       (1,141)        (252)        (729)         (10)
      Class A Shares ....................................................         (583)        (153)         (36)          --
      Class B Shares ....................................................          (70)         (17)          --           --
      Class C Shares ....................................................           (6)          --           --           --
                                                                             ---------    ---------    ---------    ---------
         Total Dividends and Distributions ..............................       (8,305)      (8,297)      (4,709)      (4,283)
                                                                             ---------    ---------    ---------    ---------
Change in Net Assets ....................................................       (3,380)        (165)      (2,320)      (1,463)
                                                                             ---------    ---------    ---------    ---------
Share Transactions: (1)
   Fiduciary Shares:
      Conversion of the:
         UBOC Municipal Bond Fund (2) ...................................           --           --           --       47,618
      Proceeds from Shares Issued .......................................       10,990       21,780        3,764        4,710
      Reinvestment of Dividends and Distributions .......................        1,443        1,036          718           23
      Cost of Shares Redeemed ...........................................      (28,742)     (41,139)      (9,853)     (25,916)
                                                                             ---------    ---------    ---------    ---------
         Total Fiduciary Share Transactions .............................      (16,309)     (18,323)      (5,371)      26,435
                                                                             ---------    ---------    ---------    ---------
   Class A Shares:
      Proceeds from Shares Issued .......................................        5,352        7,985        2,322        3,688
      Reinvestment of Dividends and Distributions .......................        1,880        2,059          118           72
      Cost of Shares Redeemed ...........................................      (14,856)     (38,988)      (3,313)      (1,705)
                                                                             ---------    ---------    ---------    ---------
         Total Class A Share Transactions ...............................       (7,624)     (28,944)        (873)       2,055
                                                                             ---------    ---------    ---------    ---------
   Class B Shares:
      Proceeds from Shares Issued .......................................           84          464           --           --
      Reinvestment of Dividends and Distributions .......................          196          190           --           --
      Cost of Shares Redeemed ...........................................       (1,242)      (2,852)          --           --
                                                                             ---------    ---------    ---------    ---------
         Total Class B Share Transactions ...............................         (962)      (2,198)          --           --
                                                                             ---------    ---------    ---------    ---------
   Class C Shares (3):
      Proceeds from Shares Issued .......................................          376          543           50           --
      Reinvestment of Dividends and Distributions .......................           26            4            1           --
      Cost of Shares Redeemed ...........................................           (5)          --           --           --
                                                                             ---------    ---------    ---------    ---------
         Total Class C Share Transactions ...............................          397          547           51           --
                                                                             ---------    ---------    ---------    ---------
   Class S Shares:
      Proceeds from Shares Issued .......................................           --           --           --           --
      Reinvestment of Dividends .........................................           --           --           --           --
      Cost of Shares Redeemed ...........................................           --           --           --           --
                                                                             ---------    ---------    ---------    ---------
         Total Class S Share Transactions ...............................           --           --           --           --
                                                                             ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets From Share Transactions ...........      (24,498)     (48,918)      (6,193)      28,490
                                                                             ---------    ---------    ---------    ---------
         Total Increase (Decrease) in Net Assets ........................      (27,878)     (49,083)      (8,513)      27,027
                                                                             ---------    ---------    ---------    ---------
Net Assets:
   Beginning of Year ....................................................      191,252      240,335      102,419       75,392
                                                                             ---------    ---------    ---------    ---------
   End of Year ..........................................................    $ 163,374    $ 191,252    $  93,906    $ 102,419
                                                                             =========    =========    =========    =========
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income) ...................................................    $     186    $     188    $     178    $     169
                                                                             =========    =========    =========    =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)  FOR SHARE TRANSACTIONS, SEE NOTE 13 IN NOTES TO FINANCIAL STATEMENTS.
(2)  SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS.
(3) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CALIFORNIA INTERMEDIATE TAX-FREE BOND, THE NATIONAL INTERMEDIATE TAX-FREE BOND, AND THE BOND FUND CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 30, 2004 FOR THE SHORT TERM BOND FUND.
(4)  COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

92                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                                      SHORT TERM
                                                                                     BOND                BOND
                                                                                     FUND                FUND
                                                                            ----------------------    ----------
                                                                              2005          2004        2005 (4)
                                                                            ----------------------    ----------
Investment Activities:
   Net Investment Income ................................................   $  21,998    $  24,458      $    389
   Net Realized Gain (Loss) on Investments ..............................       1,673        2,539            (7)
   Change in Unrealized Depreciation on Investments .....................      (2,416)      (1,153)         (260)
                                                                            ---------    ---------      --------
Net Increase in Net Assets Resulting From Operations ....................      21,255       25,844           122
                                                                            ---------    ---------      --------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................................     (20,552)     (22,544)         (371)
      Class A Shares ....................................................      (2,055)      (2,334)          (15)
      Class B Shares ....................................................        (331)        (418)           --
      Class C Shares ....................................................          (1)          --            --
      Class S Shares ....................................................          --           --            --
   Capital Gains:
      Fiduciary Shares ..................................................          --           --            --
      Class A Shares ....................................................          --           --            --
      Class B Shares ....................................................          --           --            --
      Class C Shares ....................................................          --           --            --
                                                                            ---------    ---------      --------
         Total Dividends and Distributions ..............................     (22,939)     (25,296)         (386)
                                                                            ---------    ---------      --------
Change in Net Assets ....................................................      (1,684)         548          (264)
                                                                            ---------    ---------      --------
Share Transactions: (1)
   Fiduciary Shares:
      Conversion of the:
         UBOC Municipal Bond Fund (2) ...................................          --           --            --
      Proceeds from Shares Issued .......................................      70,035       76,226        26,111
      Reinvestment of Dividends and Distributions .......................      10,347       11,296           105
      Cost of Shares Redeemed ...........................................    (100,674)    (142,334)       (1,411)
                                                                            ---------    ---------      --------
         Total Fiduciary Share Transactions .............................     (20,292)     (54,812)       24,805
                                                                            ---------    ---------      --------
   Class A Shares:
      Proceeds from Shares Issued .......................................       4,079        7,568         1,632
      Reinvestment of Dividends and Distributions .......................       1,375        1,526             2
      Cost of Shares Redeemed ...........................................      (8,025)     (18,662)         (191)
                                                                            ---------    ---------      --------
         Total Class A Share Transactions ...............................      (2,571)      (9,568)        1,443
                                                                            ---------    ---------      --------
   Class B Shares:
      Proceeds from Shares Issued .......................................         164          714            --
      Reinvestment of Dividends and Distributions .......................         260          308            --
      Cost of Shares Redeemed ...........................................      (1,907)      (3,606)           --
                                                                            ---------    ---------      --------
         Total Class B Share Transactions ...............................      (1,483)      (2,584)           --
                                                                            ---------    ---------      --------
   Class C Shares (3):
      Proceeds from Shares Issued .......................................          26           38            15
      Reinvestment of Dividends and Distributions .......................           1           --            --
      Cost of Shares Redeemed ...........................................          (3)         (24)           --
                                                                            ---------    ---------      --------
         Total Class C Share Transactions ...............................          24           14            15
                                                                            ---------    ---------      --------
   Class S Shares:
      Proceeds from Shares Issued .......................................          --           --            --
      Reinvestment of Dividends .........................................          --           --            --
      Cost of Shares Redeemed ...........................................          --           --            --
                                                                            ---------    ---------      --------
         Total Class S Share Transactions ...............................          --           --            --
                                                                            ---------    ---------      --------
Net Increase (Decrease) in Net Assets From Share Transactions ...........     (24,322)     (66,950)       26,263
                                                                            ---------    ---------      --------
         Total Increase (Decrease) in Net Assets ........................     (26,006)     (66,402)       25,999
                                                                            ---------    ---------      --------
Net Assets:
   Beginning of Year ....................................................     508,039      574,441            --
                                                                            ---------    ---------      --------
   End of Year ..........................................................   $ 482,033    $ 508,039      $ 25,999
                                                                            =========    =========      ========
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income) ...................................................   $     582    $     556      $     18
                                                                            =========    =========      ========

                                                                               100% U.S. TREASURY             U.S. GOVERNMENT
                                                                                  MONEY MARKET                 MONEY MARKET
                                                                                      FUND                          FUND
                                                                           --------------------------    --------------------------
                                                                               2005           2004           2005           2004
                                                                           --------------------------    --------------------------
Investment Activities:
   Net Investment Income .............................................     $    11,836    $     2,810    $     7,632    $     2,736
   Net Realized Gain (Loss) on Investments ...........................              42             21             (1)            --
   Change in Unrealized Depreciation on Investments ..................              --             --             --             --
                                                                           -----------    -----------    -----------    -----------
Net Increase in Net Assets Resulting From Operations .................          11,878          2,831          7,631          2,736
                                                                           -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...............................................          (6,673)        (2,379)        (6,524)        (2,584)
      Class A Shares .................................................          (2,262)          (445)          (557)          (123)
      Class B Shares .................................................              --             --            (10)            (1)
      Class C Shares .................................................              --             --             --             --
      Class S Shares .................................................          (2,902)          (250)          (541)           (28)
   Capital Gains:
      Fiduciary Shares ...............................................              --             --             --             --
      Class A Shares .................................................              --             --             --             --
      Class B Shares .................................................              --             --             --             --
      Class C Shares .................................................              --             --             --             --
                                                                           -----------    -----------    -----------    -----------
         Total Dividends and Distributions ...........................         (11,837)        (3,074)        (7,632)        (2,736)
                                                                           -----------    -----------    -----------    -----------
Change in Net Assets .................................................              41           (243)            (1)            --
                                                                           -----------    -----------    -----------    -----------
Share Transactions: (1)
   Fiduciary Shares:
      Conversion of the:
         UBOC Municipal Bond Fund (2) ................................              --             --             --             --
      Proceeds from Shares Issued ....................................       2,968,389      2,040,049      3,157,136      2,781,841
      Reinvestment of Dividends and Distributions ....................             320            105            158             52
      Cost of Shares Redeemed ........................................      (2,977,833)    (2,153,114)    (3,106,150)    (2,966,230)
                                                                           -----------    -----------    -----------    -----------
         Total Fiduciary Share Transactions ..........................          (9,124)      (112,960)        51,144       (184,337)
                                                                           -----------    -----------    -----------    -----------
   Class A Shares:
      Proceeds from Shares Issued ....................................         392,802        457,861         64,614         53,832
      Reinvestment of Dividends and Distributions ....................           2,262            445            557            123
      Cost of Shares Redeemed ........................................        (358,263)      (480,928)       (73,865)       (46,334)
                                                                           -----------    -----------    -----------    -----------
         Total Class A Share Transactions ............................          36,801        (22,622)        (8,694)         7,621
                                                                           -----------    -----------    -----------    -----------
   Class B Shares:
      Proceeds from Shares Issued ....................................              --             --            326            671
      Reinvestment of Dividends and Distributions ....................              --             --             10              1
      Cost of Shares Redeemed ........................................              --             --           (843)        (1,243)
                                                                           -----------    -----------    -----------    -----------
         Total Class B Share Transactions ............................              --             --           (507)          (571)
                                                                           -----------    -----------    -----------    -----------
   Class C Shares (3):
      Proceeds from Shares Issued ....................................              --             --             --             --
      Reinvestment of Dividends and Distributions ....................              --             --             --             --
      Cost of Shares Redeemed ........................................              --             --             --             --
                                                                           -----------    -----------    -----------    -----------
         Total Class C Share Transactions ............................              --             --             --             --
                                                                           -----------    -----------    -----------    -----------
   Class S Shares:
      Proceeds from Shares Issued ....................................         873,865      1,047,322        317,539        296,462
      Reinvestment of Dividends ......................................           2,902            249            541             28
      Cost of Shares Redeemed ........................................        (881,984)    (1,165,831)      (292,400)      (324,807)
                                                                           -----------    -----------    -----------    -----------
         Total Class S Share Transactions ............................          (5,217)      (118,260)        25,680        (28,317)
                                                                           -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets From Share Transactions ........          22,460       (253,842)        67,623       (205,604)
                                                                           -----------    -----------    -----------    -----------
         Total Increase (Decrease) in Net Assets .....................          22,501       (254,085)        67,622       (205,604)
                                                                           -----------    -----------    -----------    -----------
Net Assets:
   Beginning of Year .................................................         844,805      1,098,890        463,402        669,006
                                                                           -----------    -----------    -----------    -----------
   End of Year .......................................................     $   867,306    $   844,805    $   531,024    $   463,402
                                                                           ===========    ===========    ===========    ===========
Undistributed Net Investment Income (Distributions in Excess of Net
   Investment Income) ................................................     $        --    $         1    $        (1)   $        (1)
                                                                           ===========    ===========    ===========    ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           93

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIOD ENDED JULY 31,

                                                                                   DIVERSIFIED              CALIFORNIA TAX-FREE
                                                                                   MONEY MARKET                 MONEY MARKET
                                                                                       FUND                         FUND
                                                                            --------------------------   ------------------------
                                                                                2005          2004          2005         2004
                                                                            --------------------------   ------------------------
Investment Activities:
  Net Investment Income .................................................   $     56,216   $    15,770   $    6,505   $     2,180
  Net Realized Gain (Loss) on Investments ...............................             (2)           13            1             2
  Net Realized Gain on Investments in Affiliated Funds ..................             --            --           --            --
  Change in Unrealized Appreciation on Investments ......................             --            --           --            --
  Change in Unrealized Appreciation on Investments in Affiliated Funds ..             --            --           --            --
                                                                            ------------   -----------   ----------   -----------
Net Increase in Net Assets Resulting From Operations ....................         56,214        15,783        6,506         2,182
                                                                            ------------   -----------   ----------   -----------
Dividends to Shareholders:
  Net Investment Income:
   Fiduciary Shares .....................................................        (38,046)      (12,892)      (3,038)       (1,314)
   Class A Shares .......................................................         (8,867)       (2,283)      (3,135)         (834)
   Class C Shares .......................................................             --            --           --            --
   Class S Shares .......................................................         (9,303)         (728)        (334)          (30)
                                                                            ------------   -----------   ----------   -----------
    Total Dividends .....................................................        (56,216)      (15,903)      (6,507)       (2,178)
                                                                            ------------   -----------   ----------   -----------
Change in Net Assets ....................................................             (2)         (120)          (1)            4
                                                                            ------------   -----------   ----------   -----------
Share Transactions: (1)
  Fiduciary Shares:
   Proceeds from Shares Issued ..........................................      5,401,713     4,737,665      620,445       338,586
   Reinvestment of Dividends ............................................          7,261         2,530           --            --
   Cost of Shares Redeemed ..............................................     (5,330,319)   (4,580,627)    (637,304)     (386,378)
                                                                            ------------   -----------   ----------   -----------
    Total Fiduciary Share Transactions ..................................         78,655       159,568      (16,859)      (47,792)
                                                                            ------------   -----------   ----------   -----------
  Class A Shares:
   Proceeds from Shares Issued ..........................................        551,276       458,464      334,065       392,111
   Reinvestment of Dividends ............................................          8,746         2,263        3,179           833
   Cost of Shares Redeemed ..............................................       (546,899)     (551,831)    (343,514)     (389,632)
                                                                            ------------   -----------   ----------   -----------
    Total Class A Share Transactions ....................................         13,123       (91,104)      (6,270)        3,312
                                                                            ------------   -----------   ----------   -----------
  Class C Shares:
   Proceeds from Shares Issued ..........................................             --            --           --            --
   Reinvestment of Dividends ............................................             --            --           --            --
   Cost of Shares Redeemed ..............................................             --            --           --            --
                                                                            ------------   -----------   ----------   -----------
    Total Class C Share Transactions ....................................             --            --           --            --
                                                                            ------------   -----------   ----------   -----------
  Class S Shares:
   Proceeds from Shares Issued ..........................................      2,747,529     2,518,055      149,640       211,746
   Reinvestment of Dividends ............................................          9,303           728          334            30
   Cost of Shares Redeemed ..............................................     (2,862,191)   (2,753,599)    (145,522)     (222,556)
                                                                            ------------   -----------   ----------   -----------
    Total Class S Share Transactions ....................................       (105,359)     (234,816)       4,452       (10,780)
                                                                            ------------   -----------   ----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions ...........        (13,581)     (166,352)     (18,677)      (55,260)
                                                                            ------------   -----------   ----------   -----------
  Total Increase (Decrease) in Net Assets ...............................        (13,583)     (166,472)     (18,678)      (55,256)
                                                                            ------------   -----------   ----------   -----------
Net Assets:
  Beginning of Year .....................................................      3,333,537     3,500,009      513,070       568,326
                                                                            ------------   -----------   ----------   -----------
  End of Year ...........................................................   $  3,319,954   $ 3,333,537   $  494,392   $   513,070
                                                                            ============   ===========   ==========   ===========
   Undistributed Net Investment Income ..................................   $         --   $        --   $       --   $         2
                                                                            ============   ===========   ==========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR SHARE TRANSACTIONS, SEE NOTE 13 IN NOTES TO FINANCIAL STATEMENTS.
(2) COMMENCED OPERATIONS ON OCTOBER 12, 2004.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

94                                  1.800.433.6884

--------------------------------------------------------------------------------

                                                                            CAPITAL GROWTH   GROWTH & INCOME   INCOME PLUS
                                                                              ALLOCATION        ALLOCATION     ALLOCATION
                                                                                 FUND              FUND           FUND
                                                                            --------------   ---------------   -----------
                                                                               2005 (2)         2005 (2)        2005 (2)
                                                                            --------------   ---------------   -----------
Investment Activities:
  Net Investment Income .................................................      $     10      $       47        $     15
  Net Realized Gain (Loss) on Investments ...............................            --              --              --
  Net Realized Gain on Investments in Affiliated Funds ..................            78              46               2
  Change in Unrealized Appreciation on Investments ......................            --              --              --
  Change in Unrealized Appreciation on Investments in Affiliated Funds ..           551             442              35
                                                                               --------      ----------        --------
Net Increase in Net Assets Resulting From Operations ....................           639             535              52
                                                                              ---------      ----------        --------
Dividends to Shareholders:
  Net Investment Income:
   Fiduciary Shares .....................................................            --              --              --
   Class A Shares .......................................................           (13)            (36)            (10)
   Class C Shares .......................................................            (2)             (7)             (1)
   Class S Shares .......................................................            --              --              --
                                                                               --------      ----------        --------
    Total Dividends .....................................................           (15)            (43)            (11)
                                                                               --------      ----------        --------
Change in Net Assets ....................................................           624             492              41
                                                                               --------      ----------        --------
Share Transactions: (1)
  Fiduciary Shares:
   Proceeds from Shares Issued ..........................................            --              --              --
   Reinvestment of Dividends ............................................            --              --              --
   Cost of Shares Redeemed ..............................................            --              --              --
                                                                               --------      ----------        --------
    Total Fiduciary Share Transactions ..................................            --              --              --
                                                                               --------      ----------        --------
  Class A Shares:
   Proceeds from Shares Issued ..........................................         8,741          10,238           2,226
   Reinvestment of Dividends ............................................            11              32               5
   Cost of Shares Redeemed ..............................................          (223)           (457)            (96)
                                                                               --------      ----------        --------
    Total Class A Share Transactions ....................................         8,529           9,813           2,135
                                                                               --------      ----------        --------
  Class C Shares:
   Proceeds from Shares Issued ..........................................         4,388           4,477             513
   Reinvestment of Dividends ............................................             1               6               1
   Cost of Shares Redeemed ..............................................           (11)            (50)             (4)
                                                                               --------      ----------        --------
    Total Class C Share Transactions ....................................         4,378           4,433             510
                                                                               --------      ----------        --------
  Class S Shares:
   Proceeds from Shares Issued ..........................................            --              --              --
   Reinvestment of Dividends ............................................            --              --              --
   Cost of Shares Redeemed ..............................................            --              --              --
                                                                               --------      ----------        --------
    Total Class S Share Transactions ....................................            --              --              --
                                                                               --------      ----------        --------
Net Increase (Decrease) in Net Assets From Share Transactions ...........        12,907          14,246           2,645
                                                                               --------      ----------        --------
  Total Increase (Decrease) in Net Assets ...............................        13,531          14,738           2,686
                                                                               --------      ----------        --------
Net Assets:
  Beginning of Year .....................................................            --              --              --
                                                                               --------      ----------        --------
  End of Year ...........................................................      $ 13,531      $   14,738        $  2,686
                                                                               ========      ==========        ========
   Undistributed Net Investment Income ..................................      $     --      $        4        $      4
                                                                               ========      ==========        ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            95

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                   DIVIDENDS AND
                        INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                    -----------------------------              --------------------
            NET                                                                                                     NET
           ASSET                    NET REALIZED                                          TOTAL                    ASSET
           VALUE,       NET        AND UNREALIZED    TOTAL        NET                     FROM                     VALUE,
         BEGINNING   INVESTMENT    GAIN (LOSS) ON    FROM      INVESTMENT   CAPITAL   DIVIDENDS AND  REDEMPTION     END      TOTAL
         OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS     FEES     OF PERIOD  RETURN**
------------------------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2005+  $    7.50    $  0.042        $ 1.094       $ 1.136     $(0.026)    $    --     $(0.026)      $   --      $  8.61    15.16%
  2004+       7.25      (0.012)         0.236         0.224          --          --          --        0.026         7.50     3.45
  2003+       6.53       0.003          0.722         0.725      (0.005)++       --      (0.005)          --         7.25    11.11
  2002+       8.68      (0.004)        (2.146)       (2.150)         --          --          --           --         6.53   (24.77)
  2001       18.62      (0.061)        (7.684)       (7.745)         --      (2.195)     (2.195)          --         8.68   (45.71)

  CLASS A SHARES
  2005+  $    7.39    $  0.022        $ 1.076       $ 1.098     $(0.008)    $    --     $(0.008)      $   --      $  8.48    14.86%
  2004+       7.15      (0.031)         0.243         0.212          --          --          --        0.028         7.39     3.36
  2003+       6.47      (0.014)         0.694         0.680          -- ++       --          --           --         7.15    10.51
  2002+       8.61      (0.022)        (2.118)       (2.140)         --          --          --           --         6.47   (24.85)
  2001       18.53      (0.093)        (7.632)       (7.725)         --      (2.195)     (2.195)          --         8.61   (45.83)

  CLASS B SHARES
  2005+  $    7.04    $ (0.027)       $ 1.017       $ 0.990     $    --     $    --     $    --       $   --      $  8.03    14.06%
  2004+       6.86      (0.077)         0.231         0.154          --          --          --        0.026         7.04     2.62
  2003+       6.24      (0.053)         0.673         0.620          --          --          --           --         6.86     9.94
  2002+       8.36      (0.069)        (2.051)       (2.120)         --          --          --           --         6.24   (25.36)
  2001       18.19      (0.168)        (7.467)       (7.635)         --      (2.195)     (2.195)          --         8.36   (46.23)

  CLASS C SHARES
  2005+  $    7.05    $ (0.027)       $ 1.017       $ 0.990     $    --     $    --     $    --       $   --      $  8.04    14.04%
  2004+       6.87      (0.078)         0.227         0.149          --          --          --        0.031         7.05     2.62
  2003+       6.24      (0.055)         0.685         0.630          --          --          --           --         6.87    10.10
  2002+       8.37      (0.069)        (2.061)       (2.130)         --          --          --           --         6.24   (25.45)
  2001       18.19      (0.160)        (7.465)       (7.625)         --      (2.195)     (2.195)          --         8.37   (46.17)

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2005+  $   22.58    $  0.324        $ 3.368       $ 3.692     $(0.340)    $ (1.86)    $(2.202)      $  --       $ 24.07    16.96%
  2004+      20.72       0.277          2.899         3.176      (0.284)     (1.032)     (1.316)         --         22.58    15.69
  2003+      20.05       0.273          1.583         1.856      (0.264)     (0.922)     (1.186)         --         20.72    10.00
  2002+      27.00       0.254         (5.404)       (5.150)     (0.247)     (1.553)     (1.800)         --         20.05   (20.06)
  2001       29.10       0.245         (0.411)       (0.166)     (0.252)     (1.682)     (1.934)         --         27.00    (0.55)

  CLASS A SHARES
  2005+  $   22.56    $  0.266        $ 3.360       $ 3.626     $(0.284)    $ (1.86)    $(2.146)      $  --       $ 24.04    16.64%
  2004+      20.71       0.221          2.890         3.111      (0.229)     (1.032)     (1.261)         --         22.56    15.36
  2003+      20.04       0.225          1.584         1.809      (0.217)     (0.922)     (1.139)         --         20.71     9.74
  2002+      26.99       0.195         (5.401)       (5.206)     (0.191)     (1.553)     (1.744)         --         20.04   (20.25)
  2001       29.09       0.160         (0.394)       (0.234)     (0.184)     (1.682)     (1.866)         --         26.99    (0.80)

  CLASS B SHARES
  2005+  $   22.35    $  0.114        $ 3.340       $ 3.454     $(0.152)    $ (1.86)    $(2.014)      $  --       $ 23.79    15.95%
  2004+      20.54       0.076          2.862         2.938      (0.096)     (1.032)     (1.128)         --         22.35    14.59
  2003+      19.90       0.101          1.565         1.666      (0.104)     (0.922)     (1.026)         --         20.54     9.00
  2002+      26.81       0.038         (5.341)       (5.303)     (0.054)     (1.553)     (1.607)         --         19.90   (20.71)
  2001       28.95      (0.013)        (0.411)       (0.424)     (0.034)     (1.682)     (1.716)         --         26.81    (1.48)

  CLASS C SHARES
  2005+  $   22.32    $  0.107        $ 3.331       $ 3.438     $(0.156)    $ (1.86)    $(2.018)      $  --       $ 23.74    15.90%
  2004+      20.51       0.077          2.862         2.939      (0.097)     (1.032)     (1.129)         --         22.32    14.62
  2003+      19.87       0.102          1.563         1.665      (0.103)     (0.922)     (1.025)         --         20.51     9.01
  2002+      26.80       0.037         (5.359)       (5.322)     (0.055)     (1.553)     (1.608)         --         19.87   (20.79)
  2001       28.94      (0.093)        (0.329)       (0.422)     (0.036)     (1.682)     (1.718)         --         26.80    (1.47)

                                    RATIO
                                  OF EXPENSES
                                  TO AVERAGE      RATIO OF
            NET                   NET ASSETS        NET
           ASSETS,     RATIO       EXCLUDING     INVESTMENT
            END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
         OF PERIOD   TO AVERAGE  AND REDUCTION   TO AVERAGE    TURNOVER
           (000)     NET ASSETS   OF EXPENSES    NET ASSETS      RATE
------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2005+  $ 129,824     0.94%          1.16%         0.53%         73%
  2004+    137,682     0.94           1.13         (0.15)         93
  2003+    161,181     0.94           1.12          0.05          57
  2002+    156,663     0.93           1.10         (0.05)        105
  2001     279,625     0.92           1.11         (0.46)         26

  CLASS A SHARES
  2005+  $  17,377     1.19%          1.41%         0.29%         73%
  2004+     18,845     1.19           1.38         (0.40)         93
  2003+     18,858     1.20           1.37         (0.22)         57
  2002+     12,214     1.18           1.35         (0.28)        105
  2001      24,223     1.17           1.36         (0.71)         26

  CLASS B SHARES
  2005+  $   9,259     1.84%          1.91%        (0.37)%        73%
  2004+     10,003     1.84           1.88         (1.05)         93
  2003+     10,558     1.85           1.87         (0.85)         57
  2002+     10,322     1.83           1.86         (0.94)        105
  2001      14,450     1.82           1.86         (1.35)         26

  CLASS C SHARES
  2005+  $   1,422     1.84%          1.91%        (0.36)%        73%
  2004+      1,543     1.84           1.88         (1.05)         93
  2003+      1,223     1.85           1.87         (0.87)         57
  2002+        736     1.83           1.86         (0.94)        105
  2001         817     1.82           1.86         (1.35)         26

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2005+  $ 430,755     0.94%          1.13%         1.40%         18%
  2004+    389,658     0.92           1.11          1.25          20
  2003+    350,151     0.94           1.11          1.44           6
  2002+    355,004     0.93           1.10          1.06          12
  2001     482,337     0.92           1.10          0.85           3

  CLASS A SHARES
  2005+  $  28,799     1.18%          1.38%         1.15%         18%
  2004+     28,461     1.17           1.36          1.00          20
  2003+     27,208     1.19           1.36          1.18           6
  2002+     26,595     1.18           1.35          0.81          12
  2001      42,466     1.17           1.35          0.59           3

  CLASS B SHARES
  2005+  $   9,396     1.83%          1.88%         0.50%         18%
  2004+      9,208     1.82           1.86          0.35          20
  2003+      8,139     1.84           1.86          0.54           6
  2002+      8,427     1.83           1.85          0.16          12
  2001      10,292     1.82           1.85         (0.05)          3

  CLASS C SHARES
  2005+  $   1,204     1.84%          1.88%         0.47%         18%
  2004+        788     1.82           1.86          0.35          20
  2003+        776     1.84           1.86          0.54           6
  2002+        845     1.83           1.85          0.15          12
  2001       1,038     1.82           1.85         (0.06)          3

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

96                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                   DIVIDENDS AND
                        INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                    -----------------------------              --------------------
            NET                                                                                         NET
           ASSET                    NET REALIZED                                         TOTAL         ASSET
           VALUE,       NET        AND UNREALIZED    TOTAL        NET                     FROM         VALUE,
         BEGINNING   INVESTMENT    GAIN (LOSS) ON    FROM      INVESTMENT   CAPITAL   DIVIDENDS AND     END        TOTAL
         OF PERIOD  INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS  OF PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+    $ 10.41    $ 0.133         $ 2.077       $ 2.210     $(0.130)    $    --     $(0.130)       $12.49      21.35%
  2004+       8.74      0.100           1.670         1.770      (0.100)         --      (0.100)        10.41      20.32
  2003+       8.25      0.105           0.484         0.589      (0.099)         --      (0.099)         8.74       7.26
  2002+      11.04      0.123          (2.790)       (2.667)     (0.123)         --      (0.123)         8.25     (24.31)
  2001       12.35      0.129          (0.438)       (0.309)     (0.127)     (0.874)     (1.001)        11.04      (2.90)

  CLASS A SHARES
  2005+    $ 10.43    $ 0.103         $ 2.090       $ 2.193     $(0.103)    $    --     $(0.103)       $12.52      21.12%
  2004+       8.76      0.075           1.671         1.746      (0.076)         --      (0.076)        10.43      19.98
  2003+       8.26      0.085           0.495         0.580      (0.080)         --      (0.080)         8.76       7.12
  2002+      11.06      0.096          (2.796)       (2.700)     (0.100)         --      (0.100)         8.26     (24.55)
  2001       12.38      0.097          (0.445)       (0.348)     (0.098)     (0.874)     (0.972)        11.06      (3.22)

  CLASS B SHARES
  2005+    $ 10.31    $ 0.029         $ 2.052       $ 2.081     $(0.041)    $    --     $(0.041)       $12.35      20.22%
  2004+       8.67      0.010           1.653         1.663      (0.023)         --      (0.023)        10.31      19.20
  2003+       8.19      0.032           0.488         0.520      (0.040)         --      (0.040)         8.67       6.41
  2002+      10.97      0.032          (2.764)       (2.732)     (0.048)         --      (0.048)         8.19     (24.97)
  2001       12.30      0.020          (0.442)       (0.422)     (0.034)     (0.874)     (0.908)        10.97      (3.84)

  CLASS C SHARES
  2005+    $ 10.28    $ 0.027         $ 2.057       $ 2.084     $(0.044)    $    --     $(0.044)       $12.32      20.31%
  2004+       8.65      0.010           1.649         1.659      (0.029)         --      (0.029)        10.28      19.20
  2003+       8.18      0.035           0.480         0.515      (0.045)         --      (0.045)         8.65       6.36
  2002+      10.96      0.028          (2.757)       (2.729)     (0.051)         --      (0.051)         8.18     (24.97)
  2001       12.29      0.004          (0.428)       (0.424)     (0.032)     (0.874)     (0.906)        10.96      (3.86)

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2005+    $  7.36    $ 0.101         $ 0.738       $ 0.839     $(0.099)    $    --     $(0.099)       $ 8.10      11.47%
  2004+       6.73      0.029           0.630         0.659      (0.029)         --      (0.029)         7.36       9.80
  2003+       6.22      0.055           0.508         0.563      (0.053)         --      (0.053)         6.73       9.15
  2002+       8.26      0.045          (2.042)       (1.997)     (0.043)         --      (0.043)         6.22     (24.25)
  2001        9.76      0.044          (1.495)       (1.451)     (0.047)     (0.002)     (0.049)         8.26     (14.91)

  CLASS A SHARES
  2005+    $  7.34    $ 0.076         $ 0.751       $ 0.827     $(0.077)    $    --     $(0.077)       $ 8.09      11.32%
  2004+       6.72      0.010           0.626         0.636      (0.016)         --      (0.016)         7.34       9.47
  2003+       6.21      0.037           0.512         0.549      (0.039)         --      (0.039)         6.72       8.91
  2002+       8.25      0.027          (2.041)       (2.014)     (0.026)         --      (0.026)         6.21     (24.46)
  2001        9.76      0.028          (1.507)       (1.479)     (0.029)     (0.002)     (0.031)         8.25     (15.19)

  CLASS B SHARES
  2005+    $  7.23    $ 0.032         $ 0.732       $ 0.764     $(0.044)    $    --     $(0.044)       $ 7.95      10.60%
  2004+       6.66     (0.037)          0.609         0.572      (0.002)         --      (0.002)         7.23       8.60
  2003+       6.17     (0.001)          0.505         0.504      (0.014)         --      (0.014)         6.66       8.20
  2002+       8.22     (0.021)         (2.028)       (2.049)     (0.001)         --      (0.001)         6.17     (24.93)
  2001        9.75     (0.013)         (1.513)       (1.526)     (0.002)     (0.002)     (0.004)         8.22     (15.66)

  CLASS C SHARES
  2005+     $ 7.24    $ 0.030         $ 0.735       $ 0.765     $(0.045)    $    --     $(0.045)       $ 7.96      10.59%
  2004+ (1)   7.16     (0.030)          0.112         0.082      (0.002)         --      (0.002)         7.24       1.14

                                      RATIO
                                    OF EXPENSES
                                    TO AVERAGE      RATIO OF
              NET                   NET ASSETS        NET
             ASSETS,     RATIO       EXCLUDING     INVESTMENT
              END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
           OF PERIOD   TO AVERAGE  AND REDUCTION   TO AVERAGE    TURNOVER
             (000)     NET ASSETS   OF EXPENSES    NET ASSETS      RATE
--------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+   $ 123,343       0.93%         1.17%         1.15%          99%
  2004+      87,181       0.93          1.12          1.00           86
  2003+      65,363       0.93          1.11          1.30          337
  2002+      78,479       0.92          1.09          1.24          226
  2001      189,327       0.91          1.06          1.08          138

  CLASS A SHARES
  2005+   $  62,537       1.18%         1.42%         0.89%          99%
  2004+      33,442       1.18          1.37          0.75           86
  2003+      29,036       1.18          1.36          1.05          337
  2002+      31,773       1.17          1.34          0.98          226
  2001       50,776       1.16          1.31          0.81          138

  CLASS B SHARES
  2005+   $   3,996       1.83%         1.92%         0.26%          99%
  2004+       3,640       1.83          1.87          0.10           86
  2003+       2,005       1.83          1.86          0.40          337
  2002+       2,164       1.82          1.85          0.32          226
  2001        3,521       1.81          1.83          0.16          138

  CLASS C SHARES
  2005+   $   4,578       1.83%         1.92%         0.23%          99%
  2004+       1,769       1.85          1.90          0.10           86
  2003+         168       1.83          1.86          0.43          337
  2002+          46       1.82          1.85          0.29          226
  2001           16       1.81          1.83          0.18          138

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2005+   $ 106,413       0.93%         1.18%         1.31%         101%
  2004+     113,334       0.92          1.10          0.38          119
  2003+     115,045       0.92          1.09          0.89           71
  2002+     114,854       0.93          1.10          0.61           11
  2001       96,112       0.92          1.12          0.49           14

  CLASS A SHARES
  2005+   $   3,031       1.18%         1.43%         1.00%         101%
  2004+       3,657       1.17          1.35          0.13          119
  2003+       3,233       1.16          1.34          0.61           71
  2002+       1,729       1.18          1.35          0.36           11
  2001        1,870       1.17          1.37          0.23           14

  CLASS B SHARES
  2005+   $   3,044       1.83%         1.93%         0.42%         101%
  2004+       3,249       1.82          1.85         (0.52)         119
  2003+       3,093       1.82          1.84         (0.01)          71
  2002+       2,701       1.83          1.85         (0.29)          11
  2001        1,883       1.82          1.87         (0.44)          14

  CLASS C SHARES
  2005+   $     280      1.83%          1.93%         0.40%         101%
  2004+(1)      277      1.83*          1.88*        (0.60)*        119

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *  ANNUALIZED.
** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
(1) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            97

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                     DIVIDENDS AND
                          INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                      -----------------------------               -------------------
              NET                                                                                          NET
             ASSET                    NET REALIZED                                           TOTAL        ASSET
             VALUE,        NET       AND UNREALIZED    TOTAL         NET                     FROM         VALUE,
           BEGINNING    INVESTMENT    GAIN (LOSS)       FROM      INVESTMENT  CAPITAL    DIVIDENDS AND     END      TOTAL
           OF PERIOD  INCOME (LOSS)  ON INVESTMENTS  OPERATIONS     INCOME     GAINS     DISTRIBUTIONS  OF PERIOD  RETURN**
---------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2005+       $12.90      $ 0.267        $ 0.922      $ 1.189     $(0.279)   $    --      $(0.279)      $13.81      9.32%
  2004+        12.10        0.171          0.796        0.967      (0.167)        --       (0.167)       12.90      8.01
  2003+        11.53        0.262          0.563        0.825      (0.255)        --       (0.255)       12.10      7.30
  2002+        14.03        0.296         (2.237)      (1.941)     (0.301)    (0.258)      (0.559)       11.53    (14.24)
  2001         15.74        0.331         (1.224)      (0.893)     (0.346)    (0.471)      (0.817)       14.03     (5.85)

  CLASS A SHARES
  2005+       $12.88      $ 0.228        $ 0.929      $ 1.157     $(0.247)   $    --      $(0.247)      $13.79      9.07%
  2004+        12.09        0.138          0.787        0.925      (0.135)        --       (0.135)       12.88      7.66
  2003+        11.51        0.227          0.581        0.808      (0.228)        --       (0.228)       12.09      7.15
  2002+        14.01        0.262         (2.234)      (1.972)     (0.270)    (0.258)      (0.528)       11.51    (14.47)
  2001         15.73        0.290         (1.229)      (0.939)     (0.310)    (0.471)      (0.781)       14.01     (6.15)

  CLASS B SHARES
  2005+       $12.85      $ 0.142        $ 0.920      $ 1.062     $(0.162)   $    --      $(0.162)      $13.75      8.31%
  2004+        12.06        0.054          0.791        0.845      (0.055)        --       (0.055)       12.85      7.02
  2003+        11.49        0.152          0.573        0.725      (0.155)        --       (0.155)       12.06      6.39
  2002+        13.99        0.177         (2.229)      (2.052)     (0.190)    (0.258)      (0.448)       11.49    (15.02)
  2001         15.70        0.200         (1.222)      (1.022)     (0.217)    (0.471)      (0.688)       13.99     (6.69)

  CLASS C SHARES
  2005+       $12.84      $ 0.142        $ 0.910      $ 1.052     $(0.162)   $    --      $(0.162)      $13.73      8.24%
  2004+        12.06        0.053          0.789        0.842      (0.062)        --       (0.062)       12.84      6.99
  2003+        11.49        0.154          0.571        0.725      (0.155)        --       (0.155)       12.06      6.39
  2002+        13.99        0.175         (2.224)      (2.049)     (0.193)    (0.258)      (0.451)       11.49    (15.00)
  2001         15.71        0.210         (1.238)      (1.028)     (0.221)    (0.471)      (0.692)       13.99     (6.72)

----------------------
SMALL CAP GROWTH FUND
----------------------

  FIDUCIARY SHARES
  2005+       $11.81      $(0.160)       $ 3.030      $ 2.870     $    --   $ (0.020)     $(0.020)      $14.66     24.31%
  2004+        11.74       (0.177)         0.439        0.262          --     (0.192)      (0.192)       11.81      2.08
  2003+ (1)    10.00       (0.034)         1.774        1.740          --         --           --        11.74     17.40

  CLASS A SHARES
  2005+       $11.78      $(0.192)       $ 3.022      $ 2.830     $    --   $ (0.020)     $(0.020)      $14.59     24.03%
  2004+        11.74       (0.209)         0.441        0.232          --     (0.192)      (0.192)       11.78      1.82
  2003+ (1)    10.00       (0.040)         1.780        1.740          --         --           --        11.74     17.40

  CLASS B SHARES
  2005+       $11.69      $(0.273)       $ 2.993      $ 2.720     $    --   $ (0.020)     $(0.020)      $14.39     23.28%
  2004+        11.73       (0.294)         0.446        0.152          --     (0.192)      (0.192)       11.69      1.13
  2003+ (1)    10.00       (0.056)         1.786        1.730          --         --           --        11.73     17.30

  CLASS C SHARES
  2005+       $11.69      $(0.274)       $ 2.994      $ 2.720     $    --   $ (0.020)     $(0.020)      $14.39     23.28%
  2004+        11.73       (0.292)         0.444        0.152          --     (0.192)      (0.192)       11.69      1.13
  2003+ (1)    10.00       (0.058)         1.788        1.730          --         --           --        11.73     17.30

                                                       RATIO
                                                    OF EXPENSES
                                                     TO AVERAGE      RATIO OF
                             NET                     NET ASSETS         NET
                           ASSETS,       RATIO       EXCLUDING      INVESTMENT
                             END      OF EXPENSES   FEE WAIVERS    INCOME (LOSS)  PORTFOLIO
                          OF PERIOD   TO AVERAGE   AND REDUCTION    TO AVERAGE    TURNOVER
                            (000)     NET ASSETS    OF EXPENSES     NET ASSETS      RATE
-------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2005+                    $ 59,278      0.95%         1.19%          2.00%         57%
  2004+                     118,555      0.94          1.12           1.32          97
  2003+                     115,067      0.94          1.12           2.29          55
  2002+                     180,217      0.93          1.10           2.27          12
  2001                      321,263      0.92          1.10           2.24          11

  CLASS A SHARES
  2005+                    $  7,408      1.21%         1.45%          1.71%         57%
  2004+                       7,172      1.19          1.37           1.07          97
  2003+                       7,280      1.20          1.37           1.98          55
  2002+                       7,222      1.18          1.35           2.02          12
  2001                        9,106      1.17          1.35           1.99          11

  CLASS B SHARES
  2005+                    $  3,759      1.86%         1.95%          1.07%         57%
  2004+                       4,364      1.84          1.87           0.42          97
  2003+                       4,235      1.85          1.87           1.33          55
  2002+                       4,295      1.83          1.85           1.37          12
  2001                        5,218      1.82          1.85           1.34          11

  CLASS C SHARES
  2005+                    $    334      1.86%         1.95%          1.07%         57%
  2004+                         327      1.84          1.87           0.42          97
  2003+                         137      1.85          1.87           1.35          55
  2002+                         151      1.83          1.85           1.36          12
  2001                          103      1.82          1.85           1.33          11

----------------------
SMALL CAP GROWTH FUND
----------------------

  FIDUCIARY SHARES
  2005+                    $ 27,941      1.50%         1.88%         (1.22)%       181%
  2004+                      26,971      1.47          1.66          (1.35)        125
  2003+ (1)                   7,238      1.49*         1.67*         (1.15)*        25

  CLASS A SHARES
  2005+                    $  4,535      1.75%         2.13%         (1.47)%       181%
  2004+                       3,647      1.72          1.91          (1.60)        125
  2003+ (1)                   4,097      1.75*         1.93*         (1.33)*        25

  CLASS B SHARES
  2005+                    $    526      2.40%         2.63%         (2.12)%       181%
  2004+                         518      2.37          2.41          (2.25)        125
  2003+ (1)                      90      2.40*         2.43*         (1.81)*        25

  CLASS C SHARES
  2005+                    $  1,045      2.40%         2.63%         (2.12)%       181%
  2004+                         941      2.37          2.41          (2.25)        125
  2003+ (1)                     456      2.40*         2.43*         (1.90)*        25

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

98                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                     DIVIDENDS AND
                          INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                      -----------------------------              --------------------
              NET                                                                                         NET
             ASSET                    NET REALIZED                                          TOTAL        ASSET
             VALUE,        NET       AND UNREALIZED    TOTAL        NET                     FROM         VALUE,
           BEGINNING    INVESTMENT    GAIN (LOSS)       FROM     INVESTMENT   CAPITAL   DIVIDENDS AND     END      TOTAL
           OF PERIOD  INCOME (LOSS)  ON INVESTMENTS  OPERATIONS    INCOME      GAINS    DISTRIBUTIONS  OF PERIOD  RETURN**
--------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+       $16.05      $ 0.078        $ 4.474      $ 4.552     $(0.019)   $(1.033)     $(1.052)     $19.55      29.10%
  2004+        13.53        0.037          2.758        2.795      (0.072)    (0.203)      (0.275)      16.05      20.72
  2003+        11.25        0.074          2.227        2.301      (0.021)        --       (0.021)      13.53      20.49
  2002+        11.85        0.006         (0.022)      (0.016)         --     (0.584)      (0.584)      11.25       0.10
  2001         13.61        0.063         (0.536)      (0.473)     (0.047)    (1.240)      (1.287)      11.85      (2.80)

  CLASS A SHARES
  2005+       $15.82      $ 0.033        $ 4.403      $ 4.436     $(0.013)   $(1.033)     $(1.046)     $19.21      28.78%
  2004+        13.36       (0.005)         2.726        2.721      (0.058)    (0.203)      (0.261)      15.82      20.43
  2003+        11.13        0.047          2.194        2.241      (0.011)        --       (0.011)      13.36      20.16
  2002+        11.76       (0.023)        (0.023)      (0.046)         --     (0.584)      (0.584)      11.13      (0.16)
  2001         13.53        0.138         (0.645)      (0.507)     (0.023)    (1.240)      (1.263)      11.76      (3.10)

  CLASS B SHARES
  2005+       $15.36      $(0.074)       $ 4.263      $ 4.189     $(0.006)   $(1.033)     $(1.039)     $18.51      28.00%
  2004+        13.03       (0.101)         2.658        2.557      (0.024)    (0.203)      (0.227)      15.36      19.68
  2003+        10.93       (0.027)         2.127        2.100          --         --           --       13.03      19.21
  2002+        11.63       (0.095)        (0.021)      (0.116)         --     (0.584)      (0.584)      10.93      (0.79)
  2001         13.45        0.091         (0.671)      (0.580)         --     (1.240)      (1.240)      11.63      (3.71)

  CLASS C SHARES
  2005+       $15.31      $(0.076)       $ 4.235      $ 4.159     $(0.006)   $(1.033)     $(1.039)     $18.43      27.89%
  2004+        12.99       (0.111)         2.662        2.551      (0.028)    (0.203)      (0.231)      15.31      19.70
  2003+        10.90       (0.026)         2.116        2.090          --        --            --       12.99      19.17
  2002+        11.60       (0.087)        (0.029)      (0.116)         --     (0.584)      (0.584)      10.90      (0.79)
  2001         13.43        0.043         (0.625)      (0.582)     (0.008)    (1.240)      (1.248)      11.60      (3.71)

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2005+       $10.32      $ 0.381        $(0.099)     $ 0.282     $(0.382)   $(0.100)     $(0.482)     $10.12       2.74%
  2004+        10.35        0.386         (0.006)       0.380      (0.390)    (0.020)      (0.410)      10.32       3.68
  2003+        10.48        0.387         (0.119)       0.268      (0.386)    (0.012)      (0.398)      10.35       2.55
  2002+        10.32        0.402          0.192        0.594      (0.400)    (0.034)      (0.434)      10.48       5.89
  2001          9.97        0.429          0.345        0.774      (0.424)        --       (0.424)      10.32       7.92

  CLASS A SHARES
  2005+       $10.28      $ 0.354        $(0.098)     $ 0.256     $(0.356)   $(0.100)     $(0.456)     $10.08       2.50%
  2004+        10.31        0.358         (0.004)       0.354      (0.364)    (0.020)      (0.384)      10.28       3.44
  2003+        10.44        0.371         (0.118)       0.253      (0.371)    (0.012)      (0.383)      10.31       2.41
  2002+        10.28        0.401          0.193        0.594      (0.400)    (0.034)      (0.434)      10.44       5.91
  2001          9.94        0.422          0.342        0.764      (0.424)        --       (0.424)      10.28       7.85

  CLASS B SHARES
  2005+       $10.28      $ 0.277        $(0.096)     $ 0.181     $(0.281)   $(0.100)     $(0.381)     $10.08       1.75%
  2004+        10.31        0.280         (0.004)       0.276      (0.286)    (0.020)      (0.306)      10.28       2.67
  2003+        10.44        0.280         (0.113)       0.167      (0.285)    (0.012)      (0.297)      10.31       1.58
  2002+        10.29        0.297          0.192        0.489      (0.305)    (0.034)      (0.339)      10.44       4.84
  2001          9.95        0.338          0.335        0.673      (0.333)        --       (0.333)      10.29       6.87

  CLASS C SHARES
  2005+       $10.27      $ 0.302        $(0.104)     $ 0.198     $(0.308)   $(0.100)     $(0.408)     $10.06       1.92%
  2004+ (2)    10.50        0.209         (0.201)       0.008      (0.218)    (0.020)      (0.238)      10.27       0.07

                                      RATIO
                                  OF EXPENSES
                                   TO AVERAGE      RATIO OF
            NET                    NET ASSETS         NET
           ASSETS,      RATIO       EXCLUDING     INVESTMENT
            END      OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
          OF PERIOD   TO AVERAGE  AND REDUCTION   TO AVERAGE    TURNOVER
           (000)      NET ASSETS   OF EXPENSES    NET ASSETS      RATE
-------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2005+   $ 135,231     1.33%         1.55%          0.45%         27%
  2004+     101,687     1.32          1.50           0.23          20
  2003+      79,222     1.25          1.43           0.64          24
  2002+      63,399     1.35          1.52           0.05          99
  2001       78,869     1.44          1.55           0.27         215

  CLASS A SHARES
  2005+   $  54,885     1.58%         1.80%          0.19%         27%
  2004+      36,155     1.57          1.75          (0.02)         20
  2003+      23,436     1.48          1.66           0.41          24
  2002+      15,708     1.60          1.77          (0.19)         99
  2001        9,496     1.69          1.80          (0.06)        215

  CLASS B SHARES
  2005+   $  15,753     2.23%         2.30%         (0.45)%        27%
  2004+      14,079     2.22          2.25          (0.67)         20
  2003+      11,367     2.15          2.18          (0.24)         24
  2002+       9,047     2.25          2.27          (0.82)         99
  2001        6,081     2.29          2.31          (0.55)        215

  CLASS C SHARES
  2005+   $  21,157     2.23%         2.30%         (0.46)%        27%
  2004+      11,926     2.26          2.30          (0.73)         20
  2003+       3,473     2.13          2.16          (0.23)         24
  2002+       2,007     2.25          2.23          (0.76)         99
  2001          671     2.29          2.31          (0.66)        215

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2005+   $ 102,059     0.50%         1.07%          3.69%          6%
  2004+     120,494     0.50          1.02           3.68           1
  2003+     139,051     0.49          1.02           3.65           3
  2002+     123,702     0.47          0.99           3.88           2
  2001      123,568     0.46          0.97           4.20          12

  CLASS A SHARES
  2005+   $  54,030     0.75%         1.32%          3.44%          6%
  2004+      62,762     0.75          1.27           3.43           1
  2003+      91,632     0.64          1.27           3.51           3
  2002+      99,166     0.47          1.25           3.88           2
  2001       68,797     0.46          1.22           4.20          12

  CLASS B SHARES
  2005+   $   6,357     1.50%         1.81%          2.69%          6%
  2004+       7,448     1.50          1.77           2.68           1
  2003+       9,652     1.49          1.77           2.65           3
  2002+       7,419     1.47          1.76           2.88           2
  2001        3,349     1.46          1.73           3.20          12

  CLASS C SHARES
  2005+   $     928     1.25%         1.57%          2.95%          6%
  2004+         548     1.25*         1.53*          3.00*          1

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS
    FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) COMMENCED OPERATIONS ON APRIL 28, 2003.
(2) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           99

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                     DIVIDENDS AND
                             INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                          --------------------------              -------------------
                  NET
                 ASSET                 NET REALIZED                                        TOTAL
                 VALUE,       NET     AND UNREALIZED    TOTAL        NET                    FROM
               BEGINNING  INVESTMENT  GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
               OF PERIOD    INCOME     INVESTMENTS    OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2005+          $11.52    $0.459       $(0.182)       $0.277     $(0.459)   $(0.088)    $(0.547)
   2004+           11.61     0.474        (0.106)        0.368      (0.457)    (0.001)     (0.458)
   2003+ (1)       11.56     0.357         0.040         0.397      (0.347)        --      (0.347)

   CLASS A SHARES
   2005+          $11.52    $0.431       $(0.182)       $0.249     $(0.431)   $(0.088)    $(0.519)
   2004+           11.61     0.444        (0.104)        0.340      (0.429)    (0.001)     (0.430)
   2003+ (1)       11.56     0.334         0.037         0.371      (0.321)        --      (0.321)

   CLASS C SHARES
   2005+          $11.54    $0.381       $(0.018)       $0.363     $(0.375)   $(0.088)    $(0.463)
   2004+ (2)       11.78     0.343        (0.315)        0.028      (0.267)    (0.001)     (0.268)

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2005+          $10.79    $0.483       $(0.019)       $0.464     $(0.504)   $    --     $(0.504)
   2004+           10.80     0.492         0.009         0.501      (0.511)        --      (0.511)
   2003+           10.68     0.566         0.124         0.690      (0.570)        --      (0.570)
   2002+           10.88     0.638        (0.204)        0.434      (0.634)        --      (0.634)
   2001            10.25     0.641         0.629         1.270      (0.640)        --      (0.640)

   CLASS A SHARES
   2005+          $10.67    $0.451       $(0.013)       $0.438     $(0.478)   $    --     $(0.478)
   2004+           10.68     0.459         0.015         0.474      (0.484)        --      (0.484)
   2003+           10.57     0.541         0.122         0.663      (0.553)        --      (0.553)
   2002+           10.78     0.626        (0.202)        0.424      (0.634)        --      (0.634)
   2001            10.16     0.639         0.621         1.260      (0.640)        --      (0.640)

   CLASS B SHARES
   2005+          $10.64    $0.371       $(0.020)       $0.351     $(0.401)   $    --     $(0.401)
   2004+           10.65     0.379         0.015         0.394      (0.404)        --      (0.404)
   2003+           10.54     0.449         0.127         0.576      (0.466)        --      (0.466)
   2002+           10.76     0.528        (0.209)        0.319      (0.539)        --      (0.539)
   2001 (3)        10.39     0.361         0.389         0.750      (0.380)        --      (0.380)

   CLASS C SHARES
   2005+          $10.62    $0.398       $(0.018)       $0.380     $(0.430)   $    --     $(0.430)
   2004+ (2)       10.80     0.288        (0.158)        0.130      (0.310)        --      (0.310)

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2005+ (4)      $10.00    $0.209       $(0.176)       $0.033     $(0.193)   $    --     $(0.193)

   CLASS A SHARES
   2005+ (4)      $10.00    $0.214       $(0.198)       $0.016     $(0.176)   $    --     $(0.176)

   CLASS C SHARES
   2005+ (5)      $ 9.95    $0.163       $(0.093)       $0.070     $(0.100)   $    --     $(0.100)


                                                                                RATIO
                                                                             OF EXPENSES
                                                                             TO AVERAGE       RATIO OF
                              NET                    NET                     NET ASSETS          NET
                             ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                             VALUE,                  END      OF EXPENSES    FEE WAIVERS      INCOME       PORTFOLIO
                              END       TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION   TO AVERAGE     TURNOVER
                           OF PERIOD   RETURN**     (000)     NET ASSETS     OF EXPENSES    NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------- -----------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------
   FIDUCIARY SHARES
   2005+                    $11.25       2.42%     $  90,137     0.28%          1.07%          4.01%           14%
   2004+                     11.52       3.18         97,721     0.28           1.02           4.04             2
   2003+ (1)                 11.61       3.42         72,718     0.28*          1.01*          3.85*            4

   CLASS A SHARES
   2005+                    $11.25       2.17%     $   3,719     0.53%          1.32%          3.76%           14%
   2004+                     11.52       2.93          4,698     0.53           1.27           3.79             2
   2003+ (1)                 11.61       3.20          2,674     0.53*          1.26*          3.59*            4

   CLASS C SHARES
   2005+                    $11.44       3.15%     $      50     1.03%          1.59%          3.30%           14%
   2004+ (2)                 11.54       0.23             --++   0.67*          0.67*          4.30*            2

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2005+                    $10.75       4.35%     $ 429,614     0.75%          1.04%          4.44%           11%
   2004+                     10.79       4.68        451,384     0.75           1.01           4.49            45
   2003+                     10.80       6.51        505,755     0.74           0.99           5.15            58
   2002+                     10.68       4.09        485,274     0.75           1.00           5.89            18
   2001                      10.88      12.73        533,310     0.75           0.98           6.05            19

   CLASS A SHARES
   2005+                    $10.63       4.15%     $  44,289     1.00%          1.29%          4.19%           11%
   2004+                     10.67       4.47         47,039     1.00           1.26           4.24            45
   2003+                     10.68       6.32         56,529     0.91           1.24           4.98            58
   2002+                     10.57       4.03         52,683     0.75           1.25           5.86            18
   2001                      10.78      12.75         15,316     0.75           1.23           5.98            19

   CLASS B SHARES
   2005+                    $10.59       3.32%     $   8,093     1.73%          1.79%          3.46%           11%
   2004+                     10.64       3.71          9,603     1.73           1.76           3.51            45
   2003+                     10.65       5.49         12,157     1.72           1.74           4.14            58
   2002+                     10.54       3.03          8,209     1.73           1.75           4.95            18
   2001 (3)                  10.76       7.32          2,278     1.73*          1.75*          4.29*           19

   CLASS C SHARES
   2005+                    $10.57       3.61%     $      37     1.48%          1.55%          3.73%           11%
   2004+ (2)                 10.62       1.21             13     1.53*          1.58*          3.99*           45

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2005+ (4)                $ 9.84       0.34%     $  24,545     0.65%*         1.11%*         2.86%*           9%

   CLASS A SHARES
   2005+ (4)                $ 9.84       0.17%     $   1,439     0.91%*         1.39%*         2.93%*           9%

   CLASS C SHARES
   2005+ (5)                $ 9.92       0.61%     $      15     1.38%*         1.57%*         2.43%*           9%

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

100                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                          DIVIDENDS AND
                              INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                           --------------------------                 --------------------
                  NET
                 ASSET                   NET REALIZED                                           TOTAL
                 VALUE,        NET      AND UNREALIZED     TOTAL         NET                     FROM
               BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
               OF PERIOD     INCOME      INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2005+        $1.00       $0.016          $    --        $0.016      $(0.016)      $--       $(0.016)
   2004+         1.00        0.005               --         0.005       (0.005)       --        (0.005)
   2003+         1.00        0.009               --         0.009       (0.009)       --        (0.009)
   2002+         1.00        0.019               --         0.019       (0.019)       --        (0.019)
   2001          1.00        0.050               --         0.050       (0.050)       --        (0.050)

   CLASS A SHARES
   2005+        $1.00       $0.014          $    --        $0.014      $(0.014)      $--       $(0.014)
   2004+         1.00        0.002               --         0.002       (0.002)       --        (0.002)
   2003+         1.00        0.006               --         0.006       (0.006)       --        (0.006)
   2002+         1.00        0.017               --         0.017       (0.017)       --        (0.017)
   2001          1.00        0.047               --         0.047       (0.047)       --        (0.047)

   CLASS S SHARES
   2005+        $1.00       $0.011          $    --        $0.011      $(0.011)      $--       $(0.011)
   2004+         1.00        0.001               --         0.001       (0.001)       --        (0.001)
   2003+         1.00        0.004               --         0.004       (0.004)       --        (0.004)
   2002+         1.00        0.014               --         0.014       (0.014)       --        (0.014)
   2001          1.00        0.044               --         0.044       (0.044)       --        (0.044)

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2005+        $1.00      $0.018           $    --        $0.018      $(0.018)      $--       $(0.018)
   2004+         1.00       0.006                --         0.006       (0.006)       --        (0.006)
   2003+         1.00       0.009                --         0.009       (0.009)       --        (0.009)
   2002+         1.00       0.019                --         0.019       (0.019)       --        (0.019)
   2001          1.00       0.051                --         0.051       (0.051)       --        (0.051)

   CLASS A SHARES
   2005+        $1.00      $0.015           $ 0.001        $0.016      $(0.016)      $--       $(0.016)
   2004+         1.00       0.003                --         0.003       (0.003)       --        (0.003)
   2003+         1.00       0.007                --         0.007       (0.007)       --        (0.007)
   2002+         1.00       0.017                --         0.017       (0.017)       --        (0.017)
   2001          1.00       0.049                --         0.049       (0.049)       --        (0.049)

   CLASS B SHARES
   2005+        $1.00      $0.008           $ 0.001        $0.009      $(0.009)      $--       $(0.009)
   2004+         1.00       0.001                --         0.001       (0.001)       --        (0.001)
   2003+         1.00       0.001                --         0.001       (0.001)       --        (0.001)
   2002+         1.00       0.009                --         0.009       (0.009)       --        (0.009)
   2001          1.00       0.041                --         0.041       (0.041)       --        (0.041)

   CLASS S SHARES
   2005+        $1.00      $0.014           $(0.001)       $0.013      $(0.013)      $--       $(0.013)
   2004+         1.00       0.001                --         0.001       (0.001)       --        (0.001)
   2003+         1.00       0.004                --         0.004       (0.004)       --        (0.004)
   2002+         1.00       0.014                --         0.014       (0.014)       --        (0.014)
   2001          1.00       0.046                --         0.046       (0.046)       --        (0.046)

                                                                                RATIO
                                                                             OF EXPENSES
                                                                             TO AVERAGE       RATIO OF
                              NET                    NET                     NET ASSETS          NET
                             ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                             VALUE,                  END      OF EXPENSES    FEE WAIVERS       INCOME
                              END         TOTAL   OF PERIOD   TO AVERAGE    AND REDUCTION    TO AVERAGE
                           OF PERIOD     RETURN**   (000)     NET ASSETS     OF EXPENSES     NET ASSETS
--------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2005+                    $1.00         1.65%   $ 406,281      0.53%          0.82%           1.60%
   2004+                     1.00         0.50      415,385      0.52           0.81            0.47
   2003+                     1.00         0.89      528,462      0.53           0.80            0.88
   2002+                     1.00         1.92      485,283      0.49           0.80            1.89
   2001                      1.00         5.09      366,161      0.47           0.79            4.94

   CLASS A SHARES
   2005+                    $1.00         1.40%   $ 201,034      0.78%          1.07%           1.39%
   2004+                     1.00         0.25      164,225      0.77           1.06            0.22
   2003+                     1.00         0.64      186,891      0.78           1.05            0.65
   2002+                     1.00         1.67      226,456      0.74           1.05            1.69
   2001                      1.00         4.83      252,535      0.72           1.04            4.70

   CLASS S SHARES
   2005+                    $1.00         1.09%   $ 259,991      1.08%          1.12%           1.09%
   2004+                     1.00         0.08      265,195      0.94           1.11            0.05
   2003+                     1.00         0.36      383,537      1.06           1.10            0.40
   2002+                     1.00         1.36      639,187      1.04           1.09            1.37
   2001                      1.00         4.52      810,796      1.02           1.09            4.42

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2005+                    $1.00         1.86%   $ 437,804      0.53%          0.82%           1.83%
   2004+                     1.00         0.57      386,661      0.53           0.82            0.57
   2003+                     1.00         0.92      570,998      0.53           0.80            0.91
   2002+                     1.00         1.93      575,014      0.52           0.80            1.89
   2001                      1.00         5.24      403,244      0.52           0.80            4.99

   CLASS A SHARES
   2005+                    $1.00         1.61%   $  33,440      0.78%          1.07%           1.55%
   2004+                     1.00         0.32       42,134      0.78           1.07            0.32
   2003+                     1.00         0.67       34,513      0.78           1.05            0.68
   2002+                     1.00         1.67       43,701      0.77           1.05            1.68
   2001                      1.00         4.97       47,058      0.77           1.05            4.79

   CLASS B SHARES
   2005+                    $1.00         0.87%   $   1,178      1.51%          1.57%           0.79%
   2004+                     1.00         0.05        1,684      1.05           1.57            0.05
   2003+                     1.00         0.12        2,255      1.32           1.55            0.11
   2002+                     1.00         0.92        2,020      1.52           1.55            0.84
   2001                      1.00         4.20          963      1.52           1.55            3.72

   CLASS S SHARES
   2005+                    $1.00         1.31%   $  58,602      1.08%          1.12%           1.38%
   2004+                     1.00         0.06       32,923      1.04           1.12            0.06
   2003+                     1.00         0.38       61,240      1.07           1.10            0.42
   2002+                     1.00         1.37      101,192      1.07           1.09            1.44
   2001                      1.00         4.66      161,498      1.07           1.10            4.54

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   ANNUALIZED.
** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
+   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
++  AMOUNT REPRESENTS LESS THAN $1,000.
(1) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(2) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(3) COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
(4) COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(5) COMMENCED OPERATIONS ON NOVEMBER 30, 2004.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           101

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                  DIVIDENDS AND
                          INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                       --------------------------              --------------------
               NET
              ASSET                 NET REALIZED                                        TOTAL
              VALUE,      NET      AND UNREALIZED     TOTAL       NET                    FROM
            BEGINNING  INVESTMENT     GAIN ON         FROM     INVESTMENT   CAPITAL  DIVIDENDS AND
            OF PERIOD    INCOME      INVESTMENTS   OPERATIONS    INCOME      GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2005+      $1.00      $0.019         $--          $0.019     $(0.019)     $--       $(0.019)
   2004+       1.00       0.006          --           0.006      (0.006)      --        (0.006)
   2003+       1.00       0.010          --           0.010      (0.010)      --        (0.010)
   2002+       1.00       0.021          --           0.021      (0.021)      --        (0.021)
   2001        1.00       0.053          --           0.053      (0.053)      --        (0.053)

   CLASS A SHARES
   2005+      $1.00      $0.017         $--          $0.017     $(0.017)     $--       $(0.017)
   2004+       1.00       0.004          --           0.004      (0.004)      --        (0.004)
   2003+       1.00       0.007          --           0.007      (0.007)      --        (0.007)
   2002+       1.00       0.018          --           0.018      (0.018)      --        (0.018)
   2001        1.00       0.051          --           0.051      (0.051)      --        (0.051)

   CLASS S SHARES
   2005+      $1.00      $0.014         $--          $0.014     $(0.014)     $--       $(0.014)
   2004+       1.00       0.001          --           0.001      (0.001)      --        (0.001)
   2003+       1.00       0.004          --           0.004      (0.004)      --        (0.004)
   2002+       1.00       0.015          --           0.015      (0.015)      --        (0.015)
   2001        1.00       0.048          --           0.048      (0.048)      --        (0.048)

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2005+      $1.00      $0.014         $--          $0.014     $(0.014)     $--       $(0.014)
   2004+       1.00       0.006          --           0.006      (0.006)      --        (0.006)
   2003+       1.00       0.008          --           0.008      (0.008)      --        (0.008)
   2002+       1.00       0.013          --           0.013      (0.013)      --        (0.013)
   2001        1.00       0.029          --           0.029      (0.029)      --        (0.029)

   CLASS A SHARES
   2005+      $1.00      $0.012         $--          $0.012     $(0.012)     $--       $(0.012)
   2004+       1.00       0.003          --           0.003      (0.003)      --        (0.003)
   2003+       1.00       0.006          --           0.006      (0.006)      --        (0.006)
   2002+       1.00       0.010          --           0.010      (0.010)      --        (0.010)
   2001        1.00       0.027          --           0.027      (0.027)      --        (0.027)

   CLASS S SHARES
   2005+      $1.00      $0.009         $--          $0.009     $(0.009)     $--       $(0.009)
   2004+       1.00       0.001          --           0.001      (0.001)      --        (0.001)
   2003+       1.00       0.003          --           0.003      (0.003)      --        (0.003)
   2002+       1.00       0.007          --           0.007      (0.007)      --        (0.007)
   2001        1.00       0.024          --           0.024      (0.024)      --        (0.024)

                                                                  RATIO
                                                               OF EXPENSES
                                                                TO AVERAGE     RATIO OF
               NET                    NET                       NET ASSETS        NET
              ASSET                 ASSETS,        RATIO        EXCLUDING     INVESTMENT
              VALUE,                  END       OF EXPENSES    FEE WAIVERS      INCOME
               END      TOTAL      OF PERIOD     TO AVERAGE   AND REDUCTION   TO AVERAGE
            OF PERIOD  RETURN**      (000)       NET ASSETS    OF EXPENSES    NET ASSETS
-----------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2005+      $1.00      1.94%    $2,118,149        0.53%          0.81%        1.91%
   2004+       1.00      0.64      2,039,495        0.52           0.81         0.63
   2003+       1.00      1.00      1,880,002        0.53           0.80         1.01
   2002+       1.00      2.08      2,135,421        0.52           0.80         2.07
   2001        1.00      5.45      2,058,393        0.52           0.80         5.26

   CLASS A SHARES
   2005+      $1.00      1.69%    $  556,443        0.78%          1.06%        1.67%
   2004+       1.00      0.39        543,320        0.77           1.06         0.38
   2003+       1.00      0.75        634,443        0.78           1.05         0.76
   2002+       1.00      1.83        724,983        0.77           1.05         1.85
   2001        1.00      5.19        863,773        0.77           1.05         4.98

   CLASS S SHARES
   2005+      $1.00      1.39%    $  645,362        1.08%          1.11%        1.37%
   2004+       1.00      0.09        750,722        1.07           1.11         0.08
   2003+       1.00      0.45        985,564        1.08           1.10         0.47
   2002+       1.00      1.52      1,337,571        1.07           1.10         1.55
   2001        1.00      4.88      1,584,325        1.07           1.10         4.78

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2005+      $1.00      1.46%    $  188,716        0.45%          0.82%        1.44%
   2004+       1.00      0.58        205,576        0.42           0.81         0.57
   2003+       1.00      0.81        253,367        0.42           0.79         0.80
   2002+       1.00      1.27        275,530        0.42           0.79         1.28
   2001        1.00      2.95        313,573        0.42           0.80         2.89

   CLASS A SHARES
   2005+      $1.00      1.21%    $  268,133        0.70%          1.07%        1.19%
   2004+       1.00      0.33        274,403        0.67           1.06         0.32
   2003+       1.00      0.56        271,089        0.67           1.04         0.55
   2002+       1.00      1.02        244,693        0.67           1.04         1.01
   2001        1.00      2.70        257,735        0.67           1.05         2.65

   CLASS S SHARES
   2005+      $1.00      0.90%    $   37,543        1.00%          1.12%        0.92%
   2004+       1.00      0.07         33,091        0.92           1.11         0.07
   2003+       1.00      0.29         43,870        0.94           1.09         0.29
   2002+       1.00      0.72         65,360        0.97           1.09         0.75
   2001        1.00      2.39        122,194        0.97           1.10         2.38

        The accompanying notes are an integral part of the financial statements.

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
                                                                     DIVIDENDS AND
                             INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                          --------------------------              --------------------
                  NET
                 ASSET       NET       NET REALIZED                                        TOTAL
                 VALUE,   INVESTMENT  AND UNREALIZED     TOTAL       NET                    FROM
               BEGINNING    INCOME       GAIN ON         FROM     INVESTMENT   CAPITAL  DIVIDENDS AND
               OF PERIOD    (LOSS)      INVESTMENTS   OPERATIONS    INCOME      GAINS   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2005+ (1)    $20.00     $ 0.082       $2.157         $2.239     $(0.079)     $--       $(0.079)

   CLASS C SHARES
   2005+ (1)    $20.00     $(0.070)      $2.185         $2.115     $(0.045)     $--       $(0.045)

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   CLASS A SHARES
   2005+ (1)    $20.00     $ 0.193       $1.570         $1.763     $(0.153)     $--       $(0.153)

   CLASS C SHARES
   2005+ (1)    $20.00     $ 0.052       $1.587         $1.639     $(0.089)     $--       $(0.089)

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2005+ (1)    $20.00     $ 0.320       $0.617         $0.937     $(0.207)     $--       $(0.207)

   CLASS C SHARES
   2005+ (1)    $20.00     $ 0.230       $0.591         $0.821     $(0.161)     $--       $(0.161)

                                                                     RATIO
                                                                  OF EXPENSES
                                                                   TO AVERAGE     RATIO OF
                  NET                    NET                       NET ASSETS        NET
                 ASSET                 ASSETS,        RATIO        EXCLUDING     INVESTMENT
                 VALUE,                  END       OF EXPENSES    FEE WAIVERS      INCOME     PORTFOLIO
                  END      TOTAL      OF PERIOD     TO AVERAGE   AND REDUCTION   TO AVERAGE    TURNOVER
               OF PERIOD  RETURN**      (000)       NET ASSETS    OF EXPENSES    NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2005+ (1)    $22.16     11.21%     $ 8,957         0.82%*          1.99%*        0.48%*        55%

   CLASS C SHARES
   2005+ (1)    $22.07     10.58%     $ 4,574         1.56%*          2.44%*       (0.41)%*       55%

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   CLASS A SHARES
   2005+ (1)    $21.61      8.84%     $10,158         0.79%*          1.93%*        1.15%*        79%

   CLASS C SHARES
   2005+ (1)    $21.55      8.21%     $ 4,580         1.54%*          2.36%*        0.31%*        79%

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2005+ (1)    $20.73      4.70%     $ 2,169         0.81%*          5.30%*        1.95%*        94%

   CLASS C SHARES
   2005+ (1)    $20.66      4.12%     $   517         1.56%*          5.40%*        1.40%*        94%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  ANNUALIZED.
 **  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.

The accompanying notes are an integral part of the financial statements.

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NOTE TO FINANCIAL STATEMENTS
JULY 31, 2005

1. ORGANIZATION

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end investment company with twenty funds: the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, the Balanced Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund and the Short Term Bond Fund (collectively the "Non-Money Market Funds"), the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds"), the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund, (collectively the "Asset Allocation Funds") (the Non-Money Market Funds, the Money Market Funds and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund"). Pursuant to HighMark's multiclass plan, the Funds may offer up to five classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares and Class S Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The International Opportunities Fund and the Small Cap Advantage Fund have not commenced operations as of July 31, 2005.

On January 31, 2004, the Class B Shares of the HighMark Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange Shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available," of which there were none as of July 31, 2005, are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser") a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-

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adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Board, the Administrator notifies the Adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in mutual funds are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

A Fund realizes a gain or loss upon the expiration of a written call or purchased put/call option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased put or call option is closed prior to expiration by being exercised, the cost of investments sold or purchased, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying securities market price falls (in case of a purchased put/call) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During the period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially invested in that security.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, realized/unrealized gains and losses and redemption and exchange fees are allocated to the respective classes on the basis of the relative daily net assets. In addition to the Funds' direct expenses as described above, Fund shareholders of the Asset Allocation Funds also bear a proportionate share of the underlying Funds' expenses.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2005

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds may periodically declare and pay dividends from net investment income. Each of the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of them guarantee that it will pay any dividends or other distributions. Any net realized capital gains will be distributed at least annually by all Funds.

REDEMPTION AND EXCHANGE FEES -- Effective after December 10, 2004, each of the Non-Money Market Funds and the Asset Allocation Funds imposes a 2% redemption fee on the value of Class A Shares redeemed 5 business days or less after their purchase. Each of the Non-Money Market Funds and the Asset Allocation Funds also imposes an exchange fee on Class A Shares exchanged 5 business days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be recorded as an increase to paid-in-capital of the applicable Fund.

Prior to December 13, 2004, the Large Cap Growth Fund imposed a 2.00% redemption fee on the value of Class A Shares redeemed 30 days or less after their purchase. For the year ended July 31, 2005, the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund and the Small Cap Value Fund imposed redemption fees of $1,427, $7,502, $6,036 and $539. No other Fund imposed any such fees.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, that is calculated daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.60% for the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, and the Balanced Fund; 1.15% for the Small Cap Growth Fund; 1.00% for the Small Cap Value Fund; 0.50% for the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, and the Bond Fund; 0.40% for the Short Term Bond Fund; 0.30% for the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund; and 0.65% for the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund. The Adviser has contractually agreed to reduce its fees throughout the year ended July 31, 2005 and for the period ending November 29, 2005, and to the extent necessary, reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                   FIDUCIARY    CLASS A     CLASS B     CLASS C
                                    SHARES      SHARES      SHARES      SHARES
                                   ---------  ----------   ---------   ---------
Large Cap Growth .................   0.97%       1.22%        n/a         n/a
Value Momentum ...................   0.97        1.22         n/a         n/a
Large Cap Value ..................   0.95        1.20         n/a         n/a
Core Equity ......................   0.95        1.20         n/a         n/a
Balanced .........................   0.97        1.22         n/a         n/a
Small Cap Growth .................   1.52        1.77         n/a         n/a
Small Cap Value ..................   1.37        1.62         n/a         n/a
California Intermediate
   Tax-Free Bond .................   0.52        0.77        1.52%       1.27%
National Intermediate
   Tax-Free Bond .................   0.30        0.55         n/a        1.05
Bond .............................   0.77        1.02         n/a         n/a
Short Term Bond ..................   0.68        0.93         n/a         n/a
100% U.S. Treasury Money Market ..   0.55        0.80         n/a         n/a
U.S. Government Money Market .....   0.55        0.80         n/a         n/a
Diversified Money Market .........   0.55        0.80         n/a         n/a
California Tax-Free Money Market .   0.55        0.80         n/a         n/a
Capital Growth Allocation ........    n/a        1.23         n/a         n/a
Growth & Income Allocation .......    n/a        1.23         n/a         n/a
Income Plus Allocation ...........    n/a        1.23         n/a         n/a

Effective October 1, 2001, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") entered into an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Growth Fund. Waddell & Reed's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

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Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, LP ("AJO")
entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective April 29, 2003, the Adviser and Chartwell Investment Partners L.P. ("Chartwell") entered into an investment sub-advisory agreement relating to the Small Cap Growth Fund. Chartwell is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $100 million and 0.60% on the average daily net assets over $100 million of the Small Cap Growth Fund. Chartwell's fee is paid from the Adviser's fee.

The Administrator and HighMark are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.20% of the average daily net assets of each of the Funds, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. For the year ended July 31, 2005, the Administrator voluntarily waived 0.025% of its fee for all the Funds.

The Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. These expenses are reflected on the statements of operations as "Reduction of Expenses." For any new Funds or classes of shares which commence operations after October 1, 2004, such new Funds or classes of shares will be charged all transfer agency related expenses and all such expenses shall be allocated pro rata amongst all of the then existing Funds based on their respective net assets.

Certain officers of HighMark are also officers of the Adviser, the Adviser's parent and the Administrator. Such officers are paid no fees by HighMark for serving as officers of HighMark.

The independent Trustees of HighMark receive quarterly retainer fees and fees and expenses for each meeting of the Board attended. Compensation of independent Trustees is paid by the Funds.

Pursuant to a separate agreement with the Administrator, the Adviser performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. Currently, the Administrator pays the Adviser a fee at an annual rate of 0.075% of the average daily net assets of the Funds for the Adviser's sub-administration services. For the year ended July 31, 2005, the Adviser received sub-administration fees in the amount of $5,231,008.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The Distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund and the Short Term Bond Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The Distributor has voluntarily agreed to waive up to 0.55% for the Class S shares of the 100% U.S. Treasury Money Market Fund, up to 0.75% for the Class B shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the Diversified Money Market Fund, and up to 0.55% of the Class S shares of the California Tax-Free Money Market Fund beginning April 17, 2003, November 8, 2002, June 20, 2003, July 2, 2003, and December 6, 2002,
respectively. Each waiver is voluntary and may be terminated. Prior to January 1, 2003 and December 1, 2002, the California Intermediate Tax-Free Bond Fund and Bond Fund waived all Class A distribution fees, respectively. For the year ended July 31, 2005, the 100% U.S. Treasury Money Market Fund and U.S. Government Money Market Fund had distribution waivers of $65 and $247, respectively.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds listed below. The service providers voluntarily agreed to waive a portion of their fees for all Funds for the year ended July 31, 2005. Any such waiver is voluntary and may be terminated at any time. For the year ended July 31, 2005, Union Bank of California, N.A. or its affiliates received shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,394,000.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2005

For the year ended July 31, 2004, the HighMark Large Cap Growth Fund failed to impose $674,248 in redemption fees at the time of the shareholders transactions. During the reporting period, the Fund's Administrator contributed the full amount of the uncollected redemption fees to the Fund. Additionally, the Adviser made a contribution of $99,244 to the Fund to account for potential lost performance while the redemption fees were uncollected. The Fund's Administrator subsequently reimbursed the Adviser for such amount. The Fund reimbursed shareholders that received materially understated redemption proceeds as a result of the failure to impose the redemption fee.

The following fees are payable (receivable) as of July 31, 2005:

                              INVESTMENT     ADMINIS-    SHAREHOLDER
                                ADVISER      TRATIVE      SERVICING     CUSTODIAN    TRUSTEES
                              ----------    ---------    -----------    ---------    ---------
Large Cap Growth ..........   $   80,236    $  23,400    $    49,319    $   1,340    $   1,420
Value Momentum ............      237,119       69,154        150,893        3,958        3,506
Large Cap Value ...........       82,985       28,247         55,538        1,615        1,182
Core Equity ...............       51,807       16,668         36,553          954          896
Balanced ..................       36,031       10,523         27,993          605          886
Small Cap Growth ..........       27,948        5,081         10,414          290          254
Small Cap Value ...........      186,724       32,669         59,978        1,696        1,462
California Intermediate
   Tax-Free Bond ..........       29,801       24,583          1,371        1,409        1,422
National Intermediate
   Tax-Free Bond ..........       (1,631)      14,492             --          828          770
Bond ......................      171,475       71,881         33,574        3,917        3,892
Short Term Bond ...........        8,600        8,218             --          211          122
100% U.S. Treasury
   Money Market ...........      198,423      135,077             --        7,733        6,537
U.S. Government
   Money Market ...........      105,606       68,268            245        3,913        3,328
Diversified Money
   Market .................      716,725      480,361             --       27,515       24,851
California Tax-Free
   Money Market ...........       85,783       75,049             --        5,298        3,959
Capital Growth
   Allocation .............        5,638        4,457             --          104           36
Growth & Income
   Allocation .............        6,301        4,241             --          183           42
Income Plus
   Allocation .............        1,115        1,831             --           21           --

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                   CLASS A
                                                                   SHARES*
                                                                   -------
Large Cap Growth ..............................................     5.50%
Value Momentum ................................................     5.50
Large Cap Value ...............................................     5.50
Core Equity ...................................................     5.50
Balanced ......................................................     5.50
Small Cap Growth ..............................................     5.50
Small Cap Value ...............................................     5.50
California Intermediate Tax-Free Bond .........................     2.25
National Intermediate Tax-Free Bond ...........................     2.25
Bond ..........................................................     3.25**
Short Term Bond ...............................................     3.25**
Capital Growth Allocation .....................................     5.50
Growth & Income Allocation ....................................     5.50
Income Plus Allocation ........................................     4.50

 *Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.
**Effective December 1, 2005, the sales charge will be 2.25%.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

         YEARS SINCE              CONTINGENT DEFERRED
        PURCHASE MADE                 SALES CHARGE
        ---------------------------------------------
            First ......................   5%
            Second .....................   4%
            Third ......................   3%
            Fourth .....................   3%
            Fifth ......................   2%
            Sixth ......................   1%
            Seventh and Following ......   None

A CDSC of 1% is imposed when Class C Shares are sold within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's average daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Non-Money Market Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2005 are as follows:

                                                          INVESTMENT SECURITIES
                                                         -----------------------
                                                          PURCHASES      SALES
                                                            (000)        (000)
                                                         ----------   ----------
Large Cap Growth .....................................   $  112,810   $  144,651
Value Momentum .......................................       78,604      100,643
Large Cap Value ......................................      190,107      148,693
Core Equity ..........................................      111,922      120,646
Balanced .............................................       54,346       95,736
Small Cap Growth .....................................       56,859       61,430
Small Cap Value ......................................       57,411       48,689
California Intermediate Tax-Free Bond ................       10,538       35,321
National Intermediate Tax-Free Bond ..................       14,037       17,876
Bond .................................................       24,373       21,725
Short Term Bond ......................................       13,091          545
Capital Growth Allocation ............................       16,372        3,507
Growth & Income Allocation ...........................       19,742        5,541
Income Plus Allocation ...............................        3,658        1,004

The purchases and sales (including maturities) of U.S. government securities by the Non-Money Market Funds for the year ended July 31, 2005 are as follows:

                                                          PURCHASES      SALES
                                                            (000)        (000)
                                                         ----------   ----------
Balanced .............................................   $    4,712   $   11,781
Bond .................................................       28,661       58,248
Short Term Bond ......................................       14,313        1,164

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Investments made by the Asset Allocation Funds in other HighMark Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Company for each Asset Allocation Fund is as follows:

                                                                                            REALIZED       NET
CAPITAL GROWTH ALLOCATION                                                                     GAINS    INVESTMENT
                                                              CONTRIBUTIONS   WITHDRAWALS   (LOSSES)     INCOME
   AFFILIATE                                                      (000)          (000)        (000)       (000)
   ----------------------------------------------             -------------   -----------   --------   ----------
   HighMark Bond Fund, Fiduciary Shares                          $   812        $   87       $ --        $  6
   HighMark Core Equity Fund, Fiduciary Shares                     3,325            --         --          10
   HighMark Diversified Money Market Fund, Fiduciary Shares        3,549         3,233         --           4
   HighMark Large Cap Growth Fund, Fiduciary Shares                1,029            --         --           1
   HighMark Large Cap Value Fund, Fiduciary Shares                 1,962           117          4           8
   HighMark Short Term Bond Fund, Fiduciary Shares                   562            --         --          13
   HighMark Small Cap Growth Fund, Fiduciary Shares                  861            --         (1)         --
   HighMark Small Cap Value Fund, Fiduciary Shares                   919            70         --          --
   HighMark Value Momentum Fund, Fiduciary Shares                  3,353            --         75          18
                                                                 -------        ------       ----        ----
                                                     TOTAL:      $16,372        $3,507       $ 78        $ 60
                                                                 -------        ------       ----        ----

                                                                                            REALIZED       NET
GROWTH & INCOME ALLOCATION                                                                    GAINS    INVESTMENT
                                                              CONTRIBUTIONS   WITHDRAWALS   (LOSSES)     INCOME
   AFFILIATE                                                      (000)           (000)       (000)      (000)
   ----------------------------------------------             -------------   -----------   --------   ----------
   HighMark Bond Fund, Fiduciary Shares                          $ 2,810        $  236       $ (1)       $ 47
   HighMark Core Equity Fund, Fiduciary Shares                     2,511            --         --           8
   HighMark Diversified Money Market Fund, Fiduciary Shares        5,510         5,040         --           5
   HighMark Large Cap Growth Fund, Fiduciary Shares                  972            --         --           1
   HighMark Large Cap Value Fund, Fiduciary Shares                 2,194           121          3           9
   HighMark Short Term Bond Fund, Fiduciary Shares                 1,730            --         --          18
   HighMark Small Cap Growth Fund, Fiduciary Shares                  675            --         --          --
   HighMark Small Cap Value Fund, Fiduciary Shares                   742            76          7          --
   HighMark Value Momentum Fund, Fiduciary Shares                  2,598            68         37          14
                                                                 -------        ------       ----        ----
                                                     TOTAL:      $19,742        $5,541       $ 46        $102
                                                                 -------        ------       ----        ----

                                                                                            REALIZED      NET
INCOME PLUS ALLOCATION                                                                        GAINS    INVESTMENT
                                                              CONTRIBUTIONS   WITHDRAWALS   (LOSSES)     INCOME
   AFFILIATE                                                      (000)          (000)        (000)      (000)
   ----------------------------------------------             -------------   -----------   --------   ----------
   HighMark Bond Fund, Fiduciary Shares                           $  855        $   31       $ --        $ 12
   HighMark Core Equity Fund, Fiduciary Shares                       254             7         --          --
   HighMark Diversified Money Market Fund, Fiduciary Shares        1,049           928         --           1
   HighMark Large Cap Growth Fund, Fiduciary Shares                  122             1         --          --
   HighMark Large Cap Value Fund, Fiduciary Shares                   269            16         --           1
   HighMark Short Term Bond Fund, Fiduciary Shares                   730            --         --           7
   HighMark Small Cap Growth Fund, Fiduciary Shares                   57             1         --          --
   HighMark Small Cap Value Fund, Fiduciary Shares                    60             6         --          --
   HighMark Value Momentum Fund, Fiduciary Shares                    262            14          2           1
                                                                  ------        ------       ----        ----
                                                     TOTAL:       $3,658        $1,004       $  2        $ 22
                                                                  ------        ------       ----        ----

Amounts designated as "--' are either $0 or have been rounded to $0.

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5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to an in-kind transaction, net operating losses, the classification of short-term capital gains and ordinary income and expiring capital loss carry-forwards for tax purposes, have been reclassified to/from the following accounts:

                                           UNDISTRIBUTED   UNDISTRIBUTED
                              PAID-IN      NET REALIZED    NET INVESTMENT
                              CAPITAL          GAIN            INCOME
                               (000)           (000)            (000)
                            -----------    -------------   --------------
Value Momentum .........     $     --         $  (182)        $   182
Balanced ...............        3,335          (3,368)             33
Small Cap Growth .......         (417)             --             417
Bond ...................       (1,650)            683             967
Short Term Bond ........           --             (15)             15
Capital Growth
   Allocation ..........           --              (5)              5

Amounts designated as "--" are $0.

These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions paid on a tax basis during the years ended July 31, 2005 and July 31, 2004 are as follows:

                           TAX-EXEMPT   ORDINARY    LONG-TERM
                             INCOME      INCOME    CAPITAL GAIN    TOTAL
                             (000)        (000)        (000)       (000)
                           ----------   --------   ------------   -------
Large Cap Growth
   2005 .................    $   --      $  438       $    --     $   438
   2004 .................        --          --            --          --
Value Momentum
   2005 .................        --       6,684        34,608      41,292
   2004 .................        --       5,355        18,925      24,280
Large Cap Value
   2005 .................        --       1,557            --       1,557
   2004 .................        --       1,053            --       1,053
Core Equity
   2005 .................        --       1,456            --       1,456
   2004 .................        --         488            --         488
Balanced
   2005 .................        --       2,259            --       2,259
   2004 .................        --       1,681            --       1,681
Small Cap Growth
   2005 .................        --          --            49          49
   2004 .................        --         413            28         441
Small Cap Value
   2005 .................        --         168        10,862      11,030
   2004 .................        --         423         2,079       2,502
California
   Intermediate
   Tax-Free Bond
   2005 .................     6,503           2         1,800       8,305
   2004 .................     7,849          26           422       8,297
National
   Intermediate
   Tax-Free Bond
   2005 .................     3,940           4           765       4,709
   2004 .................     4,223          50            10       4,283

                           TAX-EXEMPT   ORDINARY    LONG-TERM
                             INCOME      INCOME    CAPITAL GAIN    TOTAL
                              (000)       (000)        (000)       (000)
                           ----------   --------   ------------   -------
Bond
   2005 .................    $   --      $22,939       $--        $22,939
   2004 .................        --       25,296        --         25,296
Short Term Bond
   2005 .................        --          386        --            386
100% U.S. Treasury
   Money Market
   2005 .................        --       11,837        --         11,837
   2004 .................        --        3,051        --          3,051
U.S. Government
   Money Market
   2005 .................        --        7,632        --          7,632
   2004 .................        --        2,740        --          2,740
Diversified Money
   Market
   2005 .................        --       56,216        --         56,216
   2004 .................        --       15,271        --         15,271
California Tax-Free
   Money Market
   2005 .................     6,482           26        --          6,508
   2004 .................     2,116           --        --          2,116
Capital Growth
   Allocation
   2005 .................        --           14         1             15
Growth & Income
   Allocation
   2005 .................        --           43        --             43
Income Plus
   Allocation
   2005 .................        --           11        --             11

Amounts designated as "--" are either $0 or have been rounded to $0.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2005

As of July 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

                                                                                                                           TOTAL
                                                                                                                       DISTRIBUTABLE
                           UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED    CAPITAL     POST-     UNREALIZED      OTHER       EARNINGS
                             ORDINARY     TAX-EXEMPT     LONG-TERM       LOSS      OCTOBER   APPRECIATION   TEMPORARY   (ACCUMULATED
                              INCOME        INCOME     CAPITAL GAIN  CARRYFORWARD  LOSSES   (DEPRECIATION) DIFFERENCES     LOSSES)
                               (000)         (000)         (000)         (000)      (000)        (000)        (000)         (000)
                           ------------- ------------- ------------- ------------- -------- -------------- ----------- -------------
Large Cap Growth ........     $    263       $   --      $     --      $ (158,945)  $  --      $  23,598    $    --     $ (135,084)
Value Momentum ..........        1,556           --        37,526              --      --        146,105       (173)       185,014
Large Cap Value .........           72           --            --         (36,562)     --         30,697         --         (5,793)
Core Equity .............           15           --            --         (21,436)     --          7,286         --        (14,135)
Balanced ................           --           --            --          (1,566)     --          5,437         --          3,871
Small Cap Growth ........           --           --         1,280              --      --          5,238         --          6,518
Small Cap Value .........          292           --        12,191              --      --         65,515         --         77,998
California Intermediate
  Tax-Free Bond .........           --          148         1,263              --      --          5,622         --          7,033
National Intermediate
  Tax-Free Bond .........           --          135           458              --      --          3,167         --          3,760
Bond ....................          267           --            --         (10,525)    (40)        17,950        315          7,967
Short Term Bond .........           18           --            --              --     (22)          (260)        --           (264)
100% U.S. Treasury
  Money Market ..........        1,757           --            --            (153)     --             (5)    (1,757)          (158)
U.S. Government
  Money Market ..........        1,029           --            --             (34)     (1)            --     (1,030)           (36)
Diversified Money
  Market ................        7,319           --            --            (132)     (1)            --     (7,320)          (134)
California Tax-Free
  Money Market ..........           --          684            --              (8)     --             --       (684)            (8)
Capital Growth
  Allocation ............           --           --            74              --      --            550         --            624
Growth & Income
  Allocation ............            7           --            49              --      --            436         --            492
Income Plus Allocation ..            4           --             2              --      --             35         --             41

Post-October losses represent losses realized on investment transactions from November 1, 2004 through July 31, 2005, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

At July 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                           EXPIRING JULY 31,
                                         ------------------------------------------------------------------------------------
                                         2006    2007     2008    2009      2010        2011       2012     2013      TOTAL
                                         (000)   (000)    (000)   (000)     (000)       (000)      (000)    (000)     (000)
                                         -----   -----   ------   -----   ---------   --------   --------   -----   ---------
Large Cap Growth .....................   $  --   $  --   $   --   $  --   $ 119,920   $ 39,025   $     --   $  --   $ 158,945
Large Cap Value ......................      --      --       --      --       3,748     32,814         --      --      36,562
Core Equity ..........................      --      --       --      --          --      5,809     15,627      --      21,436
Balanced .............................      --      --       --      --          --      1,566         --      --       1,566
Bond .................................      --      --    2,585     137          --      1,692      6,111      --      10,525
100% U.S. Treasury Money Market ......      --      --       --      --          --        153         --      --         153
U.S. Government Money Market .........      --      --       --      --          18         15         --       1          34
Diversified Money Market .............      --     122       --       8          --          1         --       1         132
California Tax-Free Money Market .....       7      --       --      --          --         --          1      --           8

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During the year ended July 31, 2005, capital loss carryforwards that were utilized to offset gains are as follows:

                                                                      (000)
                                                                  -------------
Large Cap Growth ............................................        $ 7,749
Large Cap Value .............................................         13,964
Core Equity .................................................          9,381
Balanced ....................................................          2,325
Bond ........................................................            744
100% U.S. Treasury Money Market .............................             45
California Tax-Free Money Market ............................              1

The Bond Fund had a permanent book/tax difference due to the expiration of a capital loss carryforward. The Bond Fund had $1,649,871 of capital losses which have expired as of July 31, 2005.

At July 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                             FEDERAL TAX
                                                 COST       APPRECIATION    DEPRECIATION        TOTAL
                                                (000)          (000)           (000)            (000)
                                            ------------    ------------    ------------     ------------
Large Cap Growth ........................    $  156,917        $ 25,526        $ (1,928)        $ 23,598
Value Momentum ..........................       401,546         157,198         (11,093)         146,105
Large Cap Value .........................       193,596          32,675          (1,978)          30,697
Core Equity .............................       117,150           9,379          (2,093)           7,286
Balanced ................................        78,034           6,728          (1,291)           5,437
Small Cap Growth ........................        33,585           5,614            (376)           5,238
Small Cap Value .........................       208,471          70,299          (4,784)          65,515
California Intermediate Tax-Free Bond ...       155,913           5,962            (340)           5,622
National Intermediate Tax-Free Bond .....        92,312           3,283            (116)           3,167
Bond ....................................       533,805          21,168          (3,218)          17,950
Short Term Bond .........................        30,659              --            (260)            (260)
100% U.S. Treasury Money Market .........       868,823              --              (5)              (5)
U.S. Government Money Market ............       531,014              --              --               --
Diversified Money Market ................     3,321,135              --              --               --
California Tax-Free Money Market ........       493,566              --              --               --
Capital Growth Allocation ...............        12,869             572             (22)             550
Growth & Income Allocation ..............        14,204             489             (53)             436
Income Plus Allocation ..................         2,655              47             (12)              35

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the year ended July 31, 2005, these fees totaled $148,503. Such fees and the rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected as a reduction to interest income in the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. During the second quarter, the Funds started to maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at July 31, 2005, and the income generated from the program during the year ended July 31, 2005, with respect to such loans are as follows:

                                MARKET VALUE OF    MARKET    INCOME RECEIVED
                                  SECURITIES      VALUE OF   FROM SECURITIES
                                    LOANED       COLLATERAL      LENDING
                                     (000)         (000)          (000)
                                ---------------  ----------  ---------------
Large Cap Growth .............       $25,374       $26,078        $ 48
Value Momentum ...............        75,211        77,723          97
Large Cap Value ..............        28,766        29,681          42
Core Equity ..................        11,688        12,126          15
Balanced .....................        12,468        12,841          15
Small Cap Growth .............         4,925         5,106           2
Small Cap Value ..............        46,152        47,861         168
Bond .........................        73,732        75,316          63
Short Term Bond ..............         4,262         4,352          --

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2005

8. OPTION CONTRACTS

Transactions in written covered call options during the year ended July 31, 2005 are summarized as follows:

                                                                 VALUE MOMENTUM
                                                            -----------------------
                                                            NUMBER OF
            WRITTEN OPTIONS TRANSACTIONS                    CONTRACTS     PREMIUM
--------------------------------------------------------    ---------   -----------
Options written and outstanding at beginning of year ...         --     $        --
Call options written during year .......................      5,525      (1,180,187)
Call options exercised during year .....................       (530)         94,439
Call options expired during year .......................     (1,570)        278,423
Call options closed during year ........................     (1,850)        435,410
                                                            -------     -----------
Options written and outstanding at end of year .........      1,575     $  (371,915)
                                                            =======     ===========

9. FUND MERGERS

On September 19, 2003 the UBOC Municipal Bond Fund, an unregistered common trust fund of Union Bank of California, was converted into the HighMark National Intermediate Tax-Free Bond Fund. The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The HighMark National Intermediate Tax-Free Bond Fund issued 4,027,945 Fiduciary Shares valued at $47,618,371 (including $3,868,594 of unrealized appreciation) immediately before the conversion. One share of the UBOC Municipal Bond Fund was exchanged for 0.6392 shares of the HighMark National Intermediate Tax-Free Bond Fund.

10. IN-KIND TRANSACTIONS

During the year ended July 31, 2005, the HighMark Balanced Fund primarily distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Fund's holdings. The value of the redemptions were as follows:

FIDUCIARY SHARES:

                                                       REALIZED
                                                         GAIN       FUND
                                                        BY THE     SHARES
                REDEMPTION   SECURITIES      CASH        FUND     REDEEMED
                -----------  -----------  ----------  ----------  ---------
Balanced
05/11/05        $39,990,093  $38,272,463  $1,717,630  $3,334,478  2,993,270

This transaction is not a taxable event, and no gain or loss was recognized by the Fund upon the delivery of these securities. This transaction was completed pursuant to procedures adopted by the Board of Trustees. These procedures are designed to minimize or eliminate any adverse tax implications to the Fund and its shareholders.

11. OTHER

At July 31, 2005, the percentage of total shares outstanding held by record shareholders (comprised of omnibus accounts, held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                        NO. OF          %
                                                     SHAREHOLDERS   OWNERSHIP
Large Cap Growth .................................         1            78%
Value Momentum ...................................         1            80
Large Cap Value ..................................         1            57
Core Equity ......................................         1            76
Balanced .........................................         1            80
Small Cap Growth .................................         1            63
Small Cap Value ..................................         1            45
California Intermediate Tax-Free Bond ............         1            57
National Intermediate Tax-Free Bond ..............         1            91
Bond .............................................         1            82
Short Term Bond ..................................         1            83
100% U.S. Treasury Money Market ..................         2            98
U.S. Government Money Market .....................         2            92
Diversified Money Market .........................         2           100
California Tax-Free Money Market .................         2           100
Capital Growth Allocation ........................        --            --
Growth & Income Allocation .......................        --            --
Income Plus Allocation ...........................        --            --

12. SUBSEQUENT EVENT

Effective December 1, 2005, HighMark Capital Management, Inc., will become the Funds' administrator. HighMark Capital Management, Inc. will contract with SEI Global Funds Services to provide sub-administration services to the Funds.

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

[HIGHMARK FUNDS LOGO OMITTED]
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2005

13. SHARES ISSUED AND REDEEMED (000):
Transactions in Fund Shares are as follows for the years or period ended July
31,

                                                            LARGE CAP GROWTH    VALUE MOMENTUM   LARGE CAP VALUE
                                                                  FUND               FUND              FUND
                                                            ----------------   ---------------   ---------------
                                                             2005      2004     2005     2004     2005     2004
                                                            ----------------   ---------------   ---------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ............................................    2,034     3,691    2,634    3,380    3,211    2,418
      Issued in Lieu of Cash Distributions ..............       35        --    1,509      917       61       47
      Redeemed ..........................................   (5,342)   (7,584)  (3,505)  (3,934)  (1,772)  (1,566)
                                                            ------    ------   ------   ------   ------   ------
         Total Fiduciary Share Transactions .............   (3,273)   (3,893)     638      363    1,500      899
                                                            ------    ------   ------   ------   ------   ------
   Class A Shares:
      Issued ............................................      184       690      133      231    2,596      433
      Issued in Lieu of Cash Distributions ..............        2        --      102       68       32       24
      Redeemed ..........................................     (687)     (776)    (299)    (351)    (837)    (565)
                                                            ------    ------   ------   ------   ------   ------
         Total Class A Share Transactions ...............     (501)      (86)     (64)     (52)   1,791     (108)
                                                            ------    ------   ------   ------   ------   ------
   Class B Shares:
      Issued ............................................       18       169       11       51       27      148
      Issued in Lieu of Cash Distributions ..............       --        --       33       20        1        1
      Redeemed ..........................................     (286)     (287)     (61)     (55)     (58)     (27)
                                                            ------    ------   ------   ------   ------   ------
         Total Class B Share Transactions ...............     (268)     (118)     (17)      16      (30)     122
                                                            ------    ------   ------   ------   ------   ------
   Class C Shares (1):
      Issued ............................................       26        86       15        9      225      154
      Issued in Lieu of Cash Distributions ..............       --        --        3        1        1       --
      Redeemed ..........................................      (68)      (45)      (3)     (13)     (26)      (1)
                                                            ------    ------   ------   ------   ------   ------
         Total Class C Share Transactions ...............      (42)       41       15       (3)     200      153
                                                            ------    ------   ------   ------   ------   ------
      Net Increase (Decrease) in Share Transactions .....   (4,084)   (4,056)     572      324    3,461    1,066
                                                            ======    ======   ======   ======   ======   ======

                                                                           CALIFORNIA INTERMEDIATE   NATIONAL INTERMEDIATE
                                                                                TAX-FREE BOND            TAX-FREE BOND
                                                                                     FUND                     FUND
                                                                           -----------------------   ---------------------
                                                                               2005         2004       2005        2004
                                                                           -----------------------   ---------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued from the conversion of the UBOC Municipal Bond Fund (2) ...         --            --        --        4,028
      Issued ...........................................................      1,075         2,075       329          401
      Issued in Lieu of Cash Distributions .............................        140            99        62            2
      Redeemed .........................................................     (2,805)       (3,939)     (862)      (2,216)
                                                                             ------        ------      ----       ------
      Total Fiduciary Share Transactions ...............................     (1,590)       (1,765)     (471)       2,215
                                                                             ------        ------      ----       ------
   Class A Shares:
      Issued ...........................................................        522           765       204          318
      Issued in Lieu of Cash Distributions .............................        183           198        10            6
      Redeemed .........................................................     (1,449)       (3,747)     (291)        (146)
                                                                             ------        ------      ----       ------
      Total Class A Share Transactions .................................       (744)       (2,784)      (77)         178
                                                                             ------        ------      ----       ------
   Class B Shares:
      Issued ...........................................................          8            44        --           --
      Issued in Lieu of Cash Distributions .............................         19            18        --           --
      Redeemed .........................................................       (121)         (274)       --           --
                                                                             ------        ------      ----       ------
      Total Class B Share Transactions .................................        (94)         (212)       --           --
                                                                             ------        ------      ----       ------
   Class C Shares (1):
      Issued ...........................................................         37            53         4           --
      Issued in Lieu of Cash Distributions .............................          3            --        --           --
      Redeemed .........................................................         (1)           --        --           --
                                                                             ------        ------      ----       ------
      Total Class C Share Transactions .................................         39            53         4           --
                                                                             ------        ------      ----       ------
   Class S Shares:
      Issued ...........................................................         --            --        --           --
      Issued in Lieu of Cash Distributions .............................         --            --        --           --
      Redeemed .........................................................         --            --        --           --
                                                                             ------        ------      ----       ------
         Total Class S Share Transactions ..............................         --            --        --           --
                                                                             ------        ------      ----       ------
      Net Increase (Decrease) in Share Transactions ....................     (2,389)       (4,708)     (544)       2,393
                                                                             ======        ======      ====       ======

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.
  * INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
(1) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CORE EQUITY, CALIFORNIA INTERMEDIATE TAX-FREE BOND, NATIONAL INTERMEDIATE TAX FREE BOND AND BOND FUNDSCLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER
    30, 2004 FOR THE SHORT TERM BOND FUND.
(2) SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS.
(3) COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

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

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
                                                               CORE EQUITY        BALANCED       SMALL CAP GROWTH   SMALL CAP VALUE
                                                                  FUND              FUND               FUND               FUND
                                                            ---------------   ----------------   ----------------   ---------------
                                                              2005     2004    2005      2004     2005     2004      2005     2004
                                                            ---------------   ----------------   ----------------   ---------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ............................................    1,605    2,660      960     1,965     381    2,001      2,026    1,983
      Issued in Lieu of Cash Distributions ..............       39       18      152       120       3       24        352       88
      Redeemed ..........................................   (3,921)  (4,362)  (6,009)*  (2,402)   (762)    (358)    (1,796)  (1,593)
                                                            ------   ------   ------    ------   -----    -----     ------   ------
         Total Fiduciary Share Transactions .............   (2,277)  (1,684)  (4,897)     (317)   (378)   1,667        582      478
                                                            ------   ------   ------    ------   -----    -----     ------   ------
   Class A Shares:
      Issued ............................................       51      192       43        76      69      181      1,136    1,386
      Issued in Lieu of Cash Distributions ..............        3        1       10         6      --        6        119       28
      Redeemed ..........................................     (178)    (175)     (72)     (128)    (68)    (226)      (683)    (883)
                                                            ------   ------   ------    ------   -----    -----     ------   ------
         Total Class A Share Transactions ...............     (124)      18      (19)      (46)      1      (39)       572      531
                                                            ------   ------   ------    ------   -----    -----     ------   ------
   Class B Shares:
      Issued ............................................        2       42        8        33      --       40         17      178
      Issued in Lieu of Cash Distributions ..............        3       --        4         2      --       --         50       13
      Redeemed ..........................................      (71)     (58)     (78)      (46)     (8)      (4)      (132)    (147)
                                                            ------   ------   ------    ------   -----    -----     ------   ------
         Total Class B Share Transactions ...............      (66)     (16)     (66)      (11)     (8)      36        (65)      44
                                                            ------   ------   ------    ------   -----    -----     ------   ------
   Class C Shares (1):
      Issued ............................................        5       38        7        16      11       45        413      544
      Issued in Lieu of Cash Distributions ..............       --       --       --        --      --        1         41        5
      Redeemed ..........................................       (8)      --       (8)       (2)    (19)      (4)       (85)     (37)
                                                            ------   ------   ------    ------   -----    -----     ------   ------
         Total Class C Share Transactions ...............       (3)      38       (1)       14      (8)      42        369      512
                                                            ------   ------   ------    ------   -----    -----     ------   ------
      Net Increase (Decrease) in Share Transactions .....   (2,470)  (1,644)  (4,983)     (360)   (393)   1,706      1,458    1,565
                                                            ======   ======   ======    ======   =====    =====     ======   ======

                                                                                              SHORT TERM       100% U.S. TREASURY
                                                                                 BOND            BOND            MONEY MARKET
                                                                                 FUND            FUND                FUND
                                                                           ----------------   ----------   -----------------------
                                                                            2005      2004     2005 (3)       2005         2004
                                                                           ----------------   ----------   -----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued from the conversion of the UBOC Municipal Bond Fund (2) ...       --        --        --              --           --
      Issued ...........................................................    6,446     6,951     2,626       2,968,389    2,040,049
      Issued in Lieu of Cash Distributions .............................      953     1,034        11             320          105
      Redeemed .........................................................   (9,267)  (13,010)     (143)     (2,977,833)  (2,153,114)
                                                                           ------   -------     -----      ----------   ----------
      Total Fiduciary Share Transactions ...............................   (1,868)   (5,025)    2,494          (9,124)    (112,960)
                                                                           ------   -------     -----      ----------   ----------
   Class A Shares:
      Issued ...........................................................      380       703       165         392,802      457,861
      Issued in Lieu of Cash Distributions .............................      128       141        --           2,262          445
      Redeemed .........................................................     (748)   (1,729)      (19)       (358,263)    (480,928)
                                                                           ------   -------     -----      ----------   ----------
      Total Class A Share Transactions .................................     (240)     (885)      146          36,801      (22,622)
                                                                           ------   -------     -----      ----------   ----------
   Class B Shares:
      Issued ...........................................................       16        66        --              --           --
      Issued in Lieu of Cash Distributions .............................       24        29        --              --           --
      Redeemed .........................................................     (178)     (334)       --              --           --
                                                                           ------   -------     -----      ----------   ----------
      Total Class B Share Transactions .................................     (138)     (239)       --              --           --
                                                                           ------   -------     -----      ----------   ----------
   Class C Shares (1):
      Issued ...........................................................        2         3         1              --           --
      Issued in Lieu of Cash Distributions .............................       --        --        --              --           --
      Redeemed .........................................................       --        (2)       --              --           --
                                                                           ------   -------     -----      ----------   ----------
      Total Class C Share Transactions .................................        2         1         1              --           --
                                                                           ------   -------     -----      ----------   ----------
   Class S Shares:
      Issued ...........................................................       --        --        --         873,865    1,047,322
      Issued in Lieu of Cash Distributions .............................       --        --        --           2,902          249
      Redeemed .........................................................       --        --        --        (881,984)  (1,165,831)
                                                                           ------   -------     -----      ----------   ----------
         Total Class S Share Transactions ..............................       --        --        --          (5,217)    (118,260)
                                                                           ------   -------     -----      ----------   ----------
      Net Increase (Decrease) in Share Transactions ....................   (2,244)   (6,148)    2,641          22,460     (253,842)
                                                                           ======   =======     =====      ==========   ==========

                                                                                U.S. GOVERNMENT
                                                                              MONEY MARKET FUND
                                                                           -----------------------
                                                                              2005         2004
                                                                           -----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued from the conversion of the UBOC Municipal Bond Fund (2) ...           --          --
      Issued ...........................................................    3,157,136    2,781,841
      Issued in Lieu of Cash Distributions .............................          158           52
      Redeemed .........................................................   (3,106,150)  (2,966,230)
                                                                           ----------   ----------
      Total Fiduciary Share Transactions ...............................       51,144     (184,337)
                                                                           ----------   ----------
   Class A Shares:
      Issued ...........................................................       64,614       53,832
      Issued in Lieu of Cash Distributions .............................          557          123
      Redeemed .........................................................      (73,865)     (46,334)
                                                                           ----------   ----------
      Total Class A Share Transactions .................................       (8,694)       7,621
                                                                           ----------   ----------
   Class B Shares:
      Issued ...........................................................          326          671
      Issued in Lieu of Cash Distributions .............................           10            1
      Redeemed .........................................................         (843)      (1,243)
                                                                           ----------   ----------
      Total Class B Share Transactions .................................         (507)        (571)
                                                                           ----------   ----------
   Class C Shares (1):
      Issued ...........................................................           --           --
      Issued in Lieu of Cash Distributions .............................           --           --
      Redeemed .........................................................           --           --
                                                                           ----------   ----------
      Total Class C Share Transactions .................................           --           --
                                                                           ----------   ----------
   Class S Shares:
      Issued ...........................................................      317,539      296,462
      Issued in Lieu of Cash Distributions .............................          541           28
      Redeemed .........................................................     (292,400)    (324,807)
                                                                           ----------   ----------
         Total Class S Share Transactions ..............................       25,680      (28,317)
                                                                           ----------   ----------
      Net Increase (Decrease) in Share Transactions ....................       67,623     (205,604)
                                                                           ==========   ==========

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2005

13. SHARES ISSUED AND REDEEMED (000) (CONCLUDED):

Transactions in Fund Shares are as follows for the years or period ended July
31,

                                                                    DIVERSIFIED         CALIFORNIA TAX-FREE
                                                                   MONEY MARKET             MONEY MARKET
                                                                       FUND                     FUND
                                                              -----------------------   -------------------
                                                                2005          2004        2005       2004
                                                              -----------------------   -------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ..............................................      5,401,713    4,737,665    620,445    338,586
    Issued in Lieu of Cash Distributions ................          7,261        2,530         --         --
    Redeemed ............................................     (5,330,319)  (4,580,627)  (637,304)  (386,378)
                                                              ----------   ----------   --------   --------
      Total Fiduciary Share Transactions ................         78,655      159,568    (16,859)   (47,792)
                                                              ----------   ----------   --------   --------
  Class A Shares:
    Issued ..............................................        551,276      458,464    334,065    392,111
    Issued in Lieu of Cash Distributions ................          8,746        2,263      3,179        833
    Redeemed ............................................       (546,899)    (551,831)  (343,514)  (389,632)
                                                              ----------   ----------   --------   --------
      Total Class A Share Transactions ..................         13,123      (91,104)    (6,270)     3,312
                                                              ----------   ----------   --------   --------
  Class B Shares:
    Issued ..............................................             --           --         --         --
    Issued in Lieu of Cash Distributions ................             --           --         --         --
    Redeemed ............................................             --           --         --         --
                                                              ----------   ----------   --------   --------
      Total Class B Share Transactions ..................             --           --         --         --
                                                              ----------   ----------   --------   --------
  Class C Shares:
    Issued ..............................................             --           --         --         --
    Issued in Lieu of Cash Distributions ................             --           --         --         --
    Redeemed ............................................             --           --         --         --
                                                              ----------   ----------   --------   --------
      Total Class C Share Transactions ..................             --           --         --         --
                                                              ----------   ----------   --------   --------
  Class S Shares:
    Issued ..............................................      2,747,529    2,518,055    149,640    211,746
    Issued in Lieu of Cash Distributions ................          9,303          728        334         30
    Redeemed ............................................     (2,862,191)  (2,753,599)  (145,522)  (222,556)
                                                              ----------   ----------   --------   --------
      Total Class S Share Transactions ..................       (105,359)    (234,816)     4,452    (10,780)
                                                              ----------   ----------   --------   --------
    Net Decrease in Share Transactions ..................        (13,581)    (166,352)   (18,677)   (55,260)
                                                              ==========   ==========   ========   ========

                                                            CAPITAL GROWTH         GROWTH & INCOME          INCOME PLUS
                                                              ALLOCATION              ALLOCATION            ALLOCATION
                                                                 FUND                    FUND                  FUND
                                                            --------------         ---------------          -----------
                                                               2005 (1)                2005 (1)              2005 (1)
                                                            --------------         ---------------          -----------
Shares Issued and Redeemed:
  Class A Shares:
    Issued .........................................             414                     490                    109
    Issued in Lieu of Cash Distributions ...........              --                       2                     --
    Redeemed .......................................             (10)                    (22)                    (4)
                                                                 ---                     ---                    ---
      Total Class A Share Transactions .............             404                     470                    105
                                                                 ---                     ---                    ---
  Class C Shares:
    Issued .........................................             208                     215                     25
    Issued in Lieu of Cash Distributions ...........              --                      --                     --
    Redeemed .......................................              (1)                     (2)                    --
                                                                 ---                     ---                    ---
      Total Class C Share Transactions .............             207                     213                     25
                                                                 ---                     ---                    ---
    Net Increase in Share Transactions .............             611                     683                    130
                                                                 ===                     ===                    ===

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.
(1) COMMENCED OPERATIONS ON OCTOBER 12, 2004.

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REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF EACH OF THE
HIGHMARK FUNDS:

We have audited the accompanying statements of net assets and statements of assets and liabilities, including the schedules of investments of Large Cap Growth Fund, Value Momentum Fund, Large Cap Value Fund, Core Equity Fund, Balanced Fund, Small Cap Growth Fund, Small Cap Value Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Bond Fund, Short Term Bond Fund, 100% U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Diversified Money Market Fund, California Tax-Free Money Market Fund, Capital Growth Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively the "HighMark Funds" or the "Funds" ) as of July 31, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds` internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2005, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 23, 2005

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NOTICE TO SHAREHOLDERS OF THE
HIGHMARK FUNDS (UNAUDITED)

For shareholders that do not have a July 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2005 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2005, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                                 QUALIFIED
                                                                                                 DIVIDENDS
                                                                                                    AND     QUALIFYING
                                                                                                 CORPORATE   DIVIDEND
                                                15% RATE      ORDINARY                           DIVIDENDS    INCOME
                                               LONG-TERM       INCOME       TAX EXEMPT            RECEIVED   (15% TAX       U.S.
                                              CAPITAL GAIN  DISTRIBUTIONS     INCOME             DEDUCTION   RATE FOR    GOVERNMENT
FUND                                          DISTRIBUTION   (TAX BASIS)   DISTRIBUTIONS  TOTAL     (1)      QDI) (2)   INTEREST (5)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth ...........................       0.00%       100.00%          0.00%    100.00%  100.00%     100.00%        0.00%
Value Momentum .............................      83.81%        16.19%          0.00%    100.00%   82.69%      82.01%        0.00%
Large Cap Value ............................       0.00%       100.00%          0.00%    100.00%  100.00%     100.00%        0.00%
Core Equity ................................       0.00%       100.00%          0.00%    100.00%  100.00%     100.00%        0.00%
Balanced ...................................       0.00%       100.00%          0.00%    100.00%   59.63%      58.92%        7.13%
Small Cap Growth ...........................     100.00%         0.00%          0.00%    100.00%    0.00%       0.00%        0.00%
Small Cap Value ............................      98.48%         1.52%          0.00%    100.00%  100.00%     100.00%        0.00%
California Intermediate Tax-Free Bond (4) ..      21.67%         0.02%         78.31%    100.00%    0.00%       0.00%        0.00%
National Intermediate Tax-Free Bond ........      16.24%         0.09%         83.67%    100.00%    0.00%       0.00%        0.00%
Bond .......................................       0.00%       100.00%          0.00%    100.00%    0.00%       0.00%       13.63%
Short-Term Bond ............................       0.00%       100.00%          0.00%    100.00%    0.00%       0.00%       18.53%
100% U.S. Treasury Money Market (3) ........       0.00%       100.00%          0.00%    100.00%    0.00%       0.00%      100.00%
U.S. Government Money Market ...............       0.00%       100.00%          0.00%    100.00%    0.00%       0.00%       28.42%
Diversified Money Market ...................       0.00%       100.00%          0.00%    100.00%    0.00%       0.00%        1.41%
California Tax-Free Money Market (4) .......       0.00%         0.42%         99.58%    100.00%    0.00%       0.00%        0.00%
Capital Growth Allocation ..................       0.00%       100.00%          0.00%    100.00%  100.00%     100.00%        0.00%
Growth & Income Allocation .................       0.00%       100.00%          0.00%    100.00%  100.00%      57.95%        0.00%
Income Plus Allocation .....................       0.00%       100.00%          0.00%    100.00%   17.92%      13.86%        0.00%

------------------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED DURING JULY 31, 2005. ALL INCOME EARNED BY 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.
(4) FOR RESIDENTS OF CALIFORNIA, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2005 .
(5) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

-------------------------------------------




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TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended, are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Currently, the Trust does not have any Interested Board Members. The SAI includes additional information about Fund directors. The SAI is available upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 30, 2005.

-------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                 NUMBER OF PORTFOLIOS
                                            OFFICE                                      IN HIGHMARK
                                              AND              PRINCIPAL                   FUNDS               OTHER
                           POSITION(S)     LENGTH OF         OCCUPATION(S)                COMPLEX          DIRECTORSHIPS
     NAME,                  HELD WITH        TIME             DURING PAST                OVERSEEN             HELD BY
ADDRESS AND AGE             THE TRUST      SERVED(2)            5 YEARS              BY BOARD MEMBER(3)   BOARD MEMBER(4)
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
-------------------------
David Benkert             Trustee         Since 03/04  From April 1, 1992 to                 18                None
48                                                     present, Principal,
                                                       Navigant Consulting, Inc.
                                                       (Financial Consulting -
                                                       Healthcare).

Thomas L. Braje           Trustee, Vice   Since 06/87  Prior to retirement in                18                None
62                        Chairman                     October 1996, Vice President
                                                       and Chief Financial Officer
                                                       of Bio Rad Laboratories,
                                                       Inc.

David A. Goldfarb         Trustee         Since 06/87  Partner, Goldfarb & Simens,           18                None
62                                                     Certified Public Accountants.

Joseph C. Jaeger          Trustee,        Since 06/87  Prior to retirement in June           18                None
69                        Chairman                     1998, Senior Vice President
                                                       and Chief Financial Officer,
                                                       Delta Dental Plan of
                                                       California.

Michael L. Noel           Trustee         Since 12/98  President, Noel Consulting            18              Avista Corp.
64                                                     Company since 1998. Senior                              (AVA)
                                                       Advisor, Saber Partners
                                                       (financial advisory firm)
                                                       since 2002. Member, Board of
                                                       Directors, Avista Corp.
                                                       (utility company), since
                                                       January 2004. Member, Board
                                                       of Directors, SCAN Health
                                                       Plan, since 1997. From April
                                                       1997 to December 1998,
                                                       Member of HighMark Funds
                                                       Advisory Board.

Robert M. Whitler         Trustee         Since 12/98  Prior to retirement in 1996,          18                None
66                                                     Executive Vice President
                                                       and Chief Trust Officer of
                                                       Union Bank of California,
                                                       N.A. From April 1997 to
                                                       December 1998, Member of
                                                       HighMark Funds Advisory
                                                       Board. From April 1997 to
                                                       April 2002, Director,
                                                       Current Income Shares, Inc.
                                                       (closed-end investment
                                                       company).

OFFICERS
--------
James F. Volk             President       Since 11/03  Chief Accounting Officer and          N/A                N/A
One Freedom                                            Chief Compliance Officer,
Valley Drive                                           SEI Investments Global Funds
Oaks, PA 19456                                         Services 2004-Present. Senior
Age: 43                                                Operations Officer, Fund
                                                       Accounting and Administration
                                                       1996-2004. From 1993 until
                                                       1996, Assistant Chief
                                                       Accountant for the U.S.
                                                       Securities and Exchange
                                                       Commission.

Jennifer E. Spratley      Controller and  Since 6/05   Fund Accounting Director, SEI         N/A                N/A
One Freedom               Chief Financial               Investments (1999-Present).
Valley Drive              Officer                      Audit Manager, Ernst & Young
Oaks, PA 19456                                         LLP (1991-1999).
Age: 36

----------
1 Each trustee may be contacted by writing to the Trustee c/o HighMark Funds, One Freedom Valley Drive, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with the Trust's by-laws.
3 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2005, the HighMark Funds Complex consisted of 18 Funds.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


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OFFICERS (UNAUDITED) (CONCLUDED)

-------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                 NUMBER OF PORTFOLIOS
                                            OFFICE                                      IN HIGHMARK
                                              AND             PRINCIPAL                    FUNDS               OTHER
                            POSITION(S)    LENGTH OF        OCCUPATION(S)                 COMPLEX          DIRECTORSHIPS
      NAME,                  HELD WITH       TIME            DURING PAST                  OVERSEEN            HELD BY
ADDRESS AND AGE              THE TRUST      SERVED            5 YEARS                BY BOARD MEMBER(1)   BOARD MEMBER(2)
-------------------------------------------------------------------------------------------------------------------------
Catherine Vacca           Chief           Since 9/04   Senior Vice President and            N/A                 N/A
475 Sansome Street        Compliance                   Chief Compliance Officer
San Francisco,            Officer                      of the Adviser since July
CA 94111                                               2004. From December 2002
48                                                     to July 2004, Vice President
                                                       and Chief Compliance
                                                       Officer, Wells Fargo Funds
                                                       Management, LLC. From
                                                       November 2000 to February
                                                       2002, Vice President
                                                       and Head of Fund
                                                       Administration, Charles
                                                       Schwab & Co., Inc.

R. Gregory Knopf          Vice President  Since 9/04   Managing Director of the             N/A                 N/A
445 S. Figueroa Street    & Assistant                  Adviser since 1998.
Suite #306                Secretary
Los Angeles, CA 90071
55

Philip T. Masterson       Vice President  Since 9/04   Vice President & Assistant           N/A                 N/A
One Freedom Valley Drive  & Assistant                  Secretary of SEI Investments
Oaks, PA 19456            Secretary                    Global Funds Services
41                                                     since 2005. General Counsel
                                                       at Citco Mutual Fund
                                                       Services (2003-2004). Vice
                                                       President and Associate
                                                       Counsel at Oppenheimer
                                                       Funds (1998-2003).

Timothy D. Barto          Vice President  Since 03/00  Vice President and                   N/A                 N/A
One Freedom               & Assistant                  Assistant Secretary of
Valley Drive              Secretary                    the Administrator since
Oaks, PA 19456                                         December 1999. Vice
37                                                     President and Assistant
                                                       Secretary of the Distributor
                                                       from 1999 to 2004.

Sofia A. Rosala           Vice President  Since 3/05   Vice President & Assistant           N/A                 N/A
One Freedom               & Assistant                  Secretary of SEI Investments
Valley Drive              Secretary                    Global Funds Services
Oaks, PA 19456                                         since 2005. Compliance
31                                                     Officer of SEI Investments
                                                       (2001-2004). Account and
                                                       Product Consultant, SEI
                                                       Private Trust Company
                                                       (1998-2001).

James Ndiaye              Vice President  Since 3/05   Vice President & Assistant           N/A                 N/A
One Freedom               & Assistant                  Secretary of SEI Investments
Valley Drive              Secretary                    Global Funds Services
Oaks, PA 19456                                         since 2005. Vice President,
37                                                     Deutsche Asset Management
                                                       (2003-2004). Associate,
                                                       Morgan, Lewis and Bockius
                                                       LLP (2000-2003). Assistant
                                                       Vice President, ING
                                                       Variable Annuities Group
                                                       1999-2000).

Michael T. Pang           Vice President  Since 3/05   Vice President & Assistant           N/A                 N/A
One Freedom               & Assistant                  Secretary of SEI Investments
Valley Drive              Secretary                    Global Funds Services since
Oaks, PA 19456                                         2005. Counsel, Caledonian
33                                                     Bank & Trust's Mutual Fund
                                                       Group (2004-2005). Counsel,
                                                       Permal Asset Management
                                                       (2001-2004). Associate,
                                                       Schulte, Roth & Zabel's
                                                       Investment Management
                                                       Group (2000-2001).

1 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2005, the HighMark Funds Complex consisted of 18 Funds.
2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------

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BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, which consists entirely of trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory and the sub-advisory agreements that relate to the Funds (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the summer, the Board of Trustees meets to review the Agreements to determine whether to approve the continuation of the Agreements for an additional one-year period.

In connection with these meetings, the Trustees receive materials that the Adviser and the Funds' sub-advisers (collectively with the Adviser, the "Managers") believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as Fund assets reach higher levels),

      o sales and redemption data for the Funds,

      o information about the profitability of the Managers' relationship to the Funds and

      o information obtained through the completion of an informational questionnaire sent to the Managers by the Trustees.

The Board of Trustees may also consider other material facts such as:

      o each Manager's financial results and financial condition,

      o the size, education and experience of the Managers' respective investment staffs and their use of technology, external research and trading cost measurement tools,

      o the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Managers and the use of "soft" commission dollars to pay for research and services for the Managers,

      o the Managers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the economic outlook generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Managers. The Trustees also meet with, and ask questions of, representatives of each Manager, either in person or by conference telephone.

The Board of Trustees most recently approved the continuation of the Agreements at a meeting held on July 20, 2005. This approval followed extensive discussion of the Agreements at meetings held on June 23, 24 and July 20. In considering whether to approve the continuation of the Agreements, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by the Managers and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

--------------------------------------------------------------------------------

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BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

INVESTMENT PERFORMANCE OF THE FUNDS AND THE MANAGERS. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, and such discussions with the Adviser occurred at each regular board meeting. With respect to each Fund, the Board concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Manager(s) that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund's Manager(s) have taken or are taking steps designed to help improve the Fund's investment performance. The Trustees also noted that some Funds were recently formed and therefore performance comparisons were unavailable or related to a time period that was too short for a comparison to be meaningful. In addition, the Trustees noted that some of the Funds have sub-advisers who have been managing the Fund for a limited period of time, and that the long-term investment performance of those Funds to a substantial extent is not attributable to the current sub-adviser's efforts. In such circumstances, the Trustees paid particular attention to the Fund's investment performance during the limited period for which the sub-adviser has managed the Fund. The Trustees also considered each Manager's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Managers supported the renewal of the Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation other than advisory fees received by the Managers and their affiliates from the Funds. The Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Managers had implemented breakpoints in their investment advisory fees and/or expense caps with respect to such Funds. The Trustees also considered the Adviser's commitment to add a breakpoint on the administration fees for the Funds on aggregate Trust net asset levels exceeding $10 billion. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a Fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that at least one share class in each of the Funds benefited from expense caps, and that some Funds had multiple share classes that

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[MOUNTAIN RANGE GRAPHIC OMITTED]

benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. Finally, the Trustees noted the Adviser's commitment to add a breakpoint on the administration fees for the Funds on aggregate Trust net asset levels exceeding $10 billion. After reviewing these and related factors and discussions with Fund management, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the existing advisory and sub-advisory agreements relating to the Funds should be continued with respect to the Funds through July 31, 2006.

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HIGHMARK FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities, is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available (i) without charge upon request by calling our investors services desk at 1-800-433-6884; (ii) on the Commission's web site at http://www.sec.gov; (iii) on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                    CUSIP     TICKER    FUND #
LARGE CAP GROWTH                      431114818    HMGRX      492
VALUE MOMENTUM                        431114677    HMVMX      871
LARGE CAP VALUE                       431114206    HMIEX      490
CORE EQUITY                           431112788    HMCFX     1627
BALANCED                              431114792    HMBAX      491
SMALL CAP GROWTH                      431112739    HSRFX     1204
SMALL CAP VALUE                       431112101    HMSCX      148
CA INTERMEDIATE TAX-FREE BOND         431114644    HMITX      847
NATIONAL INTERMEDIATE TAX-FREE BOND   431112655    HMNTX     1600
BOND                                  431114305    HMBDX      489
SHORT TERM BOND                       431112549    HMSFX     1506
100% U.S. TREASURY MONEY MARKET       431114503    HMTXX      486
U.S. GOVERNMENT MONEY MARKET          431114701    HMGXX      485
DIVERSIFIED MONEY MARKET              431114883    HMDXX      484
CA TAX-FREE MONEY MARKET              431114842    HMCXX      487

                            RETAIL SHARES INFORMATION

LARGE CAP GROWTH
   CLASS A SHARES                     431114768    HMRGX      481
   CLASS B SHARES                     431114511    HMGBX      455
   CLASS C SHARES                     431112879    HGRCX     1755

VALUE MOMENTUM
   CLASS A SHARES                     431114628    HMVLX      870
   CLASS B SHARES                     431114529    HVMBX      456
   CLASS C SHARES                     431112812    HVMCX     1753

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124                              1.800.433.6884

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                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                       CUSIP     TICKER    FUND #
LARGE CAP VALUE
   CLASS A SHARES                        431114784    HMERX      479
   CLASS B SHARES                        431114537    HIEBX      457
   CLASS C SHARES                        431112861    HIECX     1754

CORE EQUITY
   CLASS A SHARES                        431112770    HCEAX     1626
   CLASS B SHARES                        431112762    HCEBX     1628
   CLASS C SHARES                        431112754    HCECX     1632

BALANCED
   CLASS A SHARES                        431114776    HMBRX      480
   CLASS B SHARES                        431114545    HMBBX      452
   CLASS C SHARES                        431112887    HMBCX     1760

SMALL CAP GROWTH
   CLASS A SHARES                        431112713    HSRAX     1201
   CLASS B SHARES                        431112697    HSRBX     1202
   CLASS C SHARES                        431112689    HSRCX     1203

SMALL CAP VALUE
   CLASS A SHARES                        431112200    HASVX       41
   CLASS B SHARES                        431112309    HBSVX      123
   CLASS C SHARES                        431112820    HSVCX     1756

CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                        431114578    HMCIX      846
   CLASS B SHARES                        431112796    HCABX     1761
   CLASS C SHARES                        431112630    HCTCX     1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                        431112663    HMNFX     1598
   CLASS C SHARES                        431112622    HNTCX     1490

BOND
   CLASS A SHARES                        431114743    HMRBX      478
   CLASS B SHARES                        431112747    HBDBX     1090
   CLASS C SHARES                        431112648    HBDCX     1492

SHORT TERM BOND
   CLASS A SHARES                        431112523    HMSAX     1505
   CLASS C SHARES                        431112515    HBTCX     1470

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                        431114404    HMRXX      475

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                        431114602    HMUXX      474
   CLASS B SHARES                        431114495    HGBXX      450

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                        431114800    HMVXX      473

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                              WWW.HIGHMARKFUNDS.COM                          125

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

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HIGHMARK FUND INFORMATION (CONCLUDED)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                       CUSIP    TICKER     FUND #

CA TAX-FREE MONEY MARKET
   CLASS A SHARES                        431114859   HMAXX       476

CAPITAL GROWTH ALLOCATION FUND
   CLASS A SHARES                        431112564   HMAAX      1494
   CLASS C SHARES                        431112556   HBACX      1497

GROWTH & INCOME ALLOCATION FUND
   CLASS A SHARES                        431112580   HMRAX      1493
   CLASS C SHARES                        431112572   HBRCX      1496

INCOME PLUS ALLOCATION FUND
   CLASS A SHARES                        431112614   HMPAX      1495
   CLASS C SHARES                        431112598   HBPCX      1498

                           CLASS S SHARES INFORMATION

100% U.S. TREASURY MONEY MARKET
   CLASS S SHARES                        431112606   HUSXX      1730
U.S. GOVERNMENT MONEY MARKET
   CLASS S SHARES                        431112507   HGSXX      1729
DIVERSIFIED MONEY MARKET
   CLASS S SHARES                        431112408   HDSXX      1728
CA TAX-FREE MONEY MARKET
   CLASS S SHARES                        431112705   HCSXX      1727

--------------------------------------------------------------------------------

126                                1.800.433.6884

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

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NOTES

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                             WWW.HIGHMARKFUNDS.COM                           127

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

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94111

SUB-ADVISERS
Large Cap Growth Fund:
Waddell & Reed Investment Management Company
6300 Lamar Avenue
Shawnee Mission, KS 66202

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Growth Fund:
Chartwell Investment Partners L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Global Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

TRANSFER AGENT
State Street Bank & Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
Joseph C. Jaeger, Chairman
Thomas L. Braje, Vice Chairman
David Benkert
David A. Goldfarb
Michael L. Noel
Robert M. Whitler

--------------------------------------------------------------------------------

128                                1.800.433.6884

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


                        --------------------------------------------------------
                        To learn more about HighMark, visit us at www.highmarkfunds.com or call:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609




                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED]




                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071




WWW.HIGHMARKFUNDS.COM

HMK-AR-002-0300
84806 (07/05)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principle executive officer, principle financial officer, controller or principle accounting officer and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are David A. Goldfarb and Robert M. Whitler and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Deloitte & Touche LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------------------------- -----------------------------------
                                           2005                                                   2004
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit             $323,000        N/A               N/A                 $231,200        N/A               N/A
         Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-             $20,750        N/A               N/A                 $ 18,000        N/A               N/A
         Related
         Fees(2)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax                $     0        N/A               N/A                 $ 13,800        N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All                $     0        N/A               N/A                 $  5,000        N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) The above "Audit-Related Fees" were billed for three security count verifications for the Funds as required under section (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

(e)(1) To the extent required by applicable law, the Fund's audit committee approves, in advance, the engagement, of all audit and non-audit services rendered to the Fund by the Fund's independent public accountants and all non-audit services rendered by the Fund's independent public accountants to the investment adviser and to certain of the investment adviser's affiliates; provided however that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ----------------------- --------------- --------------
                                           2005           2004
             ----------------------- --------------- --------------
              Audit-Related Fees           $ 0            $ 0

             ----------------------- --------------- --------------
              Tax Fees                     $ 0            $ 0

             ----------------------- --------------- --------------
              All Other Fees               $ 0            $ 0

             ----------------------- --------------- --------------


(f) Hours expended as part of the financial statement audit were substantially all by Deloitte & Touche LLP employees.

(g) The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $20,750 and $36,800 for 2005 and 2004, respectively.

(h)      Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, in cases where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  HighMark Funds


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------
                                              James F. Volk, President

Date:  October 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------
                                              James F. Volk, President

Date:  October 6, 2005


By (Signature and Title)*                     /s/ Jennifer E. Spratley
                                              ------------------------
                                              Jennifer E. Spratley, Controller
                                              and Chief Financial Officer
Date:  October 6, 2005


* Print the name and title of each signing officer under his or her signature.